Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (3.9%)
*	Trade Desk Inc. Class A	6,226,248	486,581
*	Pinterest Inc. Class A	8,115,755	219,369
*	ROBLOX Corp. Class A	6,743,722	195,298
*	Liberty Media Corp.-Liberty Formula One Class C	2,916,105	181,673
*	Liberty Broadband Corp. Class C	1,626,138	148,499
*	Snap Inc. Class A	14,178,719	126,332
*	Roku Inc. Class A	1,735,372	122,500
	New York Times Co. Class A	2,276,080	93,775
	Iridium Communications Inc.	1,743,375	79,306
*	Liberty Global plc Class C	3,957,674	73,454
*	ZoomInfo Technologies Inc. Class A	4,266,013	69,963
	Nexstar Media Group Inc. Class A	463,712	66,482
	TKO Group Holdings Inc.	740,496	62,246
	Warner Music Group Corp. Class A	1,923,659	60,403
*	Liberty Media Corp.-Liberty SiriusXM	2,118,978	53,949
	Endeavor Group Holdings Inc. Class A	2,628,014	52,297
*	IAC Inc.	975,169	49,139
*	Frontier Communications Parent Inc.	3,067,691	48,009
*	Ziff Davis Inc.	650,794	41,449
	Madison Square Garden Sports Corp.	232,017	40,905
	TEGNA Inc.	2,770,808	40,371
*	Yelp Inc. Class A	941,810	39,170
	Cable One Inc.	63,506	39,097
	Cogent Communications Holdings Inc.	598,566	37,051
*	Cinemark Holdings Inc.	1,521,020	27,911
	Telephone & Data Systems Inc.	1,390,089	25,453
*	Liberty Media Corp.-Liberty SiriusXM Class A	988,258	25,151
*	Liberty Global plc Class A	1,444,056	24,722
*	TripAdvisor Inc.	1,475,720	24,467
[1]	Sirius XM Holdings Inc.	5,139,981	23,233
	John Wiley & Sons Inc. Class A	611,210	22,719
*	Cargurus Inc. Class A	1,221,418	21,399
*	Liberty Media Corp.-Liberty Live Class C	660,393	21,199
*	Bumble Inc. Class A	1,383,089	20,636
*	Lumen Technologies Inc.	14,232,895	20,211
*	DISH Network Corp. Class A	3,368,551	19,740
*	Madison Square Garden Entertainment Corp. Class A	593,322	19,526
*	Liberty Broadband Corp. Class A	202,079	18,371
*	Liberty Media Corp.-Liberty Formula One Class A	313,819	17,743
*	Atlanta Braves Holdings Inc. Class C	495,372	17,700
	Shenandoah Telecommunications Co.	722,929	14,900

		Shares	Market Value ($000)
	Scholastic Corp.	382,108	14,574
*	Cars.com Inc.	855,214	14,419
*	Sphere Entertainment Co.	376,147	13,978
*	Lions Gate Entertainment Corp. Class B	1,706,158	13,427
*	Liberty Latin America Ltd. Class C	1,636,944	13,357
*	Globalstar Inc.	9,889,336	12,955
	Shutterstock Inc.	331,337	12,607
*	Magnite Inc.	1,662,988	12,539
*	ZipRecruiter Inc. Class A	1,032,061	12,374
*	Eventbrite Inc. Class A	1,159,525	11,433
*,1	fuboTV Inc.	4,176,641	11,152
*	TechTarget Inc.	357,402	10,851
*	Gogo Inc.	903,301	10,776
*,1	Atlanta Braves Holdings Inc. Class A	262,512	10,256
*	Altice USA Inc. Class A	3,118,124	10,196
*	Integral Ad Science Holding Corp.	789,125	9,383
*	Playtika Holding Corp.	971,998	9,360
*	Cardlytics Inc.	557,403	9,197
*	Liberty Media Corp.-Liberty Live Class A	283,361	9,045
*	Anterix Inc.	279,963	8,785
*	United States Cellular Corp.	200,747	8,626
*	EchoStar Corp. Class A	490,121	8,210
*	Thryv Holdings Inc.	436,467	8,192
*	Vimeo Inc.	2,271,235	8,040
*	Clear Channel Outdoor Holdings Inc.	5,061,531	7,997
*	PubMatic Inc. Class A	626,943	7,586
*	Liberty Latin America Ltd. Class A	891,257	7,273
*	Lions Gate Entertainment Corp. Class A	856,412	7,262
	Gray Television Inc.	1,042,986	7,217
*	Stagwell Inc. Class A	1,453,724	6,818
*	Sciplay Corp. Class A	297,013	6,763
*	IDT Corp. Class B	295,513	6,516
*	QuinStreet Inc.	722,033	6,477
*,1	National CineMedia Inc.	1,354,702	6,083
*,1	Rumble Inc.	1,142,679	5,828
*	WideOpenWest Inc.	760,826	5,820
	Sinclair Inc.	518,032	5,812
[1]	Marcus Corp.	372,100	5,768
*	Gannett Co. Inc.	2,219,667	5,438
*,1	AMC Entertainment Holdings Inc. Class A	629,705	5,031
*,1	AST SpaceMobile Inc. Class A	1,284,579	4,881
	ATN International Inc.	153,901	4,857
*	iHeartMedia Inc. Class A	1,504,885	4,755
*	EW Scripps Co. Class A	855,912	4,690
*	Boston Omaha Corp. Class A	283,032	4,639
*	AMC Networks Inc. Class A	392,105	4,619
	Spok Holdings Inc.	308,675	4,405
*	Ooma Inc.	309,145	4,022
*	Playstudios Inc.	1,236,633	3,932
*	Advantage Solutions Inc.	1,363,499	3,872
*	Consolidated Communications Holdings Inc.	1,092,541	3,736
*,1	Getty Images Holdings Inc.	550,793	3,575
*	Nextdoor Holdings Inc.	1,946,552	3,543
*	Bandwidth Inc. Class A	302,865	3,413
*,1	Vivid Seats Inc. Class A	520,990	3,345
*	Daily Journal Corp.	11,368	3,342
	Entravision Communications Corp. Class A	853,836	3,117
*	Reservoir Media Inc.	449,209	2,740

		Shares	Market Value ($000)
*	Outbrain Inc.	475,801	2,317
*	TrueCar Inc.	1,090,228	2,257
*	MediaAlpha Inc. Class A	251,632	2,078
*	Angi Inc. Class A	1,024,254	2,028
*,1	Tingo Group Inc.	1,928,444	1,977
*	EverQuote Inc. Class A	259,776	1,878
*,1	Grindr Inc.	322,994	1,857
*,1	PSQ Holdings Inc.	199,860	1,815
*	DHI Group Inc.	571,362	1,748
*	Emerald Holding Inc.	361,008	1,632
	Saga Communications Inc. Class A	69,605	1,494
*	Innovid Corp.	1,082,122	1,385
	Townsquare Media Inc. Class A	150,926	1,316
*	Cumulus Media Inc. Class A	227,161	1,156
*	Urban One Inc. Class A	221,216	1,111
*	Skillz Inc. Class A	202,677	1,034
*,1	Golden Matrix Group Inc.	331,376	974
*	LiveOne Inc.	965,016	923
*	Arena Group Holdings Inc.	172,208	737
*	AdTheorent Holding Co. Inc.	569,797	735
*	Lee Enterprises Inc.	68,489	734
*	Harte Hanks Inc.	101,383	660
*,1,2	NII Holdings Inc.	1,297,367	649
*	Charge Enterprises Inc.	1,295,690	644
*,1	Kartoon Studios Inc.	445,651	624
*	Travelzoo	106,066	618
*	Marchex Inc. Class B	400,779	581
*	comScore Inc.	942,364	579
*	Gaia Inc. Class A	194,494	529
*,1	SurgePays Inc.	110,873	519
*	Liberty TripAdvisor Holdings Inc. Class A	1,019,344	498
*	IZEA Worldwide Inc.	196,466	424
*	FG Group Holdings Inc.	249,852	420
*	Reading International Inc. Class A	189,883	403
*	Zedge Inc. Class B	160,996	353
*	System1 Inc.	241,575	292
*	Fluent Inc.	639,548	284
*	CuriosityStream Inc.	392,619	278
*	KORE Group Holdings Inc.	433,857	262
*	Urban One Inc.	46,154	232
*	Loop Media Inc.	419,003	208
*,1	Paltalk Inc.	99,785	181
*,1	BuzzFeed Inc. Class A	471,268	180
*	Dolphin Entertainment Inc.	89,136	160
*	Lendway Inc.	29,439	158
	DallasNews Corp.	29,518	136
*,1	Troika Media Group Inc.	122,009	134
*	Stran & Co. Inc.	103,837	128
*,1	Leafly Holdings Inc.	18,287	117
*,1	SPAR Group Inc.	120,508	116
*,1	Cineverse Corp.	94,251	108
*,1	PodcastOne Inc.	45,954	91
*	Direct Digital Holdings Inc. Class A	32,227	83
*	Liberty Global plc Class B	4,446	80
*	Salem Media Group Inc. Class A	122,967	73
*	Creative Realities Inc.	37,244	59
*	Beasley Broadcast Group Inc. Class A	66,912	58
*,1	FaZe Holdings Inc.	342,307	57

		Shares	Market Value ($000)
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	158,744	55
*	NextPlat Corp.	25,493	45
*	Motorsport Games Inc. Class A	10,638	39
*,1	Society Pass Inc.	96,225	36
*,1	Super League Enterprise Inc.	20,785	36
*	Kubient Inc.	116,009	35
*	Reading International Inc. Class B	1,884	33
*,1	NextPlay Technologies Inc.	28,329	26
*,1	Snail Inc. Class A	11,787	14
*,1	Cuentas Inc.	5,052	8
*	Asset Entities Inc. Class B	9,300	4
*,1	Mobiquity Technologies Inc.	5,268	4
*	Moving Image Technologies Inc.	3,471	3
*,1	Treasure Global Inc.	10,664	3
*,1	Grom Social Enterprises Inc.	177	—
			3,273,806
Consumer Discretionary (11.4%)
*	Lululemon Athletica Inc.	1,613,851	622,317
*	DoorDash Inc. Class A	4,184,239	332,521
*	Rivian Automotive Inc. Class A	9,327,112	226,462
*	DraftKings Inc. Class A	6,501,840	191,414
*	Deckers Outdoor Corp.	364,460	187,365
	Williams-Sonoma Inc.	892,618	138,713
*	Floor & Decor Holdings Inc. Class A	1,483,683	134,273
	Aramark	3,626,908	125,854
*	Five Below Inc.	775,277	124,742
*	Burlington Stores Inc.	906,232	122,613
	Service Corp. International	2,097,131	119,830
	Vail Resorts Inc.	536,682	119,084
	Lithia Motors Inc. Class A	384,192	113,463
	Toll Brothers Inc.	1,506,776	111,441
*	TopBuild Corp.	441,075	110,974
	Churchill Downs Inc.	951,094	110,365
*	Mattel Inc.	4,970,363	109,497
	Lear Corp.	813,603	109,186
	Gentex Corp.	3,243,072	105,530
	Tempur Sealy International Inc.	2,407,580	104,344
	Autoliv Inc.	1,057,173	101,996
	Dick's Sporting Goods Inc.	873,464	94,841
	Murphy USA Inc.	273,782	93,560
*	Skechers USA Inc. Class A	1,876,068	91,834
	H&R Block Inc.	2,131,345	91,776
*	Light & Wonder Inc.	1,276,807	91,075
	Texas Roadhouse Inc. Class A	926,842	89,069
*	Capri Holdings Ltd.	1,621,950	85,331
*	Duolingo Inc. Class A	494,635	82,045
	Wyndham Hotels & Resorts Inc.	1,167,091	81,159
	Polaris Inc.	747,727	77,868
	Brunswick Corp.	979,238	77,360
*	Crocs Inc.	864,500	76,275
	Wingstop Inc.	419,658	75,471
	Thor Industries Inc.	740,089	70,405
*	Wayfair Inc. Class A	1,136,063	68,811
	Hyatt Hotels Corp. Class A	638,555	67,738
	PVH Corp.	876,157	67,035
*	Ollie's Bargain Outlet Holdings Inc.	862,291	66,552
*	Bright Horizons Family Solutions Inc.	805,184	65,590
*	Taylor Morrison Home Corp. Class A	1,531,319	65,249

		Shares	Market Value ($000)
*	Asbury Automotive Group Inc.	283,563	65,239
	Meritage Homes Corp.	514,890	63,017
	Valvoline Inc.	1,920,879	61,929
*,1	GameStop Corp. Class A	3,747,124	61,678
	Boyd Gaming Corp.	987,763	60,086
	Harley-Davidson Inc.	1,798,648	59,463
*,1	Lucid Group Inc.	10,602,970	59,271
*	Fox Factory Holding Corp.	593,259	58,780
*	Planet Fitness Inc. Class A	1,182,347	58,148
*	YETI Holdings Inc.	1,199,643	57,847
*	RH	215,422	56,949
*,1	Carvana Co. Class A	1,337,915	56,166
*	AutoNation Inc.	370,661	56,118
*	Visteon Corp.	394,850	54,517
	Group 1 Automotive Inc.	195,714	52,590
	Academy Sports & Outdoors Inc.	1,078,054	50,960
	KB Home	1,087,688	50,338
*	Goodyear Tire & Rubber Co.	3,964,109	49,274
*	Adient plc	1,319,267	48,417
	Wendy's Co.	2,372,176	48,416
*	Penn Entertainment Inc.	2,102,418	48,250
	Newell Brands Inc.	5,343,004	48,247
*	Grand Canyon Education Inc.	412,526	48,216
	Leggett & Platt Inc.	1,875,501	47,656
	Marriott Vacations Worldwide Corp.	471,497	47,447
*	Skyline Champion Corp.	738,732	47,072
	Penske Automotive Group Inc.	274,459	45,851
	Advance Auto Parts Inc.	819,403	45,829
	Signet Jewelers Ltd.	629,515	45,205
*	Mobileye Global Inc. Class A	1,076,650	44,735
	Macy's Inc.	3,830,181	44,468
	American Eagle Outfitters Inc.	2,570,956	42,704
[1]	Choice Hotels International Inc.	348,500	42,695
	LCI Industries	353,625	41,523
*	Hilton Grand Vacations Inc.	1,013,819	41,262
	Installed Building Products Inc.	323,612	40,416
*	Abercrombie & Fitch Co. Class A	699,688	39,441
*	Helen of Troy Ltd.	335,551	39,112
*	Tri Pointe Homes Inc.	1,384,140	37,856
	Travel + Leisure Co.	1,025,862	37,680
	Columbia Sportswear Co.	484,462	35,899
	Carter's Inc.	512,208	35,419
*	Frontdoor Inc.	1,137,261	34,789
	MDC Holdings Inc.	835,077	34,430
*	Boot Barn Holdings Inc.	417,199	33,872
*	Modine Manufacturing Co.	728,233	33,317
*	M/I Homes Inc.	385,172	32,370
	Kohl's Corp.	1,535,176	32,177
	Gap Inc.	3,002,206	31,913
*,1	QuantumScape Corp. Class A	4,721,627	31,588
	Steven Madden Ltd.	987,078	31,359
	Papa John's International Inc.	455,179	31,052
*	Dorman Products Inc.	401,489	30,417
	Kontoor Brands Inc.	692,515	30,408
*	Shake Shack Inc. Class A	522,984	30,370
	Bloomin' Brands Inc.	1,220,329	30,008
*	Cavco Industries Inc.	112,759	29,956
	Graham Holdings Co. Class B	50,444	29,409

		Shares	Market Value ($000)
*	LGI Homes Inc.	286,956	28,549
*	Topgolf Callaway Brands Corp.	2,034,080	28,152
	Red Rock Resorts Inc. Class A	684,665	28,071
*	Coursera Inc.	1,451,954	27,137
	Laureate Education Inc.	1,900,563	26,798
*	Vista Outdoor Inc.	795,142	26,335
	Dana Inc.	1,795,015	26,333
	Century Communities Inc.	393,703	26,291
*	Urban Outfitters Inc.	793,686	25,946
*	Stride Inc.	574,356	25,863
*	Under Armour Inc. Class C	4,023,611	25,671
*	Gentherm Inc.	465,255	25,245
	Winnebago Industries Inc.	420,434	24,995
*	Adtalem Global Education Inc.	568,739	24,370
*	Peloton Interactive Inc. Class A	4,775,143	24,114
*	Chewy Inc. Class A	1,306,073	23,849
	Strategic Education Inc.	312,274	23,499
*	SeaWorld Entertainment Inc.	502,394	23,236
*	Six Flags Entertainment Corp.	987,691	23,221
*	Sonos Inc.	1,784,877	23,043
*	XPEL Inc.	298,167	22,992
	Acushnet Holdings Corp.	426,573	22,625
*	ODP Corp.	478,204	22,069
	Patrick Industries Inc.	280,253	21,036
*	Sabre Corp.	4,644,077	20,852
	Cracker Barrel Old Country Store Inc.	310,241	20,848
	Cheesecake Factory Inc.	673,550	20,409
[1]	Nordstrom Inc.	1,353,097	20,215
	Oxford Industries Inc.	209,296	20,120
	Hanesbrands Inc.	4,990,928	19,764
*	Brinker International Inc.	618,981	19,554
	Foot Locker Inc.	1,109,422	19,248
	Levi Strauss & Co. Class A	1,411,083	19,162
	La-Z-Boy Inc.	615,280	19,000
	Upbound Group Inc.	635,285	18,709
	Jack in the Box Inc.	270,849	18,705
*	Victoria's Secret & Co.	1,112,145	18,551
	ADT Inc.	3,071,824	18,431
*	Dave & Buster's Entertainment Inc.	493,355	18,289
	Phinia Inc.	666,139	17,846
*	National Vision Holdings Inc.	1,102,733	17,842
*,1	Fisker Inc. Class A	2,742,153	17,605
*,1	Dutch Bros Inc. Class A	725,818	16,875
*	Everi Holdings Inc.	1,255,271	16,595
*	Garrett Motion Inc.	2,099,763	16,546
*,1	Luminar Technologies Inc. Class A	3,571,727	16,251
[1]	Dillard's Inc. Class A	48,836	16,155
	Perdoceo Education Corp.	933,897	15,970
*	Sweetgreen Inc. Class A	1,292,156	15,183
	Krispy Kreme Inc.	1,191,930	14,863
*	Leslie's Inc.	2,582,383	14,616
*	iRobot Corp.	384,308	14,565
*	Malibu Boats Inc. Class A	293,202	14,373
	Winmark Corp.	38,506	14,368
*	Green Brick Partners Inc.	342,744	14,227
*	G-III Apparel Group Ltd.	563,963	14,054
*	Warby Parker Inc. Class A	1,059,219	13,939
*	OneSpaWorld Holdings Ltd.	1,241,050	13,925

		Shares	Market Value ($000)
	Buckle Inc.	412,547	13,775
*	Chegg Inc.	1,543,842	13,771
*	Chico's FAS Inc.	1,790,259	13,391
	Sturm Ruger & Co. Inc.	254,342	13,256
	Caleres Inc.	459,618	13,219
*	Sally Beauty Holdings Inc.	1,501,940	12,586
*	WW International Inc.	1,113,357	12,325
	Camping World Holdings Inc. Class A	602,917	12,306
	Monro Inc.	434,685	12,071
*	Life Time Group Holdings Inc.	791,900	12,045
*	American Axle & Manufacturing Holdings Inc.	1,650,218	11,981
	Monarch Casino & Resort Inc.	192,040	11,926
*	Udemy Inc.	1,243,186	11,810
	Dine Brands Global Inc.	223,995	11,077
*	Playa Hotels & Resorts NV	1,526,246	11,050
	Sonic Automotive Inc. Class A	228,902	10,932
*	Figs Inc. Class A	1,795,698	10,595
	Golden Entertainment Inc.	308,804	10,555
*	Beazer Homes USA Inc.	419,549	10,451
*	Rover Group Inc. Class A	1,664,802	10,422
*	Portillo's Inc. Class A	675,318	10,393
*	Under Armour Inc. Class A	1,478,041	10,125
*	Overstock.com Inc.	638,226	10,097
	Ethan Allen Interiors Inc.	326,695	9,768
*	Accel Entertainment Inc. Class A	848,874	9,295
*	Chuy's Holdings Inc.	258,488	9,197
	Wolverine World Wide Inc.	1,130,678	9,113
[1]	Designer Brands Inc. Class A	711,925	9,013
	Standard Motor Products Inc.	259,177	8,714
*	MarineMax Inc.	264,206	8,671
	Smith & Wesson Brands Inc.	669,418	8,642
*	European Wax Center Inc. Class A	531,095	8,604
	Hibbett Inc.	180,969	8,598
*	Stoneridge Inc.	409,704	8,223
	Guess? Inc.	373,218	8,076
*	America's Car-Mart Inc.	87,002	7,916
*	Revolve Group Inc. Class A	581,645	7,916
*	BJ's Restaurants Inc.	335,360	7,868
*	Sleep Number Corp.	316,317	7,778
	Arko Corp.	1,077,072	7,701
*	Vizio Holding Corp. Class A	1,413,715	7,648
	RCI Hospitality Holdings Inc.	122,793	7,449
*	Hovnanian Enterprises Inc. Class A	68,292	6,943
*	Denny's Corp.	817,802	6,927
*,1	Dream Finders Homes Inc. Class A	311,477	6,924
*,1	Bowlero Corp. Class A	677,362	6,516
*,1	Cava Group Inc.	209,511	6,417
*	Mister Car Wash Inc.	1,147,212	6,321
	Shoe Carnival Inc.	258,295	6,207
[1]	Cricut Inc. Class A	661,761	6,148
*	First Watch Restaurant Group Inc.	340,093	5,880
	Carriage Services Inc. Class A	204,909	5,789
*,1	Savers Value Village Inc.	309,972	5,787
*	GoPro Inc. Class A	1,840,092	5,778
	Haverty Furniture Cos. Inc.	200,459	5,769
*,1	Target Hospitality Corp.	357,697	5,680
*	Arhaus Inc. Class A	576,637	5,363
*	Genesco Inc.	172,902	5,329

		Shares	Market Value ($000)
	Movado Group Inc.	193,224	5,285
	Build-A-Bear Workshop Inc.	177,587	5,223
*	Bally's Corp.	398,066	5,219
*	Xponential Fitness Inc. Class A	329,334	5,105
*	Stitch Fix Inc. Class A	1,431,238	4,938
	Aaron's Co. Inc.	468,043	4,900
*	Kura Sushi USA Inc. Class A	72,377	4,786
*,1	EVgo Inc. Class A	1,414,730	4,782
	Johnson Outdoors Inc. Class A	86,234	4,716
*	Children's Place Inc.	172,396	4,660
*	Petco Health & Wellness Co. Inc. Class A	1,126,726	4,608
	Bluegreen Vacations Holding Corp. Class A	124,206	4,556
*,1	Groupon Inc. Class A	296,413	4,541
*	Lovesac Co.	222,381	4,430
*	Zumiez Inc.	241,393	4,297
*	Inspired Entertainment Inc.	357,732	4,278
*	MasterCraft Boat Holdings Inc.	191,519	4,256
*,1	OneWater Marine Inc. Class A	164,811	4,222
*	Soho House & Co. Inc. Class A	596,954	4,137
*,1	Atmus Filtration Technologies Inc.	197,446	4,117
*,1	Global Business Travel Group I	732,407	4,028
*,1	ThredUp Inc. Class A	1,001,907	4,018
*	Universal Technical Institute Inc.	471,716	3,953
	El Pollo Loco Holdings Inc.	436,875	3,910
*	Rush Street Interactive Inc.	820,565	3,791
*	Holley Inc.	744,597	3,716
*,1	Canoo Inc.	7,333,914	3,594
*	Funko Inc. Class A	461,705	3,532
*	Lindblad Expeditions Holdings Inc.	481,161	3,464
*	Destination XL Group Inc.	758,889	3,400
*	Carrols Restaurant Group Inc.	498,367	3,284
*	Cooper-Standard Holdings Inc.	243,901	3,273
	Hooker Furnishings Corp.	168,196	3,271
*	Lincoln Educational Services Corp.	384,790	3,251
*,1	Mullen Automotive Inc.	7,002,956	3,179
	PetMed Express Inc.	308,394	3,161
*	Nerdy Inc.	852,534	3,154
*,1	Solid Power Inc.	1,508,954	3,048
	Clarus Corp.	400,506	3,028
*	PlayAGS Inc.	462,951	3,018
*	Qurate Retail Inc. Class A	4,895,861	2,970
*,1	RealReal Inc.	1,384,079	2,920
*	CarParts.com Inc.	702,687	2,895
	Nathan's Famous Inc.	40,172	2,839
*	2U Inc.	1,119,260	2,765
*	Citi Trends Inc.	123,862	2,752
*	Tilly's Inc. Class A	331,460	2,691
*	Potbelly Corp.	344,835	2,690
*	1-800-Flowers.com Inc. Class A	381,575	2,671
*	Fiesta Restaurant Group Inc.	299,026	2,530
*,1	AMMO Inc.	1,224,675	2,474
*	Sportsman's Warehouse Holdings Inc.	542,634	2,436
*,1	Traeger Inc.	882,149	2,408
*	Vera Bradley Inc.	363,887	2,405
*	GrowGeneration Corp.	819,983	2,394
*	Tile Shop Holdings Inc.	430,452	2,363
*	Motorcar Parts of America Inc.	273,322	2,211
	Weyco Group Inc.	85,402	2,165

		Shares	Market Value ($000)
[1]	Big 5 Sporting Goods Corp.	302,104	2,118
[1]	Big Lots Inc.	400,772	2,048
*,1	Mondee Holdings Inc. Class A	562,071	2,007
*	JAKKS Pacific Inc.	106,542	1,981
	Marine Products Corp.	138,409	1,967
*,1	Vroom Inc.	1,754,946	1,966
*	J. Jill Inc.	66,357	1,964
	Cato Corp. Class A	255,761	1,959
*	Century Casinos Inc.	379,530	1,947
*	Full House Resorts Inc.	455,996	1,947
[1]	Escalade Inc.	126,910	1,943
*	American Outdoor Brands Inc.	197,675	1,933
*	Red Robin Gourmet Burgers Inc.	236,833	1,904
*	ONE Group Hospitality Inc.	345,457	1,900
*,1	Snap One Holdings Corp.	204,789	1,892
*,1	Allurion Technologies Inc.	434,631	1,869
*	Solo Brands Inc. Class A	363,938	1,856
	Bassett Furniture Industries Inc.	124,057	1,817
	Lakeland Industries Inc.	119,183	1,796
*	VOXX International Corp. Class A	215,211	1,717
*	Universal Electronics Inc.	180,911	1,637
*	Landsea Homes Corp.	179,360	1,612
*	Latham Group Inc.	564,399	1,580
*,1	BARK Inc.	1,299,844	1,560
	Rocky Brands Inc.	103,347	1,519
[1]	Purple Innovation Inc. Class A	873,128	1,493
*	Allbirds Inc. Class A	1,324,793	1,471
*	American Public Education Inc.	285,113	1,420
*	Unifi Inc.	195,974	1,391
*	LL Flooring Holdings Inc.	426,076	1,351
*	Fossil Group Inc.	646,773	1,332
*	Lands' End Inc.	174,736	1,305
*	Noodles & Co. Class A	526,174	1,294
*	Strattec Security Corp.	55,293	1,277
*	Legacy Housing Corp.	64,732	1,256
	Hamilton Beach Brands Holding Co. Class A	99,979	1,241
*	Duluth Holdings Inc. Class B	194,300	1,168
	Flexsteel Industries Inc.	54,815	1,138
*	Biglari Holdings Inc. Class A	1,351	1,109
*,1	Lazydays Holdings Inc.	144,976	1,102
*	Container Store Group Inc.	488,250	1,099
*,1	ContextLogic Inc. Class A	243,943	1,076
	Superior Group of Cos. Inc.	137,496	1,070
*	Biglari Holdings Inc. Class B	6,418	1,065
*	1stdibs.com Inc.	291,754	1,062
*	Superior Industries International Inc.	325,372	989
*,1	Workhorse Group Inc.	2,303,750	955
	Lifetime Brands Inc.	159,241	897
*,1	Sonder Holdings Inc.	106,617	875
*,1	RumbleON Inc. Class B	137,316	842
*	Culp Inc.	147,833	825
*,1	Grove Collaborative Holdings	307,237	817
*,1	Tupperware Brands Corp.	566,950	794
*	Conn's Inc.	197,229	779
*,1	United Homes Group Inc.	129,449	725
	Crown Crafts Inc.	143,126	674
*	GAN Ltd.	552,394	641
*,1	PLBY Group Inc.	781,211	626

		Shares	Market Value ($000)
	Ark Restaurants Corp.	38,656	595
*	Delta Apparel Inc.	85,609	568
*	Live Ventures Inc.	20,027	567
*	Barnes & Noble Education Inc.	513,514	560
*,1	Express Inc.	58,459	526
*,1	Vacasa Inc. Class A	1,043,170	481
*	Brilliant Earth Group Inc. Class A	149,812	442
*	Beachbody Co. Inc.	1,486,685	439
	AMCON Distributing Co.	2,117	436
*,1	Rent the Runway Inc. Class A	624,498	425
*	Rave Restaurant Group Inc.	176,306	418
	Canterbury Park Holding Corp.	20,018	405
*,1	Sypris Solutions Inc.	190,358	375
*	Nautilus Inc.	434,844	370
*	Envela Corp.	75,720	359
*,1	Torrid Holdings Inc.	149,601	331
*,1	Aterian Inc.	996,489	326
*,1	Regis Corp.	456,711	321
*	Koss Corp.	106,282	320
*,1	Yunhong Green CTI Ltd.	121,102	317
*,1	Kirkland's Inc.	180,002	310
*	Worksport Ltd.	139,260	292
	Flanigan's Enterprises Inc.	8,548	282
*,1	Faraday Future Intelligent Electric Inc. Class A	209,789	279
*,1	Shift Technologies Inc. Class A	164,265	263
*,1	Hall of Fame Resort & Entertainment Co.	43,744	255
*	Charles & Colvard Ltd.	444,108	254
*	Envirotech Vehicles Inc.	144,960	235
*	Inspirato Inc.	394,156	233
[1]	FAT Brands Inc. Class A	29,515	196
*	BurgerFi International Inc.	167,859	195
*,1	Lulu's Fashion Lounge Holdings Inc.	93,138	187
*	Good Times Restaurants Inc.	59,916	182
*,1	XWELL Inc.	74,690	168
*	Wag! Group Co.	87,470	167
*	Dixie Group Inc.	188,725	130
*	Xcel Brands Inc.	113,190	123
*,1	GEN Restaurant Group Inc. Class A	10,476	122
*	Polished.com Inc.	1,466,710	118
*,1	JOANN Inc.	158,520	114
*,1	Amesite Inc.	43,962	113
	Jerash Holdings US Inc.	35,350	106
*	Nephros Inc.	68,607	103
*,1	AYRO Inc.	44,006	101
*	Twin Vee PowerCats Co.	57,873	82
*,1	Forward Industries Inc.	101,171	78
*	Volcon Inc.	140,268	71
*	Educational Development Corp.	64,779	69
*	Tandy Leather Factory Inc.	15,902	67
*	Kaival Brands Innovations Group Inc.	155,259	66
*	Vince Holding Corp.	40,186	63
*	Allied Gaming & Entertainment Inc.	61,060	55
	FAT Brands Inc. Class B	6,812	44
*,1	Toughbuilt Industries Inc.	183,720	36
*,1	MGO Global Inc.	38,582	36
*	Emerson Radio Corp.	47,382	27
*,1	Forza X1 Inc.	31,285	25
*,1	Elys Game Technology Corp.	47,428	23

		Shares	Market Value ($000)
*	aka Brands Holding Corp.	50,960	22
*	Arcimoto Inc.	22,263	19
*,1	Nova Lifestyle Inc.	8,036	19
*,1	Harbor Custom Development Inc.	12,480	17
*,1	Digital Brands Group Inc.	1,049	9
*	Greenlane Holdings Inc. Class A	8,995	6
*	BT Brands Inc.	1,141	3
*,1	Esports Entertainment Group Inc.	21,956	2
*	Lottery.com Inc.	785	2
*	EBET Inc.	27,607	1
*,2	Amergent Hospitality Group Inc.	19,975	—
*	PARTS iD Inc.	1,100	—
*	Singing Machine Co. Inc.	100	—
*,2	GCI Liberty Inc.	1,332,931	—
			9,604,128
Consumer Staples (2.9%)
	Casey's General Stores Inc.	520,997	141,461
*	BJ's Wholesale Club Holdings Inc.	1,872,930	133,671
*	Performance Food Group Co.	2,171,365	127,807
	Albertsons Cos. Inc. Class A	5,616,388	127,773
*	US Foods Holding Corp.	3,153,556	125,196
*	Celsius Holdings Inc.	686,710	117,839
*	Darling Ingredients Inc.	2,225,591	116,176
	Ingredion Inc.	927,340	91,250
*	elf Beauty Inc.	760,616	83,538
*	BellRing Brands Inc.	1,833,003	75,575
*	Hostess Brands Inc. Class A	1,844,634	61,445
*	Sprouts Farmers Market Inc.	1,432,484	61,310
*	Post Holdings Inc.	712,237	61,067
	Flowers Foods Inc.	2,684,526	59,543
*	Coty Inc. Class A	4,995,109	54,796
*	Boston Beer Co. Inc. Class A	131,692	51,298
	Lancaster Colony Corp.	284,994	47,033
*	Freshpet Inc.	681,309	44,885
*	Simply Good Foods Co.	1,269,083	43,809
	Coca-Cola Consolidated Inc.	65,587	41,734
*	Grocery Outlet Holding Corp.	1,390,861	40,126
	Spectrum Brands Holdings Inc.	498,846	39,085
	WD-40 Co.	189,310	38,475
	J & J Snack Foods Corp.	216,155	35,374
	Inter Parfums Inc.	252,032	33,858
*	TreeHouse Foods Inc.	708,266	30,866
	Energizer Holdings Inc.	916,025	29,349
	Cal-Maine Foods Inc.	564,084	27,313
	Edgewell Personal Care Co.	726,791	26,862
	PriceSmart Inc.	352,501	26,237
	Andersons Inc.	442,076	22,771
	MGP Ingredients Inc.	214,709	22,647
*	Sovos Brands Inc.	885,279	19,963
	Reynolds Consumer Products Inc.	771,134	19,764
	Vector Group Ltd.	1,849,693	19,681
*	Herbalife Ltd.	1,387,273	19,408
*	Central Garden & Pet Co. Class A	462,496	18,541
	Universal Corp.	353,526	16,690
	Ingles Markets Inc. Class A	203,131	15,302
*	National Beverage Corp.	319,708	15,033
	Nu Skin Enterprises Inc. Class A	695,740	14,757
	Weis Markets Inc.	232,420	14,642

		Shares	Market Value ($000)
*	Pilgrim's Pride Corp.	573,542	13,094
*	Hain Celestial Group Inc.	1,256,979	13,035
	Utz Brands Inc.	952,934	12,798
	John B Sanfilippo & Son Inc.	127,269	12,574
*	United Natural Foods Inc.	830,211	11,739
	Seaboard Corp.	3,097	11,623
	Fresh Del Monte Produce Inc.	449,621	11,618
	Medifast Inc.	151,019	11,304
*	Vita Coco Co. Inc.	431,442	11,235
*	Chefs' Warehouse Inc.	487,402	10,323
[1]	B&G Foods Inc.	1,024,106	10,128
	SpartanNash Co.	451,545	9,934
*	Central Garden & Pet Co.	220,438	9,730
*	USANA Health Sciences Inc.	155,686	9,125
*,1	Beyond Meat Inc.	866,798	8,339
	Tootsie Roll Industries Inc.	255,853	7,640
	Calavo Growers Inc.	262,467	6,622
*	Beauty Health Co.	1,069,837	6,440
*	Duckhorn Portfolio Inc.	601,807	6,175
*	Mission Produce Inc.	583,983	5,653
	Turning Point Brands Inc.	235,645	5,441
*	Vital Farms Inc.	380,013	4,401
	Oil-Dri Corp. of America	69,624	4,299
*,1	Westrock Coffee Co.	463,648	4,108
*	Seneca Foods Corp. Class A	74,375	4,004
*	Olaplex Holdings Inc.	1,826,365	3,561
	Limoneira Co.	205,024	3,141
*	Nature's Sunshine Products Inc.	171,423	2,840
*	Lifecore Biomedical Inc.	363,800	2,745
*	Thorne HealthTech Inc.	236,844	2,413
	Village Super Market Inc. Class A	97,557	2,209
*	HF Foods Group Inc.	523,729	2,079
*	Whole Earth Brands Inc.	532,276	1,916
	Natural Grocers by Vitamin Cottage Inc.	145,996	1,885
*,1	BRC Inc. Class A	507,984	1,824
	Alico Inc.	59,255	1,479
*	Zevia PBC Class A	581,342	1,291
	Lifevantage Corp.	195,613	1,262
*	Mama's Creations Inc.	258,976	1,132
*	Honest Co. Inc.	798,415	1,006
*	Lifeway Foods Inc.	85,576	885
*,1	Blue Apron Holdings Inc. Class A	61,163	787
*	Farmer Bros Co.	228,647	590
*,1	Benson Hill Inc.	1,779,607	590
	Natural Health Trends Corp.	109,082	584
*,1	Veru Inc.	745,233	536
*	Natural Alternatives International Inc.	75,454	490
*	Rocky Mountain Chocolate Factory Inc.	96,109	461
*	Willamette Valley Vineyards Inc.	71,862	422
	United-Guardian Inc.	52,417	395
*,1	Rite Aid Corp.	802,574	360
*,1	Safety Shot Inc.	229,102	343
*	Seneca Foods Corp. Class B	5,624	303
*	Vintage Wine Estates Inc.	431,243	245
*	Real Good Food Co. Inc. Class A	61,793	207
*,1	22nd Century Group Inc.	208,856	204
*	Splash Beverage Group Inc.	301,169	178
*	Sadot Group Inc.	216,098	151

		Shares	Market Value ($000)
*	S&W Seed Co.	127,046	142
*,1	Maplebear Inc.	3,861	115
*,1	Barfresh Food Group Inc.	58,821	112
*,1	Guardion Health Sciences Inc.	14,852	111
*,1	Upexi Inc.	54,353	94
*,1	Local Bounti Corp.	32,585	80
	Mannatech Inc.	7,457	77
*,1	Zivo Bioscience Inc.	44,387	59
*,1	Bridgford Foods Corp.	4,431	49
*	Cyanotech Corp.	52,089	43
*,1	Nocera Inc.	27,330	41
*	Coffee Holding Co. Inc.	44,321	38
*	Better Choice Co. Inc.	261,756	32
*,1	Arcadia Biosciences Inc.	9,749	32
*,1	Alkaline Water Co. Inc.	82,391	30
*,1	RiceBran Technologies	65,025	28
*,1	Edible Garden AG Inc.	35,337	26
*,1	Stryve Foods Inc. Class A	3,928	12
*,1	Eastside Distilling Inc.	7,879	10
*	MedAvail Holdings Inc.	1,269	8
*	Flora Growth Corp.	900	1
			2,474,986
Energy (5.1%)
	Cheniere Energy Inc.	3,359,346	557,517
	Ovintiv Inc.	3,537,918	168,299
	Texas Pacific Land Corp.	86,762	158,216
	Chesapeake Energy Corp.	1,562,946	134,773
	TechnipFMC plc	6,105,571	124,187
	HF Sinclair Corp.	2,027,965	115,452
	NOV Inc.	5,494,349	114,832
	Range Resources Corp.	3,352,882	108,667
*	Antero Resources Corp.	3,929,458	99,730
*	Southwestern Energy Co.	15,279,991	98,556
	ChampionX Corp.	2,725,881	97,096
	Civitas Resources Inc.	1,191,606	96,365
	Chord Energy Corp.	580,870	94,142
	Murphy Oil Corp.	2,052,075	93,062
	Matador Resources Co.	1,539,815	91,588
*	Weatherford International plc	1,004,135	90,703
	PBF Energy Inc. Class A	1,535,873	82,215
*	Transocean Ltd.	9,440,789	77,509
	Noble Corp. plc	1,513,117	76,639
	DT Midstream Inc.	1,349,082	71,393
*	Denbury Inc.	705,705	69,166
*	Valaris Ltd.	888,650	66,631
	SM Energy Co.	1,644,093	65,188
	Patterson-UTI Energy Inc.	4,517,806	62,526
	Magnolia Oil & Gas Corp. Class A	2,602,306	59,619
	Helmerich & Payne Inc.	1,391,022	58,645
	Antero Midstream Corp.	4,754,850	56,963
	Equitrans Midstream Corp.	6,055,518	56,740
	Permian Resources Corp. Class A	3,871,567	54,047
*	Kosmos Energy Ltd.	6,405,743	52,399
	California Resources Corp.	910,544	51,000
*	CNX Resources Corp.	2,236,491	50,500
*	Tidewater Inc.	677,410	48,144
	Northern Oil & Gas Inc.	1,163,714	46,816
	Cactus Inc. Class A	894,691	44,922

		Shares	Market Value ($000)
	CONSOL Energy Inc.	401,286	42,099
	Peabody Energy Corp.	1,544,693	40,147
	Liberty Energy Inc. Class A	2,147,878	39,779
*	Oceaneering International Inc.	1,404,112	36,114
	New Fortress Energy Inc.	926,026	30,355
*	Callon Petroleum Co.	774,022	30,280
*	Par Pacific Holdings Inc.	781,870	28,100
[1]	Sitio Royalties Corp. Class A	1,150,675	27,858
*	Expro Group Holdings NV	1,188,817	27,616
*	Uranium Energy Corp.	5,265,183	27,116
*	Green Plains Inc.	832,143	25,047
	Delek US Holdings Inc.	850,193	24,154
	International Seaways Inc.	534,097	24,034
	Archrock Inc.	1,887,693	23,785
*	Talos Energy Inc.	1,403,077	23,067
*	Helix Energy Solutions Group Inc.	1,969,322	21,997
*	Diamond Offshore Drilling Inc.	1,413,109	20,744
	World Kinect Corp.	824,707	18,498
*	Earthstone Energy Inc. Class A	892,167	18,057
*	Gulfport Energy Corp.	137,178	16,278
	Core Laboratories Inc.	661,613	15,885
*	Nabors Industries Ltd.	127,300	15,676
*	US Silica Holdings Inc.	1,078,244	15,139
	Comstock Resources Inc.	1,269,405	14,002
*	Dril-Quip Inc.	495,644	13,962
	CVR Energy Inc.	406,791	13,843
	Dorian LPG Ltd.	467,029	13,418
*	ProPetro Holding Corp.	1,201,562	12,773
[1]	Crescent Energy Co. Class A	1,002,898	12,677
*	Vital Energy Inc.	226,961	12,578
*	TETRA Technologies Inc.	1,609,951	10,271
*,1	Centrus Energy Corp. Class A	177,837	10,094
	RPC Inc.	1,127,438	10,079
*,1	Tellurian Inc.	8,574,800	9,947
*	Bristow Group Inc. Class A	337,017	9,494
*	Clean Energy Fuels Corp.	2,469,251	9,457
	Select Water Solutions Inc. Class A	1,168,795	9,292
*	REX American Resources Corp.	197,388	8,038
*	Newpark Resources Inc.	1,133,585	7,833
	Berry Corp.	940,393	7,711
*	Oil States International Inc.	904,271	7,569
	Kinetik Holdings Inc. Class A	220,107	7,429
	Vitesse Energy Inc.	319,106	7,304
	SandRidge Energy Inc.	454,625	7,119
*	SilverBow Resources Inc.	197,954	7,081
[1]	VAALCO Energy Inc.	1,522,848	6,685
*	DMC Global Inc.	263,126	6,439
*	W&T Offshore Inc.	1,383,313	6,059
*,1	NextDecade Corp.	1,125,955	5,765
[1]	Atlas Energy Solutions Inc. Class A	242,677	5,395
*,1	Vertex Energy Inc.	1,183,604	5,267
*	Hallador Energy Co.	357,615	5,157
	Solaris Oilfield Infrastructure Inc. Class A	464,376	4,950
[1]	HighPeak Energy Inc.	281,151	4,746
*	SEACOR Marine Holdings Inc.	339,698	4,715
	Excelerate Energy Inc. Class A	267,077	4,551
*	Overseas Shipholding Group Inc. Class A	960,289	4,216
*,1	Gevo Inc.	3,534,793	4,206

		Shares	Market Value ($000)
*	Kodiak Gas Services Inc.	228,128	4,079
*	Amplify Energy Corp.	515,865	3,792
*	Forum Energy Technologies Inc.	144,970	3,482
*,1	ProFrac Holding Corp. Class A	304,825	3,316
	Enviva Inc.	437,712	3,270
[1]	Evolution Petroleum Corp.	443,351	3,033
	Ranger Energy Services Inc. Class A	191,025	2,709
*,1	Empire Petroleum Corp.	273,797	2,637
	Granite Ridge Resources Inc.	412,314	2,515
*	OPAL Fuels Inc. Class A	299,547	2,456
*,1	KLX Energy Services Holdings Inc.	204,950	2,429
*	Geospace Technologies Corp.	180,449	2,337
*	Natural Gas Services Group Inc.	150,390	2,190
	NACCO Industries Inc. Class A	58,036	2,035
*,1	Aemetis Inc.	465,790	1,933
	Riley Exploration Permian Inc.	54,699	1,739
	PHX Minerals Inc.	392,299	1,428
*	Smart Sand Inc.	599,189	1,390
	Epsilon Energy Ltd.	263,353	1,390
*,1	American Resources Corp.	824,157	1,376
*	Profire Energy Inc.	484,809	1,348
*,1	Ring Energy Inc.	638,234	1,245
*	Mammoth Energy Services Inc.	257,645	1,195
	Adams Resources & Energy Inc.	26,928	907
*,1	PrimeEnergy Resources Corp.	7,468	866
*,1	Nine Energy Service Inc.	198,126	816
*	Lightbridge Corp.	157,029	705
*	Gulf Island Fabrication Inc.	205,792	673
	Energy Services of America Corp.	120,053	486
*,1	Independence Contract Drilling Inc.	147,968	444
*	Comstock Inc.	984,221	403
*	Battalion Oil Corp.	53,142	328
*	Houston American Energy Corp.	155,224	303
	Mexco Energy Corp.	16,905	220
	Barnwell Industries Inc.	77,032	203
*	PEDEVCO Corp.	174,522	176
*	Superior Drilling Products Inc.	198,912	159
*	NCS Multistage Holdings Inc.	10,064	158
[1]	US Energy Corp.	102,771	139
*	Stabilis Solutions Inc.	26,185	116
*,1	Verde Clean Fuels Inc.	29,037	109
*	ENGlobal Corp.	300,740	102
*,1	Camber Energy Inc.	303,719	70
*	Clean Energy Technologies Inc.	29,104	54
*	MIND Technology Inc.	100,023	51
*,1	Enservco Corp.	73,250	28
*	EzFill Holdings Inc.	6,718	16
*	Drilling Tools International Corp.	3,717	15
*,1	BitNile Metaverse Inc.	7,425	6
*	Dawson Geophysical Co.	497	1
*,1,2	Next Bridge Hydrocarbons Inc.	902,467	—
			4,337,072
Financials (15.7%)
	KKR & Co. Inc.	9,015,750	555,370
	Apollo Global Management Inc.	6,089,968	546,636
*	Block Inc. Class A	7,691,665	340,433
*	Markel Group Inc.	183,581	270,321
	LPL Financial Holdings Inc.	1,064,515	252,982

		Shares	Market Value ($000)
	Ares Management Corp. Class A	2,300,935	236,697
	First Citizens BancShares Inc. Class A	165,928	228,997
*,1	Coinbase Global Inc. Class A	2,369,696	177,917
	Fidelity National Financial Inc.	3,620,918	149,544
	RenaissanceRe Holdings Ltd.	716,538	141,817
	Reinsurance Group of America Inc.	926,071	134,456
	Annaly Capital Management Inc.	6,896,550	129,724
	Equitable Holdings Inc.	4,564,557	129,588
	Interactive Brokers Group Inc. Class A	1,491,048	129,065
	Tradeweb Markets Inc. Class A	1,597,634	128,130
	Kinsale Capital Group Inc.	307,462	127,329
	Unum Group	2,574,555	126,642
	New York Community Bancorp Inc.	10,070,806	114,203
*	WEX Inc.	598,286	112,532
*	SoFi Technologies Inc.	13,316,090	106,396
	East West Bancorp Inc.	1,966,962	103,679
	American Financial Group Inc.	925,253	103,323
	Erie Indemnity Co. Class A	347,501	102,092
	Ally Financial Inc.	3,776,940	100,769
	Old Republic International Corp.	3,725,930	100,377
	Voya Financial Inc.	1,472,117	97,822
	Primerica Inc.	502,930	97,573
	Webster Financial Corp.	2,404,575	96,928
*	Toast Inc. Class A	5,060,087	94,775
	Carlyle Group Inc.	3,008,060	90,723
	Jefferies Financial Group Inc.	2,456,570	89,984
	Stifel Financial Corp.	1,446,863	88,895
	Selective Insurance Group Inc.	849,997	87,694
	First Horizon Corp.	7,786,076	85,803
	Morningstar Inc.	362,797	84,982
	SEI Investments Co.	1,384,616	83,395
	First American Financial Corp.	1,446,469	81,711
	Cullen/Frost Bankers Inc.	892,469	81,402
[1]	AGNC Investment Corp.	8,480,059	80,052
[1]	Starwood Property Trust Inc.	4,119,338	79,709
	Houlihan Lokey Inc. Class A	716,306	76,731
	RLI Corp.	560,804	76,208
*	Robinhood Markets Inc. Class A	7,683,390	75,374
	Commerce Bancshares Inc.	1,568,759	75,269
	Blue Owl Capital Inc. Class A	5,644,580	73,154
	SouthState Corp.	1,059,041	71,337
	Pinnacle Financial Partners Inc.	1,063,026	71,265
	Essent Group Ltd.	1,504,450	71,145
	Prosperity Bancshares Inc.	1,293,100	70,577
	Western Alliance Bancorp	1,534,962	70,562
	Western Union Co.	5,230,663	68,940
*	Ryan Specialty Holdings Inc. Class A	1,407,781	68,137
	Evercore Inc. Class A	491,105	67,714
	OneMain Holdings Inc.	1,638,439	65,685
	MGIC Investment Corp.	3,934,930	65,674
*,1	Affirm Holdings Inc. Class A	3,012,117	64,068
	Wintrust Financial Corp.	841,422	63,527
	Affiliated Managers Group Inc.	487,281	63,512
	Popular Inc.	994,107	62,639
	Rithm Capital Corp.	6,627,021	61,565
	Axis Capital Holdings Ltd.	1,091,793	61,544
	Old National Bancorp	4,064,401	59,096
	Lincoln National Corp.	2,389,403	58,994

		Shares	Market Value ($000)
	Columbia Banking System Inc.	2,891,990	58,707
	Synovus Financial Corp.	2,025,626	56,312
	Home BancShares Inc.	2,655,448	55,605
	Hanover Insurance Group Inc.	500,082	55,499
	Radian Group Inc.	2,168,104	54,441
	Bank OZK	1,458,807	54,078
	Cadence Bank	2,525,516	53,591
	FNB Corp.	4,890,604	52,770
	White Mountains Insurance Group Ltd.	35,012	52,367
	United Bankshares Inc.	1,891,437	52,185
*	Euronet Worldwide Inc.	655,971	52,071
[1]	Blackstone Mortgage Trust Inc. Class A	2,376,391	51,687
	FirstCash Holdings Inc.	514,326	51,628
	Valley National Bancorp	6,030,671	51,623
*	Mr Cooper Group Inc.	922,217	49,394
	Lazard Ltd. Class A	1,592,322	49,378
	Janus Henderson Group plc	1,832,239	47,308
*	Flywire Corp.	1,471,715	46,933
	Assured Guaranty Ltd.	775,443	46,930
	Hamilton Lane Inc. Class A	518,158	46,862
*	Remitly Global Inc.	1,850,246	46,663
	American Equity Investment Life Holding Co.	851,590	45,679
	Corebridge Financial Inc.	2,301,794	45,460
*	Brighthouse Financial Inc.	913,595	44,711
	First Financial Bankshares Inc.	1,772,126	44,516
*	Enstar Group Ltd.	182,969	44,278
	Glacier Bancorp Inc.	1,551,711	44,224
	Hancock Whitney Corp.	1,185,670	43,858
*	Shift4 Payments Inc. Class A	786,318	43,538
	SLM Corp.	3,132,389	42,663
	Federated Hermes Inc. Class B	1,249,189	42,310
	United Community Banks Inc.	1,647,067	41,852
	Moelis & Co. Class A	927,163	41,843
*,1	Credit Acceptance Corp.	89,501	41,181
[1]	Arbor Realty Trust Inc.	2,603,431	39,520
*	Texas Capital Bancshares Inc.	669,350	39,425
	Jackson Financial Inc. Class A	1,009,232	38,573
	CNO Financial Group Inc.	1,593,895	37,823
	UMB Financial Corp.	608,989	37,788
*	Genworth Financial Inc. Class A	6,429,525	37,677
*	Marqeta Inc. Class A	6,153,680	36,799
	ServisFirst Bancshares Inc.	688,079	35,897
	Kemper Corp.	848,880	35,678
	Artisan Partners Asset Management Inc. Class A	947,687	35,462
	Associated Banc-Corp	2,070,131	35,420
	Ameris Bancorp	911,860	35,006
	Cathay General Bancorp	1,002,382	34,843
	Walker & Dunlop Inc.	466,357	34,622
	First Bancorp	2,518,466	33,899
	EVERTEC Inc.	904,086	33,614
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,522,747	32,282
	First Hawaiian Inc.	1,788,250	32,278
	Community Bank System Inc.	750,301	31,670
*	NMI Holdings Inc. Class A	1,164,496	31,546
	International Bancshares Corp.	726,647	31,493
	WSFS Financial Corp.	855,528	31,227
	CVB Financial Corp.	1,869,134	30,972
	Piper Sandler Cos.	209,704	30,472

		Shares	Market Value ($000)
	BOK Financial Corp.	379,987	30,391
	Atlantic Union Bankshares Corp.	1,042,064	29,991
	Simmons First National Corp. Class A	1,768,356	29,991
	Independent Bank Corp.	606,806	29,788
	First Interstate BancSystem Inc. Class A	1,161,905	28,978
	BGC Group Inc. Class A	5,475,149	28,909
	Pacific Premier Bancorp Inc.	1,322,766	28,783
*,1	Upstart Holdings Inc.	998,026	28,484
	Eastern Bankshares Inc.	2,240,534	28,096
	Fulton Financial Corp.	2,305,723	27,922
	Bank of Hawaii Corp.	560,280	27,840
*	Axos Financial Inc.	732,486	27,732
*	Bancorp Inc.	771,357	26,612
	PennyMac Financial Services Inc.	393,978	26,239
	First Financial Bancorp	1,313,717	25,749
	Seacoast Banking Corp. of Florida	1,160,959	25,495
	TPG Inc. Class A	839,008	25,271
	PJT Partners Inc. Class A	316,472	25,141
*	Goosehead Insurance Inc. Class A	330,718	24,648
	Bread Financial Holdings Inc.	699,956	23,938
*	StoneX Group Inc.	246,216	23,863
	BankUnited Inc.	1,026,164	23,294
	First Merchants Corp.	834,736	23,222
	Washington Federal Inc.	904,977	23,186
	Virtu Financial Inc. Class A	1,319,053	22,780
	StepStone Group Inc. Class A	721,314	22,779
*	AvidXchange Holdings Inc.	2,386,832	22,627
	Towne Bank	986,650	22,624
	Nelnet Inc. Class A	250,903	22,411
*	Payoneer Global Inc.	3,649,052	22,332
*	Enova International Inc.	437,620	22,262
*	PROG Holdings Inc.	653,076	21,689
	Ready Capital Corp.	2,140,381	21,639
	Cohen & Steers Inc.	344,691	21,609
	NBT Bancorp Inc.	667,001	21,137
	Navient Corp.	1,223,381	21,067
*	BRP Group Inc. Class A	888,296	20,635
	Renasant Corp.	778,793	20,397
	WesBanco Inc.	834,165	20,370
*	Triumph Financial Inc.	312,473	20,245
	Banner Corp.	474,138	20,094
	Independent Bank Group Inc.	499,572	19,758
*	Donnelley Financial Solutions Inc.	350,968	19,752
	OFG Bancorp	659,425	19,690
	Enterprise Financial Services Corp.	517,293	19,398
	City Holding Co.	213,820	19,319
	Virtus Investment Partners Inc.	95,412	19,272
	Park National Corp.	203,750	19,258
	Claros Mortgage Trust Inc.	1,725,827	19,122
	Trustmark Corp.	849,709	18,464
	Federal Agricultural Mortgage Corp. Class C	119,610	18,456
	Northwest Bancshares Inc.	1,801,008	18,424
	Apollo Commercial Real Estate Finance Inc.	1,812,612	18,362
*	Cannae Holdings Inc.	978,008	18,230
*	Palomar Holdings Inc.	357,008	18,118
	Hilltop Holdings Inc.	634,002	17,980
	BancFirst Corp.	203,828	17,678
	Two Harbors Investment Corp.	1,335,011	17,676

		Shares	Market Value ($000)
	Chimera Investment Corp.	3,232,791	17,651
	First Commonwealth Financial Corp.	1,424,127	17,389
	Lakeland Financial Corp.	359,389	17,057
	Horace Mann Educators Corp.	578,512	16,997
	Stewart Information Services Corp.	384,134	16,825
	Victory Capital Holdings Inc. Class A	499,527	16,654
	Pathward Financial Inc.	357,083	16,458
	Westamerica Bancorp	371,735	16,078
	Provident Financial Services Inc.	1,049,964	16,054
	Ladder Capital Corp. Class A	1,564,222	16,049
	First Bancorp (XNGS)	569,887	16,037
*	Encore Capital Group Inc.	333,687	15,937
	Heartland Financial USA Inc.	532,071	15,659
	National Bank Holdings Corp. Class A	525,939	15,652
	TriCo Bancshares	484,057	15,504
	Franklin BSP Realty Trust Inc.	1,170,005	15,491
	PennyMac Mortgage Investment Trust	1,245,329	15,442
	Argo Group International Holdings Ltd.	508,143	15,163
	Stock Yards Bancorp Inc.	379,572	14,913
	CNA Financial Corp.	375,849	14,790
	First Busey Corp.	751,792	14,449
	Hope Bancorp Inc.	1,627,175	14,400
	Employers Holdings Inc.	355,098	14,186
*	Customers Bancorp Inc.	411,289	14,169
	Safety Insurance Group Inc.	207,507	14,150
	Sandy Spring Bancorp Inc.	653,187	13,998
	FB Financial Corp.	492,076	13,955
*,1	Trupanion Inc.	494,620	13,948
	AMERISAFE Inc.	277,403	13,890
	Stellar Bancorp Inc.	648,546	13,827
	National Western Life Group Inc. Class A	31,594	13,822
	MFA Financial Inc.	1,429,913	13,741
	S&T Bancorp Inc.	503,534	13,636
[1]	ARMOUR Residential REIT Inc.	3,202,865	13,612
	Veritex Holdings Inc.	755,823	13,567
	Live Oak Bancshares Inc.	468,608	13,566
*,1	Rocket Cos. Inc. Class A	1,648,643	13,486
	PacWest Bancorp	1,655,930	13,098
	ProAssurance Corp.	688,866	13,013
	Berkshire Hills Bancorp Inc.	634,642	12,725
*	Avantax Inc.	491,766	12,579
*	SiriusPoint Ltd.	1,211,200	12,318
	Origin Bancorp Inc.	425,631	12,288
	Nicolet Bankshares Inc.	173,091	12,078
	OceanFirst Financial Corp.	825,190	11,941
	QCR Holdings Inc.	244,898	11,882
	Preferred Bank	188,807	11,753
	Redwood Trust Inc.	1,631,374	11,632
	BrightSpire Capital Inc. Class A	1,838,324	11,508
	WisdomTree Inc.	1,622,946	11,361
	Peoples Bancorp Inc.	446,470	11,331
	Southside Bancshares Inc.	393,992	11,308
	Brookline Bancorp Inc.	1,240,959	11,305
	Ellington Financial Inc.	904,964	11,285
*	Oscar Health Inc. Class A	1,993,279	11,103
	Enact Holdings Inc.	406,395	11,066
	Lakeland Bancorp Inc.	871,250	10,995
	German American Bancorp Inc.	405,805	10,993

		Shares	Market Value ($000)
	New York Mortgage Trust Inc.	1,282,786	10,891
	First Bancshares Inc.	402,439	10,854
	1st Source Corp.	250,814	10,557
*	PRA Group Inc.	547,586	10,519
*	Skyward Specialty Insurance Group Inc.	384,330	10,515
*,1	Lemonade Inc.	897,877	10,433
	Mercury General Corp.	372,150	10,431
*	Open Lending Corp.	1,403,993	10,277
	Merchants Bancorp	369,657	10,247
	KKR Real Estate Finance Trust Inc.	832,898	9,887
	Banc of California Inc.	788,286	9,759
*	Green Dot Corp. Class A	671,373	9,352
	Eagle Bancorp Inc.	434,907	9,329
	Dime Community Bancshares Inc.	466,346	9,308
[1]	B. Riley Financial Inc.	226,951	9,303
*	LendingClub Corp.	1,513,909	9,235
	Brightsphere Investment Group Inc.	475,002	9,210
	ConnectOne Bancorp Inc.	504,421	8,994
	Dynex Capital Inc.	745,617	8,903
	Premier Financial Corp.	517,041	8,821
	Capitol Federal Financial Inc.	1,806,978	8,619
	James River Group Holdings Ltd.	561,260	8,615
	Bank First Corp.	111,338	8,590
*	Repay Holdings Corp. Class A	1,086,957	8,250
	Old Second Bancorp Inc.	592,067	8,058
	Byline Bancorp Inc.	407,791	8,038
*	International Money Express Inc.	472,136	7,993
	TFS Financial Corp.	669,589	7,915
	Tompkins Financial Corp.	158,976	7,788
*	AssetMark Financial Holdings Inc.	304,192	7,629
	F&G Annuities & Life Inc.	271,805	7,627
	Community Trust Bancorp Inc.	219,920	7,534
	A-Mark Precious Metals Inc.	254,671	7,470
	Heritage Commerce Corp.	874,323	7,406
	Diamond Hill Investment Group Inc.	43,658	7,359
	Heritage Financial Corp.	447,854	7,304
	Cambridge Bancorp	116,254	7,241
	Hanmi Financial Corp.	445,349	7,228
*	I3 Verticals Inc. Class A	336,195	7,107
*	Coastal Financial Corp.	165,446	7,099
*	Ambac Financial Group Inc.	587,835	7,089
	First Mid Bancshares Inc.	263,827	7,007
	Mercantile Bank Corp.	221,327	6,841
	Kearny Financial Corp.	984,844	6,825
[1]	UWM Holdings Corp. Class A	1,398,400	6,782
	Amerant Bancorp Inc. Class A	386,781	6,745
	Cass Information Systems Inc.	180,741	6,733
	First Community Bankshares Inc.	228,248	6,722
	TrustCo Bank Corp.	246,192	6,719
	P10 Inc. Class A	573,567	6,682
	Central Pacific Financial Corp.	395,937	6,604
	Business First Bancshares Inc.	351,665	6,597
	Invesco Mortgage Capital Inc.	656,724	6,574
	Washington Trust Bancorp Inc.	246,421	6,488
	Great Southern Bancorp Inc.	135,085	6,473
	Midland States Bancorp Inc.	314,910	6,468
[1]	Ares Commercial Real Estate Corp.	676,975	6,445
	United Fire Group Inc.	326,180	6,442

		Shares	Market Value ($000)
	Univest Financial Corp.	367,471	6,387
	Capital City Bank Group Inc.	210,701	6,285
	Camden National Corp.	221,062	6,238
	TPG RE Finance Trust Inc.	925,935	6,232
*	World Acceptance Corp.	49,015	6,228
	Horizon Bancorp Inc.	576,496	6,157
*	CrossFirst Bankshares Inc.	606,060	6,115
	Peapack-Gladstone Financial Corp.	236,164	6,058
	Perella Weinberg Partners Class A	587,826	5,984
*	Columbia Financial Inc.	378,264	5,943
	Universal Insurance Holdings Inc.	415,690	5,828
	Flushing Financial Corp.	442,726	5,813
*	Metropolitan Bank Holding Corp.	158,568	5,753
	Farmers National Banc Corp.	497,569	5,752
*	NerdWallet Inc. Class A	641,570	5,704
	Republic Bancorp Inc. Class A	128,152	5,645
	Independent Bank Corp. (Michigan)	302,911	5,555
	Hingham Institution For Savings	28,951	5,407
	Equity Bancshares Inc. Class A	222,044	5,345
*	Cantaloupe Inc.	848,366	5,302
	Bar Harbor Bankshares	222,935	5,268
*	EZCORP Inc. Class A	638,139	5,265
	First Financial Corp.	155,419	5,255
	American National Bankshares Inc.	137,748	5,226
	CNB Financial Corp.	287,199	5,201
	South Plains Financial Inc.	194,199	5,135
[1]	Orchid Island Capital Inc.	573,593	4,881
	Tiptree Inc. Class A	285,215	4,780
	Southern Missouri Bancorp Inc.	123,148	4,765
	HarborOne Bancorp Inc.	500,071	4,761
	Esquire Financial Holdings Inc.	102,758	4,695
	GCM Grosvenor Inc. Class A	601,260	4,666
	Arrow Financial Corp.	269,182	4,581
	Northfield Bancorp Inc.	478,910	4,526
	SmartFinancial Inc.	210,884	4,507
[1]	NewtekOne Inc.	304,770	4,495
	Amalgamated Financial Corp.	260,683	4,489
	Shore Bancshares Inc.	423,210	4,452
	Summit Financial Group Inc.	195,678	4,411
	Northeast Bank	98,222	4,332
	Bank of Marin Bancorp	233,701	4,272
[1]	Burke & Herbert Financial Services Corp.	90,900	4,224
	Metrocity Bankshares Inc.	213,788	4,207
	First Foundation Inc.	687,553	4,180
	HomeTrust Bancshares Inc.	192,271	4,167
*	Greenlight Capital Re Ltd. Class A	382,987	4,113
*	MBIA Inc.	567,112	4,089
*	Carter Bankshares Inc.	325,330	4,076
	HBT Financial Inc.	222,075	4,051
	HCI Group Inc.	74,456	4,042
	MidWestOne Financial Group Inc.	194,958	3,963
	Alerus Financial Corp.	217,410	3,953
	Regional Management Corp.	142,217	3,937
	Oppenheimer Holdings Inc. Class A	100,492	3,850
	Granite Point Mortgage Trust Inc.	781,693	3,815
*	Paymentus Holdings Inc. Class A	227,523	3,777
	Capstar Financial Holdings Inc.	265,553	3,768
	ACNB Corp.	119,145	3,766

		Shares	Market Value ($000)
	Mid Penn Bancorp Inc.	183,703	3,698
	Peoples Financial Services Corp.	92,105	3,693
	Bridge Investment Group Holdings Inc. Class A	401,160	3,691
	First of Long Island Corp.	317,043	3,649
	Financial Institutions Inc.	215,480	3,627
	Citizens & Northern Corp.	205,821	3,612
	Sierra Bancorp	189,219	3,588
	Northeast Community Bancorp Inc.	238,256	3,517
	FS Bancorp Inc.	119,191	3,516
	MVB Financial Corp.	155,613	3,514
*,1	Hagerty Inc. Class A	429,529	3,509
	Home Bancorp Inc.	110,046	3,507
	BayCom Corp.	175,600	3,373
	Federal Agricultural Mortgage Corp. Class A	26,518	3,371
	Sculptor Capital Management Inc. Class A	290,161	3,366
	Donegal Group Inc. Class A	235,814	3,362
*	Southern First Bancshares Inc.	122,020	3,287
	Orrstown Financial Services Inc.	153,208	3,219
*	Bridgewater Bancshares Inc.	339,479	3,218
	West Bancorp Inc.	196,726	3,209
	First Bank	296,082	3,192
	Guaranty Bancshares Inc.	111,107	3,188
	Civista Bancshares Inc.	201,483	3,123
	Enterprise Bancorp Inc.	113,287	3,102
*	Third Coast Bancshares Inc.	181,078	3,096
	Five Star Bancorp	153,311	3,075
	Investors Title Co.	20,747	3,072
*	Blue Foundry Bancorp	366,870	3,071
	Northrim Bancorp Inc.	76,598	3,035
	Red River Bancshares Inc.	64,959	2,986
	Citizens Financial Services Inc.	60,659	2,907
	First Business Financial Services Inc.	95,966	2,880
	Greenhill & Co. Inc.	194,330	2,876
	Timberland Bancorp Inc.	106,008	2,873
*	Forge Global Holdings Inc.	1,393,339	2,828
*	Oportun Financial Corp.	390,828	2,822
	Chicago Atlantic Real Estate Finance Inc.	191,115	2,813
	Macatawa Bank Corp.	313,470	2,809
	Waterstone Financial Inc.	256,498	2,809
*	eHealth Inc.	373,139	2,761
	Farmers & Merchants Bancorp Inc.	157,325	2,758
	John Marshall Bancorp Inc.	153,949	2,748
	Fidelity D&D Bancorp Inc.	60,477	2,746
	PCB Bancorp	176,970	2,734
	AFC Gamma Inc.	228,835	2,687
	First Bancorp Inc.	111,881	2,629
	Middlefield Banc Corp.	101,429	2,577
	Norwood Financial Corp.	98,347	2,533
*	Ponce Financial Group Inc.	322,732	2,524
	Plumas Bancorp	73,314	2,503
	BCB Bancorp Inc.	224,625	2,502
*	LendingTree Inc.	158,669	2,459
	Codorus Valley Bancorp Inc.	130,662	2,436
[1]	Angel Oak Mortgage REIT Inc.	283,978	2,422
	Great Ajax Corp.	372,803	2,401
*	Southern California Bancorp	170,780	2,393
	C&F Financial Corp.	44,566	2,389
	Orange County Bancorp Inc.	55,244	2,385

		Shares	Market Value ($000)
*	Ocwen Financial Corp.	92,076	2,383
*	FVCBankcorp Inc.	182,127	2,333
	Capital Bancorp Inc.	121,048	2,316
*	Provident Bancorp Inc.	238,782	2,314
*	Heritage Insurance Holdings Inc.	353,212	2,292
	Oak Valley Bancorp	91,015	2,283
	RBB Bancorp	178,494	2,281
	Crawford & Co. Class B	265,090	2,272
	Colony Bankcorp Inc.	226,707	2,266
	Greene County Bancorp Inc.	94,186	2,265
*,1	AlTi Global Inc.	324,082	2,256
*	Acacia Research Corp.	604,723	2,207
	Princeton Bancorp Inc.	75,716	2,195
	Nexpoint Real Estate Finance Inc.	132,816	2,173
	Parke Bancorp Inc.	132,586	2,160
	Evans Bancorp Inc.	80,053	2,145
*	Atlanticus Holdings Corp.	70,011	2,122
	Bankwell Financial Group Inc.	87,253	2,118
	National Bankshares Inc.	83,145	2,082
	Ames National Corp.	125,132	2,076
	Primis Financial Corp.	254,780	2,076
*,1	American Coastal Insurance Corp.	278,703	2,051
*	Arlington Asset Investment Corp. Class A	478,910	2,050
	William Penn Bancorp	161,491	2,015
	Virginia National Bankshares Corp.	66,254	2,011
*	Selectquote Inc.	1,708,777	1,999
*	California Bancorp	96,513	1,940
	AG Mortgage Investment Trust Inc.	349,333	1,939
	Penns Woods Bancorp Inc.	91,870	1,937
	Seven Hills Realty Trust	177,373	1,937
	Chemung Financial Corp.	48,583	1,924
	Unity Bancorp Inc.	81,977	1,921
	Southern States Bancshares Inc.	84,982	1,920
	LCNB Corp.	134,452	1,919
	Central Valley Community Bancorp	135,939	1,918
	Sachem Capital Corp.	542,036	1,913
*	Kingsway Financial Services Inc.	252,588	1,907
	ESSA Bancorp Inc.	125,382	1,882
	First Internet Bancorp	115,794	1,877
	Associated Capital Group Inc. Class A	51,110	1,866
	HomeStreet Inc.	236,614	1,843
	ChoiceOne Financial Services Inc.	92,210	1,811
	Silvercrest Asset Management Group Inc. Class A	113,539	1,802
	Medallion Financial Corp.	254,706	1,788
*,1	Citizens Inc. Class A	625,430	1,782
	MainStreet Bancshares Inc.	86,101	1,769
*	Maiden Holdings Ltd.	1,004,655	1,768
	First Northwest Bancorp	143,833	1,765
*,1	Hippo Holdings Inc.	217,449	1,733
	Richmond Mutual Bancorp Inc.	155,106	1,729
*	Security National Financial Corp. Class A	218,152	1,710
	Hanover Bancorp Inc.	93,997	1,700
	Western New England Bancorp Inc.	259,986	1,687
	OP Bancorp	182,318	1,668
	First Community Corp.	94,377	1,630
*	First Western Financial Inc.	89,691	1,628
	Riverview Bancorp Inc.	292,678	1,627
	Franklin Financial Services Corp.	56,547	1,612

		Shares	Market Value ($000)
	First United Corp.	97,981	1,590
*	Sterling Bancorp Inc.	269,676	1,575
[1]	BV Financial Inc.	155,600	1,568
*	Velocity Financial Inc.	138,380	1,564
	BankFinancial Corp.	181,233	1,562
*	NI Holdings Inc.	115,761	1,490
	Hawthorn Bancshares Inc.	90,769	1,475
	Peoples Bancorp of North Carolina Inc.	65,460	1,472
*	ECB Bancorp Inc.	132,307	1,455
[1]	Cherry Hill Mortgage Investment Corp.	390,440	1,452
	Luther Burbank Corp.	167,843	1,410
	Meridian Corp.	143,789	1,408
	Ellington Residential Mortgage REIT	226,428	1,406
	Citizens Community Bancorp Inc.	145,525	1,397
	Summit State Bank	84,229	1,387
	FNCB Bancorp Inc.	232,813	1,385
*	Beneficient Class A	531,922	1,378
	SB Financial Group Inc.	98,496	1,351
*	Consumer Portfolio Services Inc.	143,922	1,305
	First Financial Northwest Inc.	101,190	1,287
	Investar Holding Corp.	121,401	1,286
	United Security Bancshares	172,819	1,286
*	Heritage Global Inc.	411,740	1,285
	Ohio Valley Banc Corp.	51,931	1,270
*,1	Moneylion Inc.	58,685	1,270
*	USCB Financial Holdings Inc.	120,652	1,268
	CB Financial Services Inc.	58,237	1,263
*	loanDepot Inc. Class A	720,179	1,239
*	Finwise Bancorp	142,628	1,232
	Provident Financial Holdings Inc.	92,350	1,209
	First National Corp.	66,397	1,185
*	Catalyst Bancorp Inc.	96,277	1,174
	Lument Finance Trust Inc.	561,340	1,168
	Territorial Bancorp Inc.	128,027	1,164
	First Capital Inc.	43,272	1,164
	Westwood Holdings Group Inc.	113,259	1,150
	LINKBANCORP Inc.	165,700	1,140
*,1	Bakkt Holdings Inc.	973,007	1,138
	First Savings Financial Group Inc.	76,028	1,137
	Bank7 Corp.	49,309	1,110
*,1	Root Inc. Class A	112,295	1,068
	CF Bankshares Inc.	62,612	1,059
	Eagle Bancorp Montana Inc.	89,026	1,052
	Union Bankshares Inc.	46,658	1,045
*	SWK Holdings Corp.	65,383	1,030
*	Midwest Holding Inc.	39,276	1,027
*	GoHealth Inc. Class A	70,226	1,018
	First Guaranty Bancshares Inc.	89,595	986
	Magyar Bancorp Inc.	97,323	970
*	Paysign Inc.	496,392	968
	Blue Ridge Bankshares Inc.	209,840	948
	Sound Financial Bancorp Inc.	25,241	928
	Western Asset Mortgage Capital Corp.	98,287	924
*	Pioneer Bancorp Inc.	106,991	914
	Old Point Financial Corp.	49,509	904
	HMN Financial Inc.	46,888	897
	Community West Bancshares	68,874	895
	Finward Bancorp	42,623	895

		Shares	Market Value ($000)
*	Affinity Bancshares Inc.	55,206	844
*	ACRES Commercial Realty Corp.	101,482	842
	Landmark Bancorp Inc.	46,114	839
*	Priority Technology Holdings Inc.	258,431	837
*	1895 Bancorp of Wisconsin Inc.	112,911	811
	Partners Bancorp	101,317	785
	Bank of the James Financial Group Inc.	76,007	779
	Guild Holdings Co. Class A	70,985	779
	United Bancorp Inc.	67,080	775
	First US Bancshares Inc.	76,705	656
	TC Bancshares Inc.	45,779	632
	AmeriServ Financial Inc.	234,196	621
	US Global Investors Inc. Class A	217,552	620
	Bayfirst Financial Corp.	55,268	616
	Citizens Holding Co.	58,802	612
*	Finance of America Cos. Inc. Class A	445,632	570
	Crawford & Co. Class A	58,367	545
	MarketWise Inc.	339,965	544
	IF Bancorp Inc.	35,981	536
	Auburn National Bancorp Inc.	24,583	531
*	Nicholas Financial Inc.	107,044	518
	Cullman Bancorp Inc.	47,462	507
	Pathfinder Bancorp Inc.	35,654	501
*,1	AppTech Payments Corp.	149,801	494
*,1	OppFi Inc.	192,600	485
	Value Line Inc.	10,206	446
	Manhattan Bridge Capital Inc.	90,818	436
	First Seacoast Bancorp	61,705	433
*	Usio Inc.	234,439	410
	Hennessy Advisors Inc.	56,949	387
*,1	Katapult Holdings Inc.	37,671	386
*	Broadway Financial Corp.	333,437	327
*,1	Curo Group Holdings Corp.	301,842	317
*,1	Siebert Financial Corp.	145,922	290
*	BM Technologies Inc.	144,374	289
*,1	Bright Health Group Inc.	47,738	285
*	Bogota Financial Corp.	32,740	242
*	Safeguard Scientifics Inc.	237,965	238
*	Kingstone Cos. Inc.	123,172	217
*	Rhinebeck Bancorp Inc.	31,678	216
	Texas Community Bancshares Inc.	16,142	207
*	FlexShopper Inc.	194,566	204
*	NSTS Bancorp Inc.	21,833	197
	Atlantic American Corp.	88,541	172
	Home Federal Bancorp Inc. of Louisiana	10,778	163
*	OptimumBank Holdings Inc.	49,608	157
*	Ashford Inc.	25,018	154
*	Carver Bancorp Inc.	69,983	152
*	Vericity Inc.	26,227	142
	Village Bank & Trust Financial Corp.	3,066	140
*	Generations Bancorp NY Inc.	15,720	137
*	Oxbridge Re Holdings Ltd.	85,132	117
*	Patriot National Bancorp Inc.	15,238	108
*	Income Opportunity Realty Investors Inc.	8,889	99
*,1	Ryvyl Inc.	30,294	92
*,1	OLB Group Inc.	112,818	82
	Glen Burnie Bancorp	10,414	68
*	FG Financial Group Inc.	47,088	66

		Shares	Market Value ($000)
	Kentucky First Federal Bancorp	11,901	61
*	Hallmark Financial Services Inc.	28,429	56
*	PB Bankshares Inc.	3,924	50
*,1	LM Funding America Inc.	99,032	48
*,1	Reliance Global Group Inc.	18,225	44
*,1	Marpai Inc. Class A	54,324	37
*,1	Conifer Holdings Inc.	24,973	32
[1]	Cohen & Co. Inc.	4,588	30
*	ICC Holdings Inc.	1,748	28
*	Netcapital Inc.	45,304	19
	Lake Shore Bancorp Inc.	1,358	14
*,1	SHF Holdings Inc.	18,160	14
*	CFSB Bancorp Inc.	212	2
*	Marygold Cos. Inc.	81	—
			13,295,835
Health Care (12.1%)
*	Seagen Inc.	1,965,463	416,973
*	Veeva Systems Inc. Class A	2,035,179	414,057
*	Horizon Therapeutics plc	3,196,686	369,825
*	Alnylam Pharmaceuticals Inc.	1,746,806	309,359
*	BioMarin Pharmaceutical Inc.	2,623,807	232,154
*	Avantor Inc.	9,475,510	199,744
*	Exact Sciences Corp.	2,525,738	172,306
*	Sarepta Therapeutics Inc.	1,307,028	158,438
*	Neurocrine Biosciences Inc.	1,363,832	153,431
*	United Therapeutics Corp.	655,177	147,985
	Royalty Pharma plc Class A	5,388,267	146,238
*	Penumbra Inc.	538,563	130,284
*	Repligen Corp.	727,049	115,608
*	Jazz Pharmaceuticals plc	882,564	114,239
	Chemed Corp.	209,802	109,034
*	Shockwave Medical Inc.	514,133	102,364
*	Exelixis Inc.	4,437,358	96,956
*	Tenet Healthcare Corp.	1,421,931	93,691
	Encompass Health Corp.	1,394,371	93,646
*	Ionis Pharmaceuticals Inc.	1,996,707	90,571
*	Acadia Healthcare Co. Inc.	1,285,637	90,393
*	HealthEquity Inc.	1,195,302	87,317
	Bruker Corp.	1,376,682	85,767
*	Karuna Therapeutics Inc.	503,901	85,205
*	Option Care Health Inc.	2,511,836	81,258
*	Inspire Medical Systems Inc.	409,117	81,185
*	Globus Medical Inc. Class A	1,635,081	81,182
*	Medpace Holdings Inc.	324,206	78,500
*	Elanco Animal Health Inc.	6,912,401	77,695
*	agilon health Inc.	4,175,639	74,159
	Ensign Group Inc.	782,852	72,750
*	Halozyme Therapeutics Inc.	1,848,373	70,608
*	Natera Inc.	1,508,961	66,772
*	Lantheus Holdings Inc.	959,486	66,665
*	Alkermes plc	2,322,221	65,045
*	Intra-Cellular Therapies Inc.	1,246,930	64,953
*	Envista Holdings Corp.	2,279,261	63,546
*	Haemonetics Corp.	708,345	63,454
*	Vaxcyte Inc.	1,201,250	61,240
	Perrigo Co. plc	1,874,809	59,900
*	10X Genomics Inc. Class A	1,448,664	59,757
*	Merit Medical Systems Inc.	813,086	56,119

		Shares	Market Value ($000)
*	Masimo Corp.	621,091	54,457
*	Apellis Pharmaceuticals Inc.	1,418,891	53,975
*	Roivant Sciences Ltd.	4,528,187	52,889
*	Insmed Inc.	2,032,892	51,331
*	Neogen Corp.	2,757,366	51,122
*,1	CRISPR Therapeutics AG	1,122,362	50,944
*	QuidelOrtho Corp.	693,905	50,683
*	Glaukos Corp.	672,650	50,617
*	ImmunoGen Inc.	3,172,265	50,344
*	Guardant Health Inc.	1,631,035	48,344
*	Inari Medical Inc.	704,931	46,102
*	AMN Healthcare Services Inc.	528,458	45,014
*	Bridgebio Pharma Inc.	1,666,817	43,954
	CONMED Corp.	427,813	43,145
*	Amedisys Inc.	460,994	43,057
*	Amicus Therapeutics Inc.	3,527,130	42,890
*	Evolent Health Inc. Class A	1,571,788	42,800
*	Blueprint Medicines Corp.	847,187	42,546
*	Teladoc Health Inc.	2,282,370	42,429
*	Azenta Inc.	835,110	41,914
*	R1 RCM Inc.	2,748,403	41,418
*	iRhythm Technologies Inc.	425,864	40,142
*	Arrowhead Pharmaceuticals Inc.	1,492,128	40,093
*	LivaNova plc	750,024	39,661
*	Akero Therapeutics Inc.	782,407	39,574
*	Axonics Inc.	703,888	39,502
*	Progyny Inc.	1,161,016	39,498
*	Intellia Therapeutics Inc.	1,246,280	39,407
*	Cytokinetics Inc.	1,337,087	39,391
*	Krystal Biotech Inc.	337,407	39,139
*	Prestige Consumer Healthcare Inc.	684,175	39,128
*	REVOLUTION Medicines Inc.	1,381,872	38,250
*	Mirati Therapeutics Inc.	875,606	38,141
*,1	Axsome Therapeutics Inc.	544,914	38,084
*	Doximity Inc. Class A	1,768,694	37,532
*	Integra LifeSciences Holdings Corp.	964,571	36,837
	Select Medical Holdings Corp.	1,453,134	36,721
*	Enovis Corp.	696,186	36,710
*	Integer Holdings Corp.	463,386	36,343
*	Denali Therapeutics Inc.	1,748,318	36,068
*	Fortrea Holdings Inc.	1,258,602	35,983
	Premier Inc. Class A	1,668,924	35,882
	Patterson Cos. Inc.	1,204,176	35,692
*	Ultragenyx Pharmaceutical Inc.	999,351	35,627
*	ACADIA Pharmaceuticals Inc.	1,685,966	35,136
*,1	Corcept Therapeutics Inc.	1,270,646	34,619
*	ICU Medical Inc.	286,509	34,097
*	Privia Health Group Inc.	1,432,456	32,946
*	Madrigal Pharmaceuticals Inc.	217,197	31,719
*	AtriCure Inc.	664,331	29,098
*	Omnicell Inc.	628,711	28,317
*	Pacific Biosciences of California Inc.	3,259,489	27,217
*	STAAR Surgical Co.	677,017	27,203
*	Surgery Partners Inc.	923,340	27,008
*	Dynavax Technologies Corp.	1,808,178	26,707
*	Immunovant Inc.	688,206	26,420
*	Prothena Corp. plc	546,963	26,391
*	CorVel Corp.	127,146	25,003

		Shares	Market Value ($000)
*	TransMedics Group Inc.	456,608	24,999
*	Amphastar Pharmaceuticals Inc.	534,641	24,588
*	RadNet Inc.	857,043	24,160
*	Crinetics Pharmaceuticals Inc.	802,108	23,855
*	PTC Therapeutics Inc.	1,054,207	23,625
*	Ventyx Biosciences Inc.	668,759	23,226
*	Veracyte Inc.	1,008,121	22,511
*	Beam Therapeutics Inc.	929,436	22,353
*	Vericel Corp.	665,362	22,303
*	Novocure Ltd.	1,374,080	22,191
*	Ideaya Biosciences Inc.	820,812	22,146
*	NeoGenomics Inc.	1,777,796	21,867
*	Cymabay Therapeutics Inc.	1,466,347	21,863
*	Certara Inc.	1,500,774	21,821
*	Cerevel Therapeutics Holdings Inc.	988,319	21,575
*	Schrodinger Inc.	753,762	21,309
*	Sotera Health Co.	1,416,104	21,213
*	Supernus Pharmaceuticals Inc.	761,833	21,004
*	Biohaven Ltd.	795,557	20,692
*	PROCEPT BioRobotics Corp.	626,238	20,547
*	Veradigm Inc.	1,545,776	20,311
*	Pacira BioSciences Inc.	646,980	19,849
*	Addus HomeCare Corp.	227,655	19,394
	US Physical Therapy Inc.	208,039	19,083
*	Tandem Diabetes Care Inc.	918,365	19,074
*	Agios Pharmaceuticals Inc.	769,465	19,044
*	Apollo Medical Holdings Inc.	603,821	18,628
*,1	BioCryst Pharmaceuticals Inc.	2,628,502	18,610
*	Ironwood Pharmaceuticals Inc. Class A	1,911,493	18,408
*	Celldex Therapeutics Inc.	666,903	18,353
*	Myriad Genetics Inc.	1,143,067	18,335
*	NextGen Healthcare Inc.	758,782	18,006
*,1	SpringWorks Therapeutics Inc.	764,489	17,675
*	Xencor Inc.	859,563	17,320
*	Owens & Minor Inc.	1,067,304	17,248
*	Rocket Pharmaceuticals Inc.	825,103	16,906
*	Nuvalent Inc. Class A	366,952	16,869
*,1	Recursion Pharmaceuticals Inc. Class A	2,194,809	16,790
*	TG Therapeutics Inc.	1,995,314	16,681
*	UFP Technologies Inc.	100,593	16,241
*	Twist Bioscience Corp.	796,407	16,135
*	Zentalis Pharmaceuticals Inc.	803,557	16,119
*,1	Rhythm Pharmaceuticals Inc.	698,222	16,007
*	Catalyst Pharmaceuticals Inc.	1,360,558	15,905
*	Harmony Biosciences Holdings Inc.	477,137	15,636
*	Maravai LifeSciences Holdings Inc. Class A	1,563,468	15,635
*	Viking Therapeutics Inc.	1,410,326	15,612
*	Arcellx Inc.	431,643	15,487
*	MannKind Corp.	3,726,077	15,389
*	Sage Therapeutics Inc.	733,770	15,101
*	Arvinas Inc.	765,355	15,032
	LeMaitre Vascular Inc.	274,614	14,961
*	Alphatec Holdings Inc.	1,143,614	14,833
*	Pediatrix Medical Group Inc.	1,153,085	14,656
*	Revance Therapeutics Inc.	1,274,268	14,616
*,1	Mirum Pharmaceuticals Inc.	450,321	14,230
*	89bio Inc.	900,363	13,902
*	Iovance Biotherapeutics Inc.	3,027,016	13,773

		Shares	Market Value ($000)
*	Ligand Pharmaceuticals Inc.	229,750	13,767
*	Arcus Biosciences Inc.	743,228	13,341
*	Geron Corp.	6,284,992	13,324
*	Quanterix Corp.	490,257	13,306
*	Avanos Medical Inc.	656,226	13,269
*	Pliant Therapeutics Inc.	763,061	13,231
*	Syndax Pharmaceuticals Inc.	908,853	13,197
*	Protagonist Therapeutics Inc.	781,114	13,029
*	Hims & Hers Health Inc.	2,056,475	12,935
*	Replimune Group Inc.	749,193	12,819
*	Morphic Holding Inc.	556,773	12,756
*	Phreesia Inc.	682,248	12,744
*	ANI Pharmaceuticals Inc.	213,457	12,393
*	Cross Country Healthcare Inc.	494,162	12,250
*	Ardelyx Inc.	2,996,260	12,225
	Embecta Corp.	810,688	12,201
*	MiMedx Group Inc.	1,650,276	12,031
*	Vir Biotechnology Inc.	1,250,226	11,715
	National HealthCare Corp.	181,870	11,636
*	Brookdale Senior Living Inc.	2,705,594	11,201
*	SI-BONE Inc.	524,303	11,136
*	Varex Imaging Corp.	590,563	11,097
*	Accolade Inc.	1,011,189	10,698
*	Keros Therapeutics Inc.	335,552	10,697
*	Relay Therapeutics Inc.	1,268,006	10,664
*	Collegium Pharmaceutical Inc.	476,116	10,641
*	ADMA Biologics Inc.	2,960,780	10,600
*	Innoviva Inc.	807,472	10,489
*	Deciphera Pharmaceuticals Inc.	819,903	10,429
*	Amylyx Pharmaceuticals Inc.	561,225	10,276
*	Cogent Biosciences Inc.	1,053,013	10,267
*	Alignment Healthcare Inc.	1,466,909	10,180
*	Day One Biopharmaceuticals Inc.	818,777	10,046
*	Kura Oncology Inc.	1,101,153	10,043
*	AdaptHealth Corp. Class A	1,080,245	9,830
*	Nevro Corp.	503,008	9,668
	Simulations Plus Inc.	231,752	9,664
*	Intercept Pharmaceuticals Inc.	515,934	9,565
*	OPKO Health Inc.	5,928,537	9,486
*	Editas Medicine Inc.	1,212,275	9,456
*	Verve Therapeutics Inc.	700,468	9,288
	National Research Corp.	208,434	9,248
*,1	Cassava Sciences Inc.	552,947	9,201
*,1	Novavax Inc.	1,266,568	9,170
*	LifeStance Health Group Inc.	1,330,818	9,143
*	CryoPort Inc.	660,676	9,058
*	EQRx Inc.	4,077,244	9,051
*	RxSight Inc.	323,611	9,026
*	REGENXBIO Inc.	544,327	8,960
*	Arcturus Therapeutics Holdings Inc.	344,186	8,794
*,1	Tango Therapeutics Inc.	772,867	8,702
*,1	Point Biopharma Global Inc.	1,292,538	8,621
*	Adaptive Biotechnologies Corp.	1,572,359	8,569
*	Viridian Therapeutics Inc.	550,664	8,447
*	Avid Bioservices Inc.	883,212	8,338
*	Treace Medical Concepts Inc.	629,094	8,247
	Atrion Corp.	19,805	8,183
*	Enhabit Inc.	726,902	8,178

		Shares	Market Value ($000)
*	Travere Therapeutics Inc.	913,964	8,171
*	Silk Road Medical Inc.	543,446	8,146
*	Health Catalyst Inc.	799,431	8,090
*,1	Disc Medicine Inc.	169,457	7,961
*	Cytek Biosciences Inc.	1,439,281	7,945
*	Artivion Inc.	514,861	7,805
*	Kymera Therapeutics Inc.	549,641	7,640
	HealthStream Inc.	349,379	7,540
*	Outset Medical Inc.	691,813	7,527
*,1	Cabaletta Bio Inc.	491,217	7,476
	Mesa Laboratories Inc.	70,974	7,457
*	RAPT Therapeutics Inc.	445,545	7,405
*	Fulgent Genetics Inc.	276,477	7,393
*,1	Anavex Life Sciences Corp.	1,122,527	7,353
*	OrthoPediatrics Corp.	229,786	7,353
*	PetIQ Inc. Class A	365,306	7,197
*	Kiniksa Pharmaceuticals Ltd. Class A	406,140	7,055
*	Paragon 28 Inc.	554,205	6,955
*,1	Tarsus Pharmaceuticals Inc.	391,147	6,951
*,1	Vera Therapeutics Inc. Class A	506,877	6,949
*	Surmodics Inc.	214,834	6,894
*	BioLife Solutions Inc.	486,775	6,722
*,1	Genelux Corp.	272,618	6,676
*	OmniAb Inc.	1,267,941	6,581
*	Inhibrx Inc.	355,039	6,515
*	Orthofix Medical Inc.	502,165	6,458
*	Olema Pharmaceuticals Inc.	510,945	6,310
*	DocGo Inc.	1,171,732	6,245
*	GoodRx Holdings Inc. Class A	1,107,649	6,236
*	OraSure Technologies Inc.	1,049,488	6,223
*	Avidity Biosciences Inc.	968,447	6,179
*	Castle Biosciences Inc.	356,372	6,019
*,1	Apogee Therapeutics Inc.	281,274	5,991
*	Amneal Pharmaceuticals Inc.	1,414,276	5,968
*	Harrow Inc.	411,030	5,907
*	Alector Inc.	906,536	5,874
*	Multiplan Corp.	3,436,365	5,773
*	ModivCare Inc.	181,974	5,734
*	Pulmonx Corp.	539,485	5,573
*	Allogene Therapeutics Inc.	1,745,019	5,532
*	4D Molecular Therapeutics Inc.	433,531	5,519
*	Agenus Inc.	4,850,017	5,481
*	Marinus Pharmaceuticals Inc.	680,832	5,481
*	CareDx Inc.	777,827	5,445
*	Evolus Inc.	586,530	5,361
*	SomaLogic Inc.	2,222,956	5,313
*	Avita Medical Inc.	362,306	5,293
*	Caribou Biosciences Inc.	1,107,281	5,293
*,1	Clover Health Investments Corp. Class A	4,881,899	5,272
*,1	WaVe Life Sciences Ltd.	910,633	5,236
*	Community Health Systems Inc.	1,799,444	5,218
*,1	Prime Medicine Inc.	545,061	5,200
*	Aclaris Therapeutics Inc.	754,762	5,170
*	Coherus Biosciences Inc.	1,375,049	5,143
*,1	Theravance Biopharma Inc.	581,436	5,018
*,1	Phathom Pharmaceuticals Inc.	483,096	5,010
*	Nurix Therapeutics Inc.	632,066	4,968
*	Cullinan Oncology Inc.	546,232	4,943

		Shares	Market Value ($000)
*,1	Sana Biotechnology Inc.	1,257,502	4,867
*	Definitive Healthcare Corp. Class A	600,183	4,795
*,1	Aldeyra Therapeutics Inc.	717,628	4,794
*	Savara Inc.	1,246,622	4,712
	iRadimed Corp.	105,000	4,659
*,1	Bluebird Bio Inc.	1,513,288	4,600
*	Pennant Group Inc.	413,257	4,600
*	Liquidia Corp.	724,395	4,593
*	ACELYRIN Inc.	451,468	4,591
*	Tactile Systems Technology Inc.	324,174	4,555
*	Dyne Therapeutics Inc.	502,701	4,504
*,1	Biomea Fusion Inc.	318,030	4,376
*	Alpine Immune Sciences Inc.	377,733	4,325
*	Cerus Corp.	2,669,126	4,324
*	Anika Therapeutics Inc.	230,913	4,302
*	Sharecare Inc.	4,569,329	4,297
*	AngioDynamics Inc.	585,381	4,279
*	American Well Corp. Class A	3,624,814	4,241
*,1	Senseonics Holdings Inc.	7,015,770	4,237
*	AnaptysBio Inc.	234,044	4,203
*	23andMe Holding Co. Class A	4,289,997	4,194
*	Arcutis Biotherapeutics Inc.	783,478	4,160
*	MaxCyte Inc.	1,332,356	4,157
*,1	Enliven Therapeutics Inc.	301,156	4,114
	Utah Medical Products Inc.	47,574	4,091
*	uniQure NV	609,574	4,090
*	Zimvie Inc.	431,423	4,060
*	Icosavax Inc.	522,972	4,053
*	KalVista Pharmaceuticals Inc.	418,295	4,028
*	Talkspace Inc.	2,048,957	3,995
*	Accuray Inc.	1,440,582	3,918
*	iTeos Therapeutics Inc.	357,689	3,917
*,1	Entrada Therapeutics Inc.	247,344	3,908
*,1	Orchestra BioMed Holdings Inc.	442,630	3,860
*	ORIC Pharmaceuticals Inc.	633,114	3,830
*	MacroGenics Inc.	809,323	3,771
*	Vanda Pharmaceuticals Inc.	870,631	3,761
*,1	Xeris Biopharma Holdings Inc.	1,988,200	3,698
*	Atea Pharmaceuticals Inc.	1,212,939	3,639
*	Scholar Rock Holding Corp.	507,860	3,606
*	Ocular Therapeutix Inc.	1,146,683	3,601
*	Tabula Rasa HealthCare Inc.	348,345	3,591
	Phibro Animal Health Corp. Class A	274,937	3,511
*	Praxis Precision Medicines Inc.	2,039,382	3,487
*	Edgewise Therapeutics Inc.	606,740	3,477
*	Computer Programs & Systems Inc.	217,454	3,466
*,1	Cibus Inc.	187,775	3,421
*,1	ImmunityBio Inc.	2,018,648	3,412
*	Arbutus Biopharma Corp.	1,677,547	3,405
*,1	Lineage Cell Therapeutics Inc.	2,814,846	3,322
*	Seres Therapeutics Inc.	1,361,249	3,240
*	Axogen Inc.	635,046	3,175
*	Fulcrum Therapeutics Inc.	708,096	3,144
*	Lyell Immunopharma Inc.	2,138,552	3,144
*	Enanta Pharmaceuticals Inc.	280,040	3,128
*	2seventy bio Inc.	797,916	3,128
*,1	Assertio Holdings Inc.	1,220,082	3,123
*	Agiliti Inc.	480,869	3,121

		Shares	Market Value ($000)
*,1	Scilex Holding Co.	2,193,719	3,071
*	Aura Biosciences Inc.	342,033	3,068
*	Organogenesis Holdings Inc. Class A	946,908	3,011
*	Akebia Therapeutics Inc.	2,602,859	2,967
*	Voyager Therapeutics Inc.	381,297	2,955
*	HilleVax Inc.	218,140	2,934
*,1	Verastem Inc.	360,608	2,932
*,1	Ovid therapeutics Inc.	756,183	2,904
*,1	ARS Pharmaceuticals Inc.	756,587	2,860
*	Inozyme Pharma Inc.	679,651	2,855
*	Standard BioTools Inc.	981,154	2,845
*,2	PDL BioPharma Inc.	1,757,467	2,830
	SIGA Technologies Inc.	530,694	2,786
*	PMV Pharmaceuticals Inc.	452,312	2,777
*	Sutro Biopharma Inc.	794,858	2,758
*	Terns Pharmaceuticals Inc.	543,126	2,732
*	Generation Bio Co.	718,076	2,722
*	Precigen Inc.	1,911,098	2,714
*,1	EyePoint Pharmaceuticals Inc.	337,963	2,700
*,1	Summit Therapeutics Inc.	1,431,680	2,677
*	Compass Therapeutics Inc.	1,342,627	2,645
*	IGM Biosciences Inc.	316,671	2,644
*	AN2 Therapeutics Inc.	164,128	2,639
*,1	Omeros Corp.	897,186	2,620
*	Astria Therapeutics Inc.	350,636	2,616
*	Rigel Pharmaceuticals Inc.	2,396,416	2,588
*	InfuSystem Holdings Inc.	268,032	2,584
*	Y-mAbs Therapeutics Inc.	467,252	2,547
*,1	Tyra Biosciences Inc.	183,218	2,523
*,1	Butterfly Network Inc.	2,126,961	2,510
*,1	Janux Therapeutics Inc.	247,042	2,490
*,1	Zynex Inc.	306,075	2,449
*,1	Merrimack Pharmaceuticals Inc.	198,199	2,444
*	Fate Therapeutics Inc.	1,152,017	2,442
*	Nuvation Bio Inc.	1,782,922	2,389
*,1	Gossamer Bio Inc.	2,866,985	2,388
*	Eagle Pharmaceuticals Inc.	150,918	2,380
*,1	CorMedix Inc.	639,182	2,365
*	CVRx Inc.	155,497	2,359
*	Allakos Inc.	1,009,952	2,293
*	Augmedix Inc.	444,783	2,291
*	Harvard Bioscience Inc.	524,232	2,254
*,1	Zomedica Corp.	13,318,083	2,225
*	Humacyte Inc.	757,718	2,220
*	LifeMD Inc.	353,892	2,212
*	CareMax Inc.	1,028,756	2,181
*	Emergent BioSolutions Inc.	636,518	2,164
*,1	Zevra Therapeutics Inc.	445,705	2,148
*,1	Reneo Pharmaceuticals Inc.	278,541	2,121
*,1	Actinium Pharmaceuticals Inc.	356,801	2,112
*,1	PDS Biotechnology Corp.	413,644	2,089
*	Nautilus Biotechnology Inc. Class A	654,149	2,067
*,1	Immuneering Corp. Class A	266,009	2,043
*,1	Invitae Corp.	3,368,732	2,039
*	Acumen Pharmaceuticals Inc.	489,172	2,030
*	Karyopharm Therapeutics Inc.	1,514,162	2,029
*,1	ProKidney Corp. Class A	442,096	2,025
*	Aerovate Therapeutics Inc.	148,447	2,014

		Shares	Market Value ($000)
*	Black Diamond Therapeutics Inc.	697,691	2,002
*,1	Quantum-Si Inc.	1,202,081	1,995
*	Atara Biotherapeutics Inc.	1,340,523	1,984
*	Monte Rosa Therapeutics Inc.	407,475	1,952
*	OptimizeRx Corp.	247,129	1,923
*	Erasca Inc.	969,736	1,910
*	Mersana Therapeutics Inc.	1,496,337	1,900
*	Semler Scientific Inc.	73,885	1,874
*	Joint Corp.	206,277	1,854
*	Adverum Biotechnologies Inc.	1,225,295	1,838
*	Gritstone bio Inc.	1,055,881	1,816
*	Tela Bio Inc.	226,799	1,814
*,1	scPharmaceuticals Inc.	253,073	1,802
*,1	Selecta Biosciences Inc.	1,696,040	1,798
*	Poseida Therapeutics Inc. Class A	748,513	1,781
*	Inogen Inc.	331,291	1,729
*,1	Mind Medicine MindMed Inc.	551,691	1,727
*,1	Taysha Gene Therapies Inc.	545,059	1,722
*	Codexis Inc.	905,512	1,711
*	X4 Pharmaceuticals Inc.	1,539,315	1,678
*	Soleno Therapeutics Inc.	54,951	1,622
*	Altimmune Inc.	621,625	1,616
*	Larimar Therapeutics Inc.	408,667	1,614
*,1	Heron Therapeutics Inc.	1,565,635	1,613
*	Nektar Therapeutics Class A	2,676,857	1,594
*,1	Bioventus Inc. Class A	477,735	1,577
*	Applied Therapeutics Inc.	627,081	1,561
*	Lexicon Pharmaceuticals Inc.	1,420,383	1,548
*	Mineralys Therapeutics Inc.	161,668	1,537
*	Cutera Inc.	255,224	1,536
*	ClearPoint Neuro Inc.	292,601	1,466
*,1	Innovage Holding Corp.	243,699	1,460
[1]	Carisma Therapeutics Inc.	342,628	1,449
*	Puma Biotechnology Inc.	541,010	1,423
*	Allovir Inc.	659,563	1,418
*,1	Stoke Therapeutics Inc.	354,705	1,398
*	FONAR Corp.	90,135	1,388
*	XOMA Corp.	97,982	1,381
*,1	Celcuity Inc.	150,761	1,378
*	Ikena Oncology Inc.	318,152	1,378
*	ALX Oncology Holdings Inc.	285,123	1,369
*	Hyperfine Inc. Class A	661,431	1,356
*,1	Bionano Genomics Inc.	447,658	1,356
*	Lyra Therapeutics Inc.	343,802	1,344
*	KORU Medical Systems Inc.	497,040	1,342
*	Annexon Inc.	567,390	1,339
*,1	Vaxart Inc.	1,768,943	1,334
*	Apyx Medical Corp.	413,692	1,324
*,1	Citius Pharmaceuticals Inc.	1,925,707	1,318
*,1	Foghorn Therapeutics Inc.	263,568	1,318
*	Inovio Pharmaceuticals Inc.	3,354,371	1,305
*	Cue Biopharma Inc.	563,718	1,297
*	Tenaya Therapeutics Inc.	504,964	1,288
*,1	Galectin Therapeutics Inc.	670,160	1,287
*,1	Eton Pharmaceuticals Inc.	307,580	1,283
*	Anixa Biosciences Inc.	390,674	1,278
*,1	Invivyd Inc.	747,479	1,271
*,1	T2 Biosystems Inc.	5,755,900	1,271

		Shares	Market Value ($000)
*,1	MediciNova Inc.	601,244	1,257
*	Chimerix Inc.	1,308,906	1,256
*	TScan Therapeutics Inc.	484,391	1,240
*,1	Zura Bio Ltd. Class A	187,800	1,239
*,1	Sagimet Biosciences Inc. Class A	140,815	1,239
*	Longboard Pharmaceuticals Inc.	221,401	1,231
*,1	Atossa Therapeutics Inc.	1,664,345	1,226
*,1	Ocugen Inc.	3,064,568	1,226
*,1	CytomX Therapeutics Inc.	946,563	1,221
*	Sight Sciences Inc.	359,874	1,213
*,1	NanoString Technologies Inc.	679,551	1,169
*	Capricor Therapeutics Inc.	341,357	1,167
*	Optinose Inc.	945,609	1,163
*,1	Renovaro Biosciences Inc.	259,627	1,161
*	Esperion Therapeutics Inc.	1,170,476	1,147
*,1	Biote Corp. Class A	222,893	1,141
*	Akoya Biosciences Inc.	244,280	1,136
*,1	Inmune Bio Inc.	165,874	1,135
*	Sanara Medtech Inc.	36,270	1,129
*	Sangamo Therapeutics Inc.	1,876,120	1,125
*	Seer Inc. Class A	500,174	1,105
*	Cara Therapeutics Inc.	645,753	1,085
*	ChromaDex Corp.	743,337	1,085
*,1	Reviva Pharmaceuticals Holdings Inc.	221,249	1,080
*	C4 Therapeutics Inc.	579,975	1,079
*	NeuroPace Inc.	110,932	1,079
*	Trevi Therapeutics Inc.	493,328	1,075
*	Vor BioPharma Inc.	504,670	1,070
*	CytoSorbents Corp.	568,233	1,068
*	Relmada Therapeutics Inc.	352,855	1,059
*	SCYNEXIS Inc.	464,376	1,059
*	Immunome Inc.	126,621	1,057
*	Aadi Bioscience Inc.	217,702	1,054
*	FibroGen Inc.	1,214,955	1,048
*,1	AEON Biopharma Inc.	186,449	1,044
*	aTyr Pharma Inc.	659,358	1,042
*,1	Verrica Pharmaceuticals Inc.	263,323	1,023
*	Electromed Inc.	98,146	1,020
*	Stereotaxis Inc.	638,803	1,009
*	Acrivon Therapeutics Inc.	105,537	1,009
*	Abeona Therapeutics Inc.	239,311	1,008
*,1	Achieve Life Sciences Inc.	228,381	982
*	GlycoMimetics Inc.	651,187	977
*,1	DarioHealth Corp.	293,940	964
*	PhenomeX Inc.	958,676	957
*	Design Therapeutics Inc.	399,505	943
*	Cidara Therapeutics Inc.	993,436	936
*	BioAtla Inc.	545,526	927
*	Third Harmonic Bio Inc.	144,640	924
*,1	Vigil Neuroscience Inc.	170,238	918
*,1	XBiotech Inc.	222,303	916
*	Athira Pharma Inc.	452,018	913
*	Kezar Life Sciences Inc.	764,730	910
*,1	AirSculpt Technologies Inc.	132,658	907
*,1	Ocuphire Pharma Inc.	263,683	883
*	Absci Corp.	665,968	879
*	GeneDx Holdings Corp. Class A	241,389	879
*,1	Pulse Biosciences Inc.	217,288	876

		Shares	Market Value ($000)
*	Enzo Biochem Inc.	618,343	866
*,1	Asensus Surgical Inc.	3,205,099	865
*,1	Beyond Air Inc.	369,793	854
*	G1 Therapeutics Inc.	583,255	840
*	Aquestive Therapeutics Inc.	548,124	839
*,1	Avrobio Inc.	537,481	828
*	Kodiak Sciences Inc.	458,129	825
*,1	Rallybio Corp.	244,445	824
*	Cardiff Oncology Inc.	590,707	821
*,1	Inotiv Inc.	265,509	818
*	Jasper Therapeutics Inc.	1,160,011	812
*,1	Durect Corp.	319,271	795
*,1	Vaxxinity Inc. Class A	562,125	770
*,1	Annovis Bio Inc.	80,474	764
*,1	ProPhase Labs Inc.	173,884	760
*,1	Pyxis Oncology Inc.	373,973	744
*	Talaris Therapeutics Inc.	264,466	743
*	Perspective Therapeutics Inc.	2,710,365	742
*	Great Elm Group Inc.	346,113	741
*,1	CEL - SCI Corp.	591,633	740
*,1	Immunic Inc.	502,478	739
*,1	Nuvectis Pharma Inc.	57,030	735
*,1	SmileDirectClub Inc. Class A	1,762,481	731
*	Kronos Bio Inc.	553,029	719
*,1	Delcath Systems Inc.	174,066	705
*,1	Spero Therapeutics Inc.	582,090	704
*	Cano Health Inc.	2,776,322	704
*,1	Bioxcel Therapeutics Inc.	275,722	698
*	PepGen Inc.	137,095	696
*	Aveanna Healthcare Holdings Inc.	573,124	682
*	Eyenovia Inc.	407,168	676
*	Rezolute Inc.	512,314	676
*	iCAD Inc.	319,228	674
*,1	Theseus Pharmaceuticals Inc.	241,475	650
*	Personalis Inc.	534,786	647
*,1	Syros Pharmaceuticals Inc.	160,576	634
*	Graphite Bio Inc.	254,807	632
*	Homology Medicines Inc.	535,943	627
*	Biodesix Inc.	380,006	627
*	Corvus Pharmaceuticals Inc.	428,240	625
*	Streamline Health Solutions Inc.	630,999	610
*	Clearside Biomedical Inc.	697,789	607
*	DiaMedica Therapeutics Inc.	234,420	605
*	NGM Biopharmaceuticals Inc.	560,237	599
*	Century Therapeutics Inc.	299,597	599
*	Adicet Bio Inc.	433,904	594
*	Milestone Scientific Inc.	644,153	593
*,1	SELLAS Life Sciences Group Inc.	361,802	593
*	Nkarta Inc.	423,359	588
*	Shattuck Labs Inc.	386,621	588
*	Oncology Institute Inc.	416,082	583
*,1	Carmell Corp.	161,815	583
*	Sensus Healthcare Inc.	207,423	575
*,1	Vistagen Therapeutics Inc.	108,966	571
*	enVVeno Medical Corp.	104,365	563
*,1	Omega Therapeutics Inc.	261,194	562
*,1	Nutex Health Inc.	2,709,789	549
*	Neuronetics Inc.	403,878	545

		Shares	Market Value ($000)
*	Cue Health Inc.	1,223,161	541
*,1	DermTech Inc.	369,368	532
*	Prelude Therapeutics Inc.	169,409	523
*,1	Forian Inc.	229,226	523
*,1	P3 Health Partners Inc.	355,045	522
*	MEI Pharma Inc.	73,294	514
*	Minerva Neurosciences Inc.	74,257	512
*,1	BioVie Inc. Class A	147,637	503
*,1	Greenwich Lifesciences Inc.	54,752	484
*	Co-Diagnostics Inc.	444,776	471
*,1	UNITY Biotechnology Inc.	194,785	467
*	Dianthus Therapeutics Inc.	34,116	466
*	Assembly Biosciences Inc.	520,711	461
*,1	Sonida Senior Living Inc.	48,661	437
*	Dare Bioscience Inc.	942,149	435
*,1	Accelerate Diagnostics Inc.	72,985	420
*	Societal CDMO Inc.	890,262	418
*	Corbus Pharmaceuticals Holdings Inc.	62,059	418
*	IRIDEX Corp.	164,113	417
*	LENSAR Inc.	133,235	412
*,1	Spruce Biosciences Inc.	181,711	411
*	Champions Oncology Inc.	65,914	410
*,1	Alaunos Therapeutics Inc.	3,070,777	405
*	Cyteir Therapeutics Inc.	142,477	405
*,1	Marker Therapeutics Inc.	87,137	401
*,1	Aeglea BioTherapeutics Inc.	32,449	398
*,1	Ocean Biomedical Inc.	100,915	394
*,1	Sientra Inc.	139,870	389
*,1	Bright Green Corp.	968,476	383
*	Kewaunee Scientific Corp.	21,503	381
*	Neoleukin Therapeutics Inc.	95,767	378
*,1	Novo Integrated Sciences Inc.	1,261,880	376
*	Instil Bio Inc.	874,673	374
*,1	VolitionRX Ltd.	528,726	364
*,1	TherapeuticsMD Inc.	119,900	362
*,1	Rockwell Medical Inc.	170,711	355
*	Exagen Inc.	141,951	348
*,1	Outlook Therapeutics Inc.	1,571,699	347
*	Curis Inc.	52,701	347
*	PAVmed Inc.	1,175,339	346
*,1	Aspira Women's Health Inc.	64,541	346
	Psychemedics Corp.	85,736	340
*	Lantern Pharma Inc.	99,265	338
*,1	BioSig Technologies Inc.	687,882	337
*	ImmuCell Corp.	65,129	336
*	Sonendo Inc.	442,837	330
*	Vicarious Surgical Inc. Class A	551,719	326
*	Werewolf Therapeutics Inc.	151,562	324
*	Eliem Therapeutics Inc.	118,418	313
*	Xilio Therapeutics Inc.	147,846	312
*,1	Pro-Dex Inc.	19,636	308
*	Matinas BioPharma Holdings Inc.	2,355,325	306
*,1	Miromatrix Medical Inc.	252,883	306
*	ElectroCore Inc.	50,273	305
*	RayzeBio Inc.	13,733	305
*	Kinnate Biopharma Inc.	215,647	302
*,1	Seelos Therapeutics Inc.	1,634,216	301
*,1	Quince Therapeutics Inc.	265,538	297

		Shares	Market Value ($000)
*,1	Owlet Inc.	65,981	296
*	Retractable Technologies Inc.	246,784	294
*,1	Checkpoint Therapeutics Inc.	172,212	293
*	Fortress Biotech Inc.	1,003,004	291
*	Precision BioSciences Inc.	851,883	291
*	Passage Bio Inc.	439,575	289
*	Science 37 Holdings Inc.	710,569	284
*	AIM ImmunoTech Inc.	620,229	282
*	Viracta Therapeutics Inc.	269,120	280
*	Sera Prognostics Inc. Class A	149,775	279
*,1	Alzamend Neuro Inc.	1,178,178	279
*	ARCA biopharma Inc.	138,369	278
*	Eledon Pharmaceuticals Inc.	201,259	276
*,1	Cognition Therapeutics Inc.	189,078	272
*,1	Hepion Pharmaceuticals Inc.	54,538	272
*,1	Biora Therapeutics Inc.	123,718	268
*	Dyadic International Inc.	138,185	265
*,1	Armata Pharmaceuticals Inc.	87,005	261
*,1	Femasys Inc.	87,623	261
*	NextCure Inc.	201,781	260
*,1	Pieris Pharmaceuticals Inc.	872,701	260
*,1	Evelo Biosciences Inc.	65,716	258
*,1	Oncocyte Corp.	77,215	253
*	Singular Genomics Systems Inc.	649,099	247
*	Hookipa Pharma Inc.	395,449	244
*,1	MyMD Pharmaceuticals Inc.	410,666	243
*,1	Rani Therapeutics Holdings Inc. Class A	110,975	241
*	HeartBeam Inc.	111,667	240
*	Molecular Templates Inc.	37,770	239
*,1	Genprex Inc.	598,971	237
*	Clene Inc.	477,286	237
*	Protara Therapeutics Inc.	140,668	235
*,1	KALA BIO Inc.	26,296	234
*	Celularity Inc. Class A	1,048,676	233
*	Onconova Therapeutics Inc.	321,970	232
*	Xtant Medical Holdings Inc.	206,388	227
*,1	IGC Pharma Inc.	630,222	226
*,1	SAB Biotherapeutics Inc.	356,201	224
*,1	Predictive Oncology Inc.	69,881	224
*,1	Lipocine Inc.	74,283	218
*,1	Rain Oncology Inc.	250,603	216
*,1	Applied DNA Sciences Inc.	173,534	213
*,1	Cosmos Health Inc.	134,834	212
*,1	NanoViricides Inc.	154,515	207
*	Alpha Teknova Inc.	73,641	205
*	Aligos Therapeutics Inc.	273,031	204
*,1	IN8bio Inc.	190,350	198
*	Vivani Medical Inc.	191,794	196
*,1	Gain Therapeutics Inc.	60,765	196
*	Acutus Medical Inc.	278,220	194
*	Moleculin Biotech Inc.	454,705	194
*,1	Virios Therapeutics Inc.	208,883	193
*,1	Biotricity Inc.	92,080	192
*	Oncternal Therapeutics Inc.	621,232	188
*	Dominari Holdings Inc.	77,816	188
*,1	NightHawk Biosciences Inc.	352,600	186
*,1	Alimera Sciences Inc.	59,292	184
*	Orgenesis Inc.	300,650	183

		Shares	Market Value ($000)
*,1	Cellectar Biosciences Inc.	69,393	183
*	Elicio Therapeutics Inc.	21,640	183
*,1	Immix Biopharma Inc.	53,231	182
*	Equillium Inc.	242,412	179
*	Vincerx Pharma Inc.	173,353	179
*	Myomo Inc.	159,184	177
*	AgeX Therapeutics Inc.	259,263	176
*,1	VYNE Therapeutics Inc.	43,891	176
*,1	Palatin Technologies Inc.	115,668	175
*,1	Regulus Therapeutics Inc.	120,341	166
*,1	Eiger BioPharmaceuticals Inc.	540,723	165
*	Frequency Therapeutics Inc.	448,505	164
*	Bolt Biotherapeutics Inc.	157,452	164
*	American Shared Hospital Services	65,071	161
*,1	Vapotherm Inc.	63,513	161
*	Cumberland Pharmaceuticals Inc.	83,119	157
*,1	Journey Medical Corp.	56,944	156
*,1	NeuroOne Medical Technologies Corp.	171,030	152
*	PharmaCyte Biotech Inc.	72,505	152
*	Acorda Therapeutics Inc.	10,434	152
*,1	Longeveron Inc. Class A	65,090	151
*,1	Galecto Inc.	208,789	150
*	Cyclo Therapeutics Inc.	105,220	149
*,1	GeoVax Labs Inc.	288,573	148
*	Solid Biosciences Inc.	58,895	148
*,1	Acer Therapeutics Inc.	177,524	147
*	Microbot Medical Inc.	104,821	146
*,1	vTv Therapeutics Inc. Class A	305,107	146
*	Mustang Bio Inc.	71,434	146
*	Leap Therapeutics Inc.	105,763	146
*	Biomerica Inc.	168,196	144
*	Cocrystal Pharma Inc.	76,721	143
	Kineta Inc.	41,582	142
*	Strata Skin Sciences Inc.	235,454	140
*	AquaBounty Technologies Inc.	580,668	139
*	Lumos Pharma Inc.	42,183	139
*	ATI Physical Therapy Inc.	15,662	139
*	CareCloud Inc.	119,857	138
*	Elevation Oncology Inc.	201,738	134
*,1	Surrozen Inc.	271,911	133
*	Ekso Bionics Holdings Inc.	179,455	132
*,1	Axcella Health Inc.	12,611	132
*	Turnstone Biologics Corp.	33,219	131
*,1	Organovo Holdings Inc.	104,510	128
*,1	Avinger Inc.	23,802	128
*	Candel Therapeutics Inc.	134,169	125
*	Harpoon Therapeutics Inc.	30,893	124
*	Rapid Micro Biosystems Inc. Class A	113,865	123
*	Lisata Therapeutics Inc.	56,770	119
*,1	Athersys Inc.	272,713	118
*,1	NRX Pharmaceuticals Inc.	448,671	117
*,1,2	UpHealth Inc.	118,970	117
*	Synlogic Inc.	41,614	117
*,1	Telesis Bio Inc.	110,770	115
*	Timber Pharmaceuticals Inc.	38,687	115
*,1	PetVivo Holdings Inc.	59,855	109
*,1	Helius Medical Technologies Inc. Class A	11,363	108
*,1	Nutriband Inc.	43,254	106

		Shares	Market Value ($000)
*,1	Neumora Therapeutics Inc.	7,534	106
*,1	Theriva Biologics Inc.	194,494	105
*,1	Atreca Inc. Class A	393,228	103
*	Cohbar Inc.	33,293	103
*	MiNK Therapeutics Inc.	85,953	101
*,1	Akumin Inc.	695,610	101
	Catalyst Biosciences Inc.	206,900	100
*	Forte Biosciences Inc.	149,084	99
*,1	Unicycive Therapeutics Inc.	115,057	99
*,1	Senti Biosciences Inc. Class A	232,999	99
*	Precipio Inc.	17,645	99
*,1	Eargo Inc.	43,485	96
*	Eloxx Pharmaceuticals Inc.	19,993	95
*,1	Coeptis Therapeutics Holdings	81,672	95
*	TFF Pharmaceuticals Inc.	268,770	94
*,1	Star Equity Holdings Inc.	93,072	93
*,1	CervoMed Inc.	19,318	92
*,1	Aprea Therapeutics Inc.	21,215	89
*,1	Cingulate Inc.	123,016	87
*,1	Creative Medical Technology Holdings Inc.	17,629	87
*	ProSomnus Inc.	75,903	83
*,1	Elutia Inc.	57,608	82
*	BioCardia Inc.	189,240	81
*,1	BrainStorm Cell Therapeutics Inc.	401,014	80
*	Cyclerion Therapeutics Inc.	23,490	80
*,1	Galera Therapeutics Inc.	448,330	79
*,1	NeuroMetrix Inc.	111,851	79
*	Sensei Biotherapeutics Inc.	97,704	73
*	Talis Biomedical Corp.	12,452	72
*	HCW Biologics Inc.	37,228	71
*	RenovoRx Inc.	56,578	71
*	Anebulo Pharmaceuticals Inc.	22,344	71
*	SunLink Health Systems Inc.	83,942	67
*	GT Biopharma Inc.	276,175	67
*,1	Better Therapeutics Inc.	173,854	67
*,1	Edesa Biotech Inc.	106,361	66
*	Cryo-Cell International Inc.	11,647	61
*	Aileron Therapeutics Inc.	39,934	60
*,1	Know Labs Inc.	239,196	60
*	Protagenic Therapeutics Inc.	31,781	60
*	Indaptus Therapeutics Inc.	21,551	59
*,1	Hoth Therapeutics Inc.	38,804	59
*,1	Bellerophon Therapeutics Inc.	142,168	57
*	eFFECTOR Therapeutics Inc.	94,449	57
*,1	Eterna Therapeutics Inc.	24,898	56
*,1	NanoVibronix Inc.	28,416	56
*,1	Lipella Pharmaceuticals Inc.	34,520	55
*	Akili Inc. Class A	99,771	55
*,1	Tonix Pharmaceuticals Holding Corp.	100,843	55
*,1	Coya Therapeutics Inc.	14,204	55
*,1	Aditxt Inc.	4,363	54
*,1	Petros Pharmaceuticals Inc.	31,811	53
*,1	Biofrontera Inc.	6,047	53
*,1	Virpax Pharmaceuticals Inc.	65,145	52
*,1	Nexgel Inc.	24,544	52
*,1	Bullfrog AI Holdings Inc.	16,055	52
*,1	Clever Leaves Holdings Inc.	14,715	51
*,1	Vivos Therapeutics Inc.	261,932	50

		Shares	Market Value ($000)
*,1	iBio Inc.	165,747	50
*,1	Kintara Therapeutics Inc.	12,455	50
*,1	Jaguar Health Inc.	192,335	50
*	Acurx Pharmaceuticals Inc.	34,477	49
*	Tempest Therapeutics Inc.	154,153	48
*,1	ThermoGenesis Holdings Inc.	35,419	48
*,1	Tracon Pharmaceuticals Inc.	262,772	47
*	Xenetic Biosciences Inc.	9,699	47
*	Lucid Diagnostics Inc.	39,300	46
*	Imunon Inc.	46,782	45
*,1	Aethlon Medical Inc.	190,657	44
*	Pulmatrix Inc.	21,534	44
*,1	Motus GI Holdings Inc.	95,926	44
*,1	ENDRA Life Sciences Inc.	38,939	44
*,1	Precision Optics Corp. Inc.	7,169	44
*,1	VBI Vaccines Inc.	64,522	43
*,1	Aravive Inc.	315,214	42
*,1	Enveric Biosciences Inc.	18,015	42
*,1	Trevena Inc.	70,476	42
*,1	Sonnet BioTherapeutics Holdings Inc.	14,626	42
*,1	Nemaura Medical Inc.	126,682	41
*,1	Impel Pharmaceuticals Inc.	96,137	41
*	Evoke Pharma Inc.	29,851	41
*,1	Bio-Path Holdings Inc.	108,929	40
*,1	Palisade Bio Inc.	68,054	40
*,1	Windtree Therapeutics Inc.	41,640	40
*,1	Titan Pharmaceuticals Inc.	82,051	38
*,1	Finch Therapeutics Group Inc.	7,411	38
*,1	Phio Pharmaceuticals Corp.	24,380	37
*	Applied Molecular Transport Inc.	222,651	35
*	Blue Water Biotech Inc.	67,913	35
*	Nuwellis Inc.	24,197	35
*,1	Aytu BioPharma Inc.	12,973	35
*	Seqll Inc.	2,300	35
*	InVivo Therapeutics Holdings Corp.	28,938	34
*,1	Regional Health Properties Inc.	15,261	33
*,1	Lexaria Bioscience Corp.	33,329	33
*,1	NeuroBo Pharmaceuticals Inc.	69,589	33
*,1	Avenue Therapeutics Inc.	46,293	33
*,1	LogicMark Inc.	18,939	33
*,1	AcelRx Pharmaceuticals Inc.	54,386	32
*	Venus Concept Inc.	15,638	32
*,1	Aptevo Therapeutics Inc.	91,725	30
*	Cyclacel Pharmaceuticals Inc.	86,949	30
*	BioRestorative Therapies Inc.	16,772	30
*,1	Context Therapeutics Inc.	20,091	30
*,1	SiNtx Technologies Inc.	38,309	30
*,1	180 Life Sciences Corp.	47,852	29
*,1	GRI Bio Inc.	18,539	29
*,1	CNS Pharmaceuticals Inc.	23,765	27
*,1	Innovative Eyewear Inc.	47,233	27
*	Monopar Therapeutics Inc.	45,167	26
*	Navidea Biopharmaceuticals Inc.	276,491	25
*,1	Exicure Inc.	35,118	25
*,1	bioAffinity Technologies Inc.	20,000	24
*,1	Silo Pharma Inc.	14,504	24
*,1	Qualigen Therapeutics Inc.	22,827	23
*	iSpecimen Inc.	35,987	22

		Shares	Market Value ($000)
*	Fresh Tracks Therapeutics Inc.	23,060	22
*	Cardio Diagnostics Holdings Inc.	64,022	22
*,1	Plus Therapeutics Inc.	16,197	22
*	Agile Therapeutics Inc.	9,025	22
*,1	Adial Pharmaceuticals Inc.	8,134	22
*,1	SCWorx Corp.	103,826	21
*	Oragenics Inc.	7,133	21
*	Ensysce Biosciences Inc.	15,419	21
*,1	DMK Pharmaceuticals Corp.	30,090	21
*,1	RVL Pharmaceuticals plc	224,896	19
*,1	NexImmune Inc.	97,320	19
*,1	MSP Recovery Inc.	88,633	19
*,1	TRxADE HEALTH Inc.	2,643	19
*,1	ABVC BioPharma Inc.	18,321	19
*,1	Baudax Bio Inc.	48,300	18
*,1	Ontrak Inc.	20,311	18
*,1	ReShape Lifesciences Inc.	49,874	17
*,1	NeuBase Therapeutics Inc.	18,981	17
*,1	Benitec Biopharma Inc.	5,701	17
*,1	PaxMedica Inc.	54,959	16
*	Healthcare Triangle Inc.	4,111	16
*,1	OpGen Inc.	36,701	15
*,1	Soligenix Inc.	26,765	15
*,1,2	Aceragen Inc.	39,478	15
*,1	Comera Life Sciences Holdings Inc.	44,098	14
*,1	Vaccinex Inc.	12,588	14
*,1	Yield10 Bioscience Inc.	40,451	13
*,1	cbdMD Inc.	13,042	13
*	Processa Pharmaceuticals Inc.	46,013	12
*	Dynatronics Corp.	16,074	12
*,1	Avalo Therapeutics Inc.	72,041	9
*,1	Salarius Pharmaceuticals Inc.	14,263	9
*,1	ContraFect Corp.	16,304	9
*,1	Landos Biopharma Inc.	2,399	9
*,1	Inhibikase Therapeutics Inc.	6,241	9
*,1	Synaptogenix Inc.	17,391	8
*,1	Kiora Pharmaceuticals Inc.	10,503	6
*,1	Intelligent Bio Solutions Inc. Class A	5,798	6
*	Ainos Inc.	9,831	6
*,1	Biocept Inc.	4,434	6
*,1	First Wave BioPharma Inc.	16,478	5
*,1	Panbela Therapeutics Inc.	4,249	5
*,1	NovaBay Pharmaceuticals Inc.	9,913	4
*	Sharps Technology Inc.	7,356	4
*,1	Imac Holdings Inc.	2,089	4
*,1	INVO BioScience Inc.	5,277	4
*,1	Sonoma Pharmaceuticals Inc.	3,818	3
*,1	Minerva Surgical Inc.	19,180	3
*,1	SeaStar Medical Holding Corp.	9,979	3
*,1	Tenax Therapeutics Inc.	8,691	3
*	Revelation Biosciences Inc.	4,900	3
*,1	Bluejay Diagnostics Inc.	794	3
*	ZyVersa Therapeutics Inc.	17,194	2
*	Biolase Inc.	925	2
*	Tenon Medical Inc.	3,534	1
*,1	Tharimmune Inc.	4,719	1
*,1	Aclarion Inc.	1,800	1
*,1,2	MYOS Corp.	69,110	1

		Shares	Market Value ($000)
*	Modular Medical Inc.	406	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*	Heart Test Laboratories Inc.	100	—
			10,222,274
Industrials (18.3%)
*	Uber Technologies Inc.	28,616,181	1,316,058
	Ferguson plc	2,843,648	467,695
	Hubbell Inc. Class B	747,555	234,291
*	Builders FirstSource Inc.	1,741,332	216,778
	Booz Allen Hamilton Holding Corp. Class A	1,829,240	199,881
	TransUnion	2,698,406	193,719
	Vertiv Holdings Co. Class A	4,902,641	182,378
	Carlisle Cos. Inc.	700,793	181,688
	Watsco Inc.	467,655	176,643
	Graco Inc.	2,351,103	171,348
	Owens Corning	1,255,679	171,287
	Lennox International Inc.	447,029	167,386
	CNH Industrial NV	13,555,083	164,017
	AECOM	1,930,205	160,284
	RB Global Inc.	2,545,216	159,076
	SS&C Technologies Holdings Inc.	2,997,109	157,468
*	Saia Inc.	370,762	147,804
	Lincoln Electric Holdings Inc.	798,852	145,223
	EMCOR Group Inc.	655,852	137,985
	Regal Rexnord Corp.	924,743	132,127
	nVent Electric plc	2,317,352	122,797
*	XPO Inc.	1,620,024	120,951
	Toro Co.	1,450,425	120,530
*	Clean Harbors Inc.	700,860	117,296
	HEICO Corp. Class A	899,065	116,177
*	WillScot Mobile Mini Holdings Corp.	2,760,792	114,821
	Knight-Swift Transportation Holdings Inc. Class A	2,258,721	113,275
	Tetra Tech Inc.	739,507	112,427
	ITT Inc.	1,138,344	111,455
	Fortune Brands Innovations Inc.	1,785,651	110,996
	KBR Inc.	1,880,042	110,810
	Advanced Drainage Systems Inc.	972,382	110,686
	HEICO Corp.	681,573	110,367
*	Paylocity Holding Corp.	601,608	109,312
	Curtiss-Wright Corp.	534,030	104,472
	Woodward Inc.	837,998	104,130
*	SiteOne Landscape Supply Inc.	629,515	102,894
	AGCO Corp.	866,773	102,522
	Donaldson Co. Inc.	1,687,043	100,615
*	CACI International Inc. Class A	318,180	99,886
*	Chart Industries Inc.	588,394	99,509
*	GXO Logistics Inc.	1,657,413	97,207
*	Middleby Corp.	746,487	95,550
	BWX Technologies Inc.	1,272,156	95,386
*	RBC Bearings Inc.	406,402	95,151
*	Trex Co. Inc.	1,518,935	93,612
	WESCO International Inc.	620,833	89,288
	Simpson Manufacturing Co. Inc.	590,372	88,444
	Landstar System Inc.	497,918	88,102
	UFP Industries Inc.	855,026	87,555
	Oshkosh Corp.	909,176	86,763
	Comfort Systems USA Inc.	501,368	85,438

		Shares	Market Value ($000)
*	FTI Consulting Inc.	474,534	84,662
	Genpact Ltd.	2,328,831	84,304
	Applied Industrial Technologies Inc.	534,554	82,647
	MSA Safety Inc.	513,371	80,933
	Sensata Technologies Holding plc	2,124,499	80,349
	Science Applications International Corp.	748,071	78,951
*	Atkore Inc.	525,065	78,334
	Hexcel Corp.	1,175,442	76,568
	Acuity Brands Inc.	435,578	74,183
*	Fluor Corp.	2,010,926	73,801
*	API Group Corp.	2,840,087	73,643
	Allison Transmission Holdings Inc.	1,237,830	73,106
	Flowserve Corp.	1,829,584	72,763
	U-Haul Holding Co. (XNYS)	1,377,821	72,184
	Valmont Industries Inc.	293,516	70,506
*	Kirby Corp.	832,043	68,893
	Ryder System Inc.	632,733	67,671
	Timken Co.	914,122	67,179
	Watts Water Technologies Inc. Class A	383,720	66,315
*	ExlService Holdings Inc.	2,326,028	65,222
	MSC Industrial Direct Co. Inc. Class A	660,646	64,842
	Maximus Inc.	848,410	63,359
*	AZEK Co. Inc. Class A	2,099,679	62,444
*	MasTec Inc.	849,404	61,132
	Crane Co.	684,733	60,832
	Exponent Inc.	706,889	60,510
*	Casella Waste Systems Inc. Class A	789,915	60,271
	Mueller Industries Inc.	799,024	60,055
*,1	Plug Power Inc.	7,561,556	57,468
*	Beacon Roofing Supply Inc.	740,892	57,175
*	Stericycle Inc.	1,273,384	56,933
	Air Lease Corp. Class A	1,444,457	56,926
	Boise Cascade Co.	550,948	56,770
	Esab Corp.	791,161	55,555
	MDU Resources Group Inc.	2,812,201	55,063
	Zurn Elkay Water Solutions Corp.	1,961,660	54,966
*	ASGN Inc.	667,511	54,522
	Terex Corp.	942,923	54,331
	GATX Corp.	498,095	54,208
	EnerSys	572,343	54,184
*,1	TriNet Group Inc.	464,236	54,074
	AAON Inc.	948,025	53,914
*	SPX Technologies Inc.	635,348	51,717
	Federal Signal Corp.	849,767	50,757
*	Avis Budget Group Inc.	279,350	50,196
	Franklin Electric Co. Inc.	561,716	50,122
*	Lyft Inc. Class A	4,750,217	50,067
	ManpowerGroup Inc.	682,512	50,042
	FTAI Aviation Ltd.	1,402,886	49,873
	Insperity Inc.	500,177	48,817
	Arcosa Inc.	676,385	48,632
	Concentrix Corp.	604,919	48,460
	Brink's Co.	651,459	47,322
	Herc Holdings Inc.	395,974	47,097
	John Bean Technologies Corp.	443,633	46,644
	Moog Inc. Class A	402,657	45,484
	Armstrong World Industries Inc.	614,849	44,269
*	Verra Mobility Corp. Class A	2,358,190	44,098

		Shares	Market Value ($000)
	Matson Inc.	495,146	43,929
*	Array Technologies Inc.	1,964,647	43,596
*	Shoals Technologies Group Inc. Class A	2,379,021	43,417
*	Core & Main Inc. Class A	1,478,007	42,641
	Encore Wire Corp.	229,837	41,936
*	Clarivate plc	6,155,407	41,303
	Hillenbrand Inc.	969,406	41,016
*	AeroVironment Inc.	367,473	40,984
*	Bloom Energy Corp. Class A	2,948,631	39,099
*	Sunrun Inc.	3,068,372	38,539
	CSW Industrials Inc.	218,890	38,358
	ESCO Technologies Inc.	363,125	37,925
	Albany International Corp. Class A	438,643	37,846
	Kadant Inc.	164,938	37,202
*	Dycom Industries Inc.	412,529	36,715
	ABM Industries Inc.	914,604	36,593
*	CBIZ Inc.	703,720	36,523
*	Alight Inc. Class A	5,085,076	36,053
	Korn Ferry	759,298	36,021
*	GMS Inc.	557,926	35,691
	Brady Corp. Class A	646,724	35,518
	EnPro Industries Inc.	291,850	35,369
	McGrath RentCorp	346,580	34,741
	Werner Enterprises Inc.	891,733	34,733
	ArcBest Corp.	338,136	34,372
*	Hub Group Inc. Class A	437,285	34,344
	UniFirst Corp.	210,292	34,280
*,1	Joby Aviation Inc.	5,188,043	33,463
	Rush Enterprises Inc. Class A	805,773	32,900
	Dun & Bradstreet Holdings Inc.	3,284,791	32,815
*	RXO Inc.	1,649,131	32,537
*	Resideo Technologies Inc.	2,049,584	32,383
*	Sterling Infrastructure Inc.	436,808	32,097
	Veritiv Corp.	189,465	32,001
*	MYR Group Inc.	233,993	31,533
*	Parsons Corp.	573,267	31,157
*	Masonite International Corp.	313,064	29,184
	ICF International Inc.	238,846	28,855
*	ACV Auctions Inc. Class A	1,893,970	28,750
*	Gibraltar Industries Inc.	419,482	28,319
	Kennametal Inc.	1,124,168	27,969
	Trinity Industries Inc.	1,145,669	27,897
*	NEXTracker Inc. Class A	690,226	27,719
	Mueller Water Products Inc. Class A	2,178,063	27,618
*	Huron Consulting Group Inc.	264,817	27,583
*	AAR Corp.	453,114	26,974
*	Mercury Systems Inc.	721,730	26,769
*	Kratos Defense & Security Solutions Inc.	1,772,377	26,621
	MillerKnoll Inc.	1,057,073	25,845
	Helios Technologies Inc.	460,809	25,566
	Alamo Group Inc.	146,310	25,291
	Spirit Airlines Inc.	1,529,983	25,245
*	Hayward Holdings Inc.	1,769,852	24,955
	Forward Air Corp.	361,813	24,871
*	SkyWest Inc.	582,280	24,421
	Primoris Services Corp.	744,401	24,364
	Barnes Group Inc.	715,213	24,296
*	Spirit AeroSystems Holdings Inc. Class A	1,499,615	24,204

		Shares	Market Value ($000)
	Granite Construction Inc.	625,921	23,798
*,1	Enovix Corp.	1,870,460	23,474
*	Hertz Global Holdings Inc.	1,914,963	23,458
	Standex International Corp.	160,169	23,335
	Griffon Corp.	585,441	23,224
*	Construction Partners Inc. Class A	629,376	23,010
*	PGT Innovations Inc.	821,065	22,785
*	Hillman Solutions Corp.	2,760,708	22,776
	HNI Corp.	654,115	22,652
*	OPENLANE Inc.	1,516,030	22,619
*	Masterbrand Inc.	1,820,068	22,114
	CSG Systems International Inc.	427,218	21,839
*	Gates Industrial Corp. plc	1,824,664	21,184
*	JetBlue Airways Corp.	4,571,019	21,027
*,1	ChargePoint Holdings Inc.	4,219,710	20,972
*	Paycor HCM Inc.	918,025	20,959
	Enerpac Tool Group Corp. Class A	757,994	20,034
	Tennant Co.	261,223	19,370
*	Upwork Inc.	1,698,581	19,296
	H&E Equipment Services Inc.	445,952	19,261
*	Vicor Corp.	315,333	18,570
*	CoreCivic Inc.	1,618,633	18,210
	Lindsay Corp.	154,170	18,143
	Greenbrier Cos. Inc.	444,656	17,786
*	Cimpress plc	247,664	17,339
*	Ameresco Inc. Class A	441,810	17,036
*	NOW Inc.	1,423,057	16,892
*	NV5 Global Inc.	174,659	16,807
*	Energy Recovery Inc.	790,834	16,774
	Matthews International Corp. Class A	429,321	16,705
*	American Woodmark Corp.	219,278	16,580
*	Air Transport Services Group Inc.	777,311	16,223
*	Legalzoom.com Inc.	1,482,428	16,218
*	Rocket Lab USA Inc.	3,691,139	16,167
	Kforce Inc.	270,199	16,120
*	CIRCOR International Inc.	288,718	16,096
*	JELD-WEN Holding Inc.	1,203,144	16,074
	Marten Transport Ltd.	815,082	16,065
*,1	Nikola Corp.	10,076,812	15,821
	Astec Industries Inc.	330,607	15,575
	Allegiant Travel Co.	202,296	15,548
	AZZ Inc.	335,979	15,314
	Apogee Enterprises Inc.	313,978	14,782
	Steelcase Inc. Class A	1,309,147	14,623
	Columbus McKinnon Corp.	414,084	14,456
*	GEO Group Inc.	1,760,832	14,404
	Schneider National Inc. Class B	519,914	14,396
	Wabash National Corp.	673,763	14,230
*	Janus International Group Inc.	1,322,038	14,146
*,1	Fluence Energy Inc. Class A	580,446	13,344
*	Thermon Group Holdings Inc.	483,344	13,277
*	MRC Global Inc.	1,196,868	12,268
*	Leonardo DRS Inc.	729,600	12,184
	Quanex Building Products Corp.	431,303	12,150
	Deluxe Corp.	632,543	11,949
*	Driven Brands Holdings Inc.	906,469	11,412
*	Montrose Environmental Group Inc.	385,786	11,288
	Healthcare Services Group Inc.	1,068,597	11,145

		Shares	Market Value ($000)
*	BlueLinx Holdings Inc.	129,889	10,663
	Gorman-Rupp Co.	324,053	10,661
*	Transcat Inc.	106,946	10,478
*,1	Archer Aviation Inc. Class A	2,068,033	10,464
*	Heritage-Crystal Clean Inc.	228,314	10,354
	GrafTech International Ltd.	2,701,496	10,347
	CRA International Inc.	100,939	10,171
	Powell Industries Inc.	121,875	10,103
*,1	Xometry Inc. Class A	582,795	9,896
*	Titan International Inc.	728,956	9,790
*	Proto Labs Inc.	361,514	9,544
	First Advantage Corp.	691,928	9,542
	Tecnoglass Inc.	288,055	9,494
	VSE Corp.	186,622	9,413
	Insteel Industries Inc.	286,727	9,307
*	3D Systems Corp.	1,876,627	9,214
*	SP Plus Corp.	251,589	9,082
	Douglas Dynamics Inc.	296,994	8,963
	Rush Enterprises Inc. Class B	193,783	8,776
	Barrett Business Services Inc.	97,035	8,756
*,1	Stem Inc.	2,051,643	8,699
	Heartland Express Inc.	586,676	8,618
*	Ducommun Inc.	195,730	8,516
*,1	Virgin Galactic Holdings Inc.	4,703,917	8,467
*	Triumph Group Inc.	1,104,235	8,458
*	Conduent Inc.	2,424,226	8,436
	Kaman Corp.	424,668	8,345
*	Enviri Corp.	1,149,542	8,300
	Interface Inc. Class A	836,507	8,206
*	IES Holdings Inc.	124,404	8,195
*	V2X Inc.	156,908	8,106
	Ennis Inc.	376,544	7,990
	Kelly Services Inc. Class A	438,474	7,976
*	Sun Country Airlines Holdings Inc.	537,272	7,973
*	Viad Corp.	302,557	7,927
*	Hudson Technologies Inc.	585,345	7,785
*	Titan Machinery Inc.	292,535	7,776
	REV Group Inc.	476,826	7,629
	Argan Inc.	166,440	7,576
*	Manitowoc Co. Inc.	502,566	7,564
*,1	U-Haul Holding Co.	138,555	7,561
*	Great Lakes Dredge & Dock Corp.	932,049	7,428
*,1	FuelCell Energy Inc.	5,801,121	7,425
*,1	SunPower Corp.	1,200,302	7,406
	Genco Shipping & Trading Ltd.	528,777	7,398
*,1	Symbotic Inc. Class A	219,098	7,324
*	DXP Enterprises Inc.	206,945	7,231
*	Planet Labs PBC	2,746,788	7,142
	TTEC Holdings Inc.	271,669	7,123
	Preformed Line Products Co.	43,617	7,091
	Heidrick & Struggles International Inc.	283,120	7,084
	Pitney Bowes Inc.	2,316,832	6,997
*	TrueBlue Inc.	474,591	6,962
	Shyft Group Inc.	461,824	6,914
	Resources Connection Inc.	459,235	6,847
*	CECO Environmental Corp.	423,428	6,762
	ACCO Brands Corp.	1,175,931	6,750
	Hyster-Yale Materials Handling Inc.	146,243	6,520

		Shares	Market Value ($000)
	Miller Industries Inc.	165,375	6,484
*,1	Microvast Holdings Inc.	3,410,750	6,446
	Allient Inc.	203,988	6,307
*	Astronics Corp.	396,913	6,295
*	Franklin Covey Co.	145,349	6,238
*	AerSale Corp.	412,330	6,160
	Cadre Holdings Inc.	230,058	6,131
	Global Industrial Co.	179,956	6,029
*	Custom Truck One Source Inc.	958,336	5,942
*	Sterling Check Corp.	449,739	5,676
	LSI Industries Inc.	350,049	5,559
	National Presto Industries Inc.	74,210	5,377
*,1	Net Power Inc.	353,675	5,341
	Covenant Logistics Group Inc. Class A	120,766	5,296
*,1	LanzaTech Global Inc.	1,132,308	5,288
*	Blue Bird Corp.	245,580	5,243
	Luxfer Holdings plc	395,635	5,163
*	Forrester Research Inc.	176,944	5,114
*,1	Desktop Metal Inc. Class A	3,470,558	5,067
	FTAI Infrastructure Inc.	1,504,792	4,845
*	Hawaiian Holdings Inc.	757,435	4,795
*	Liquidity Services Inc.	271,220	4,779
*	Tutor Perini Corp.	609,338	4,771
*,1	SES AI Corp.	2,056,760	4,669
*	Matrix Service Co.	386,352	4,559
	Park Aerospace Corp.	285,826	4,439
*	Northwest Pipe Co.	147,084	4,438
*	Limbach Holdings Inc.	136,825	4,341
[1]	Eagle Bulk Shipping Inc.	100,468	4,223
*	BrightView Holdings Inc.	540,807	4,191
	Aris Water Solutions Inc. Class A	408,070	4,073
*	Distribution Solutions Group Inc.	155,534	4,044
*	TaskUS Inc. Class A	362,864	3,767
	Alta Equipment Group Inc.	311,833	3,761
*,1	Bowman Consulting Group Ltd. Class A	131,672	3,691
*,1	Eos Energy Enterprises Inc.	1,683,686	3,620
*	Willdan Group Inc.	165,082	3,373
*	Daseke Inc.	656,946	3,370
*	Babcock & Wilcox Enterprises Inc.	775,802	3,266
	Omega Flex Inc.	41,210	3,244
*,1	NuScale Power Corp. Class A	660,071	3,234
*	Commercial Vehicle Group Inc.	410,198	3,183
*	American Superconductor Corp.	416,578	3,145
*	TuSimple Holdings Inc. Class A	1,939,428	3,026
[1]	Pangaea Logistics Solutions Ltd.	512,373	3,013
*	Concrete Pumping Holdings Inc.	324,097	2,781
*,1	Innodata Inc.	321,465	2,742
*	Radiant Logistics Inc.	483,270	2,730
*	Frontier Group Holdings Inc.	555,191	2,687
*	L B Foster Co. Class A	140,614	2,659
*	Asure Software Inc.	271,191	2,565
	Universal Logistics Holdings Inc.	99,783	2,513
	Park-Ohio Holdings Corp.	123,687	2,463
*	Orion Group Holdings Inc.	457,435	2,452
*	Graham Corp.	146,346	2,429
*,1	Energy Vault Holdings Inc.	949,271	2,421
*	Quad/Graphics Inc.	463,634	2,332
*,1	FiscalNote Holdings Inc.	1,039,674	2,163

		Shares	Market Value ($000)
*	Hyliion Holdings Corp.	1,800,424	2,125
*,1	Eve Holding Inc.	254,209	2,107
*,1	Blink Charging Co.	683,056	2,090
*	PAM Transportation Services Inc.	93,486	2,015
*,1	Performant Financial Corp.	858,995	1,941
*	Perma-Fix Environmental Services Inc.	184,484	1,928
*,1	Gencor Industries Inc.	135,889	1,920
*	Twin Disc Inc.	138,721	1,903
*	Innovative Solutions & Support Inc.	245,290	1,864
*	Markforged Holding Corp.	1,266,154	1,836
*,1	EVI Industries Inc.	73,860	1,833
*	RCM Technologies Inc.	91,076	1,780
*	DLH Holdings Corp.	148,385	1,732
	Karat Packaging Inc.	74,771	1,724
*,1	ESS Tech Inc.	911,864	1,714
	Hurco Cos. Inc.	75,561	1,695
*	Blade Air Mobility Inc.	650,215	1,684
	ARC Document Solutions Inc.	527,443	1,677
	Eastern Co.	87,943	1,596
*	Mayville Engineering Co. Inc.	141,969	1,557
*	TPI Composites Inc.	580,677	1,539
*,1	Hyzon Motors Inc.	1,219,651	1,525
*	Quest Resource Holding Corp.	205,544	1,521
*	Ultralife Corp.	148,995	1,454
*	Mistras Group Inc.	257,405	1,403
*,1	Bridger Aerospace Group Holdings Inc.	165,432	1,401
*	Willis Lease Finance Corp.	32,889	1,391
*,1	Velo3D Inc.	881,558	1,375
*,1	BlackSky Technology Inc. Class A	1,113,687	1,303
	BGSF Inc.	135,335	1,301
*,1	Tigo Energy Inc.	177,800	1,246
*	Virco Manufacturing Corp.	150,864	1,198
	Acme United Corp.	39,747	1,188
*	NN Inc.	613,095	1,140
*,1	Aqua Metals Inc.	991,923	1,121
*	HireRight Holdings Corp.	114,094	1,085
*,1	Surf Air Mobility Inc.	656,194	1,070
*	Skillsoft Corp.	1,150,107	1,019
*,1	INNOVATE Corp.	623,568	1,010
*	374Water Inc.	807,554	1,001
*,1	Beam Global	132,779	980
*,1	Amprius Technologies Inc.	205,222	973
*	Spire Global Inc.	198,766	972
*	GEE Group Inc.	1,612,349	954
*,1	NeoVolta Inc.	368,795	918
*	Manitex International Inc.	195,901	915
[1]	HireQuest Inc.	59,266	914
*,1	TechPrecision Corp.	121,690	885
*	Broadwind Inc.	275,644	882
*,1	Southland Holdings Inc.	141,533	859
*,1	Odyssey Marine Exploration Inc. Class B	229,156	857
*	Alpha Pro Tech Ltd.	194,554	844
*,1	Redwire Corp.	287,325	830
*,1	SKYX Platforms Corp.	567,121	805
*	LS Starrett Co. Class A	74,706	803
*	Perma-Pipe International Holdings Inc.	96,539	789
*	VirTra Inc.	140,111	782
*,1	Terran Orbital Corp.	933,310	777

		Shares	Market Value ($000)
*	Ideal Power Inc.	78,007	764
*	FTC Solar Inc.	593,648	760
*,1	Complete Solaria Inc.	345,492	712
*	Hydrofarm Holdings Group Inc.	577,654	705
*	Taylor Devices Inc.	31,685	675
	NL Industries Inc.	134,129	637
*,1	Intuitive Machines Inc.	160,581	586
*	Orion Energy Systems Inc.	453,956	572
*	Mastech Digital Inc.	62,642	564
*	Flux Power Holdings Inc.	157,803	543
*	Hudson Global Inc.	27,957	542
*,1	Wheels Up Experience Inc.	253,787	525
*	Byrna Technologies Inc.	227,449	510
*	FreightCar America Inc.	183,976	491
*	StarTek Inc.	144,925	471
*	CPI Aerostructures Inc.	132,533	443
*	Air T Inc.	19,387	433
*	Fuel Tech Inc.	347,637	410
*	Mesa Air Group Inc.	474,206	407
*	Westwater Resources Inc.	592,292	395
*	Pioneer Power Solutions Inc.	62,065	389
*,1	Knightscope Inc. Class A	479,866	381
*	Team Inc.	52,557	365
*,1	Exela Technologies Inc.	85,780	362
*,1	KULR Technology Group Inc.	922,983	331
*,1	Ocean Power Technologies Inc.	753,871	294
*	Steel Connect Inc.	24,128	258
*,1	Xos Inc.	745,878	256
*,1	Sunworks Inc.	468,374	244
*	Jewett-Cameron Trading Co. Ltd.	49,297	232
*	SIFCO Industries Inc.	59,551	219
*,1	Astra Space Inc. Class A	113,486	210
*	Servotronics Inc.	19,017	209
*,1	Nauticus Robotics Inc.	114,701	203
*,1	Advent Technologies Holdings Inc.	506,225	198
	Espey Manufacturing & Electronics Corp.	12,200	197
	Chicago Rivet & Machine Co.	10,903	192
*,1	Dragonfly Energy Holdings Corp.	124,806	192
*,1	Professional Diversity Network Inc.	75,021	192
*	AgEagle Aerial Systems Inc.	1,081,707	182
*,1	Sarcos Technology & Robotics Corp.	199,748	171
*	Capstone Green Energy Corp.	237,782	169
*	View Inc.	21,512	156
*,1	Where Food Comes From Inc.	10,952	155
*	Urban-Gro Inc.	111,102	151
*	Heliogen Inc.	36,274	137
*,1	Expion360 Inc.	30,525	130
*,1	Getaround Inc.	350,376	122
*	Mega Matrix Corp.	135,191	119
*,1	LiqTech International Inc.	30,838	119
*	Air Industries Group	41,109	118
*	Safe & Green Holdings Corp.	183,382	110
	CompX International Inc.	5,738	107
*,1	Polar Power Inc.	80,105	89
*	Wilhelmina International Inc.	22,966	83
*	DSS Inc. (XASE)	434,597	80
*	Sidus Space Inc. Class A	518,418	74
*,1	Energous Corp.	46,427	74

		Shares	Market Value ($000)
*	Patriot Transportation Holding Inc.	8,513	72
*,1	Sky Harbour Group Corp.	15,192	68
*,1	Bird Global Inc. Class A	111,007	66
	P&F Industries Inc. Class A	9,740	65
*,1	Nuvve Holding Corp.	177,956	60
*	TOMI Environmental Solutions Inc.	65,157	57
*,1	Nuburu Inc.	134,105	47
*,1	Nxu Inc.	232,200	46
*,1	Optex Systems Holdings Inc.	10,911	46
*,1	Laser Photonics Corp.	32,357	45
*,1	Bitcoin Depot Inc.	16,962	45
*	Pineapple Energy Inc.	50,451	44
*	Shapeways Holdings Inc.	11,457	37
*	iPower Inc.	46,863	36
*	Molekule Group Inc.	251,372	36
*,1	FGI Industries Ltd.	24,409	35
*,1	JanOne Inc.	72,404	30
*,1	Momentus Inc. Class A	14,182	28
*,1	Energy Focus Inc.	11,650	23
*	iSun Inc.	97,573	22
*	Staffing 360 Solutions Inc.	30,990	21
*,1	Agrify Corp.	9,457	21
*,1	CEA Industries Inc.	24,750	19
*	Art's-Way Manufacturing Co. Inc.	7,254	17
*	Avalon Holdings Corp. Class A	8,789	17
*,1	Greenwave Technology Solutions Inc.	16,636	11
*,2	DSS Inc.	1,738,388	11
*,1	Fathom Digital Manufacturing C	1,642	9
*,1	Ault Alliance Inc.	16,916	6
*	Electriq Power Holdings Inc.	3,575	6
*,1	ShiftPixy Inc.	6,699	5
*	Ideanomics Inc.	2,230	5
*,1	Micromobility.com Inc.	74,382	4
*,1	Gaucho Group Holdings Inc.	2,208	4
*,1	Applied UV Inc.	8,125	3
*,1	Lightning eMotors Inc.	1,671	1
*,1,2	FTE Networks Inc.	82,837	—
			15,479,867
Information Technology (18.2%)
*	Snowflake Inc. Class A	4,413,102	674,190
	Marvell Technology Inc.	11,994,328	649,253
*	Workday Inc. Class A	2,867,078	615,992
*	Crowdstrike Holdings Inc. Class A	3,131,290	524,115
*	VMware Inc. Class A	3,059,437	509,335
*	Atlassian Corp. Class A	2,123,662	427,939
*	Palantir Technologies Inc. Class A	26,673,199	426,771
*	Datadog Inc. Class A	4,179,087	380,673
*	HubSpot Inc.	697,574	343,555
*	MongoDB Inc. Class A	988,380	341,841
*	Splunk Inc.	2,128,527	311,297
*	Cloudflare Inc. Class A	4,097,734	258,321
*	Zoom Video Communications Inc. Class A	3,494,073	244,375
	Dell Technologies Inc. Class C	3,531,501	243,320
	Jabil Inc.	1,823,155	231,340
	Entegris Inc.	2,094,873	196,729
*	Zscaler Inc.	1,224,691	190,550
*	Okta Inc. Class A	2,170,478	176,916
*	Super Micro Computer Inc.	636,017	174,409

		Shares	Market Value ($000)
*	Manhattan Associates Inc.	855,116	169,022
*	Lattice Semiconductor Corp.	1,923,585	165,294
	Bentley Systems Inc. Class B	3,192,790	160,150
*	Dynatrace Inc.	3,302,194	154,311
*	GoDaddy Inc. Class A	2,047,837	152,523
*	Twilio Inc. Class A	2,535,427	148,399
*	Pure Storage Inc. Class A	4,033,294	143,666
*	BILL Holdings Inc.	1,267,800	137,645
*	DocuSign Inc. Class A	2,827,439	118,752
*	Nutanix Inc. Class A	3,285,221	114,588
	National Instruments Corp.	1,844,735	109,983
*	Unity Software Inc.	3,383,091	106,195
*	Guidewire Software Inc.	1,136,410	102,277
	Cognex Corp.	2,407,126	102,158
*	Ciena Corp.	2,085,845	98,577
*	Dropbox Inc. Class A	3,614,659	98,427
*	Arrow Electronics Inc.	774,231	96,965
*	UiPath Inc. Class A	5,618,067	96,125
	Universal Display Corp.	607,898	95,434
*	Elastic NV	1,115,858	90,652
*	Confluent Inc. Class A	2,966,051	87,825
*	Onto Innovation Inc.	682,634	87,049
*	SPS Commerce Inc.	509,338	86,898
	Littelfuse Inc.	345,669	85,491
*	Rambus Inc.	1,519,292	84,761
*	Fabrinet	508,194	84,675
*	Aspen Technology Inc.	396,315	80,951
*	Procore Technologies Inc.	1,234,560	80,641
*	Qualys Inc.	510,981	77,950
	MKS Instruments Inc.	885,121	76,598
*	AppLovin Corp. Class A	1,894,546	75,706
*	Smartsheet Inc. Class A	1,860,923	75,293
*	Axcelis Technologies Inc.	455,212	74,222
*	Tenable Holdings Inc.	1,610,251	72,139
*	Novanta Inc.	500,717	71,823
*	Workiva Inc. Class A	657,349	66,616
	TD SYNNEX Corp.	666,347	66,541
	Vontier Corp.	2,149,637	66,467
	Dolby Laboratories Inc. Class A	836,127	66,271
*	Wolfspeed Inc.	1,733,637	66,052
*	Five9 Inc.	1,014,074	65,205
*	New Relic Inc.	751,510	64,344
*	Teradata Corp.	1,384,474	62,329
*	MACOM Technology Solutions Holdings Inc.	756,566	61,721
*	Insight Enterprises Inc.	423,555	61,627
	Avnet Inc.	1,268,192	61,114
	Power Integrations Inc.	795,547	60,708
*	Coherent Corp.	1,823,092	59,506
	Badger Meter Inc.	409,744	58,950
	Belden Inc.	588,219	56,793
*	Cirrus Logic Inc.	764,787	56,564
*	SentinelOne Inc. Class A	3,346,265	56,418
*,1	MicroStrategy Inc. Class A	169,160	55,532
*	Samsara Inc. Class A	2,139,301	53,932
	Advanced Energy Industries Inc.	521,272	53,754
*	Silicon Laboratories Inc.	445,249	51,600
*	Diodes Inc.	641,349	50,564
*	Gitlab Inc. Class A	1,116,156	50,473

		Shares	Market Value ($000)
*	Appfolio Inc. Class A	274,628	50,155
*	NCR Corp.	1,852,941	49,974
*	DoubleVerify Holdings Inc.	1,753,107	48,999
*	Box Inc. Class A	2,021,304	48,936
*	Synaptics Inc.	543,707	48,629
*	Kyndryl Holdings Inc.	3,207,800	48,438
*	Altair Engineering Inc. Class A	748,232	46,809
*	Varonis Systems Inc. Class B	1,523,515	46,528
*	Freshworks Inc. Class A	2,226,593	44,354
*	Sanmina Corp.	809,274	43,927
*	Lumentum Holdings Inc.	970,860	43,863
*	Extreme Networks Inc.	1,796,404	43,491
	Vishay Intertechnology Inc.	1,750,545	43,273
*	Blackbaud Inc.	609,296	42,846
*	IPG Photonics Corp.	420,158	42,663
*	Alarm.com Holdings Inc.	697,314	42,634
*	CommVault Systems Inc.	609,992	41,242
*	BlackLine Inc.	708,267	39,288
*	Rapid7 Inc.	846,000	38,730
*	FormFactor Inc.	1,105,516	38,627
	Kulicke & Soffa Industries Inc.	791,643	38,498
*	Itron Inc.	631,183	38,237
*	Calix Inc.	829,681	38,033
*	CCC Intelligent Solutions Holdings Inc.	2,848,440	38,027
	Crane NXT Co.	679,229	37,745
*	Plexus Corp.	389,385	36,205
*,1	IonQ Inc.	2,381,096	35,431
*	RingCentral Inc. Class A	1,187,209	35,177
*	ACI Worldwide Inc.	1,500,177	33,844
*	Alteryx Inc. Class A	889,848	33,538
*	Sprout Social Inc. Class A	672,001	33,519
*,1	C3.ai Inc. Class A	1,285,576	32,808
	Amkor Technology Inc.	1,446,810	32,698
*	HashiCorp Inc. Class A	1,421,625	32,456
*	Fastly Inc. Class A	1,679,666	32,199
*	Allegro MicroSystems Inc.	997,704	31,867
	Progress Software Corp.	602,286	31,668
*	Braze Inc. Class A	662,723	30,969
*	Rogers Corp.	235,347	30,941
*	Envestnet Inc.	693,301	30,526
	InterDigital Inc.	371,563	29,814
*	PagerDuty Inc.	1,293,554	29,092
*	NetScout Systems Inc.	1,008,496	28,258
*	Viavi Solutions Inc.	3,075,489	28,110
*	Perficient Inc.	484,468	28,031
*	SiTime Corp.	241,034	27,538
*	Ambarella Inc.	517,933	27,466
*	nCino Inc.	851,422	27,075
*	Appian Corp. Class A	578,907	26,404
*	Q2 Holdings Inc.	817,721	26,388
*	LiveRamp Holdings Inc.	914,551	26,376
	Pegasystems Inc.	585,385	25,412
	Xerox Holdings Corp.	1,600,829	25,117
*	OSI Systems Inc.	210,846	24,888
*,1	Aurora Innovation Inc. Class A	10,521,222	24,725
*	Credo Technology Group Holding Ltd.	1,614,510	24,621
*	Clearwater Analytics Holdings Inc. Class A	1,235,406	23,893
*	Cohu Inc.	682,804	23,516

		Shares	Market Value ($000)
*	ePlus Inc.	366,267	23,265
*	Semtech Corp.	891,273	22,950
*,1	Riot Platforms Inc.	2,451,165	22,869
*	MaxLinear Inc. Class A	1,015,421	22,593
*	Veeco Instruments Inc.	795,112	22,351
	Clear Secure Inc. Class A	1,151,025	21,915
*,1	Marathon Digital Holdings Inc.	2,497,435	21,228
*	Verint Systems Inc.	889,871	20,458
*	Asana Inc. Class A	1,111,172	20,346
*	Sprinklr Inc. Class A	1,460,549	20,214
*	PROS Holdings Inc.	580,260	20,089
*	Mirion Technologies Inc. Class A	2,583,476	19,299
*	Viasat Inc.	1,019,497	18,820
	CTS Corp.	444,451	18,551
*	Knowles Corp.	1,250,325	18,517
*	Agilysys Inc.	279,783	18,510
*	TTM Technologies Inc.	1,432,108	18,446
*	PowerSchool Holdings Inc. Class A	805,256	18,247
*	Squarespace Inc. Class A	629,671	18,242
*	Ultra Clean Holdings Inc.	613,416	18,200
*	Zeta Global Holdings Corp. Class A	2,132,381	17,805
*	DigitalOcean Holdings Inc.	726,104	17,448
*	Photronics Inc.	853,296	17,245
*	Impinj Inc.	308,327	16,967
*	Aehr Test Systems	363,042	16,591
*	SMART Global Holdings Inc.	678,320	16,517
	Adeia Inc.	1,476,709	15,771
	A10 Networks Inc.	990,520	14,887
*	Harmonic Inc.	1,540,366	14,834
*	Zuora Inc. Class A	1,789,406	14,745
*,1	PAR Technology Corp.	382,220	14,731
*	Vertex Inc. Class A	608,838	14,064
*	Digi International Inc.	497,867	13,442
*	PDF Solutions Inc.	411,805	13,342
*	Arlo Technologies Inc.	1,284,427	13,230
*	Jamf Holding Corp.	733,682	12,957
*	Everbridge Inc.	565,098	12,669
*	Avid Technology Inc.	460,810	12,382
*	Ichor Holdings Ltd.	393,567	12,185
*	Intapp Inc.	363,344	12,179
*	N-able Inc.	934,396	12,054
*	Amplitude Inc. Class A	1,037,821	12,008
*	ACM Research Inc. Class A	659,694	11,944
*	Navitas Semiconductor Corp. Class A	1,716,819	11,932
*	Informatica Inc. Class A	560,637	11,813
	Methode Electronics Inc.	513,576	11,735
	Benchmark Electronics Inc.	481,997	11,693
*	Model N Inc.	477,290	11,651
*	EngageSmart Inc.	638,050	11,478
*	Cerence Inc.	562,103	11,450
*,1	Infinera Corp.	2,732,998	11,424
*	indie Semiconductor Inc. Class A	1,778,641	11,205
*	ScanSource Inc.	369,030	11,185
*	E2open Parent Holdings Inc.	2,424,501	11,007
*	CommScope Holding Co. Inc.	2,929,468	9,843
*	Kimball Electronics Inc.	358,305	9,810
*	Alkami Technology Inc.	531,746	9,688
*	Yext Inc.	1,464,761	9,272

		Shares	Market Value ($000)
	Napco Security Technologies Inc.	413,606	9,203
*	Corsair Gaming Inc.	631,541	9,176
*	Olo Inc. Class A	1,496,314	9,068
*	Grid Dynamics Holdings Inc.	739,162	9,003
*	BigCommerce Holdings Inc.	902,341	8,906
*	Alpha & Omega Semiconductor Ltd.	295,171	8,808
	PC Connection Inc.	164,637	8,788
*	AvePoint Inc.	1,287,804	8,654
	ADTRAN Holdings Inc.	1,015,861	8,361
	Ubiquiti Inc.	57,409	8,341
	Bel Fuse Inc. Class B	173,194	8,265
*	Cleanspark Inc.	2,161,581	8,236
	Hackett Group Inc.	332,729	7,849
*	Digital Turbine Inc.	1,268,440	7,674
*	Couchbase Inc.	432,176	7,416
*,1	Lightwave Logic Inc.	1,604,444	7,172
*	Mitek Systems Inc.	667,083	7,151
*	nLight Inc.	673,915	7,009
*	Matterport Inc.	3,219,762	6,987
*	SmartRent Inc. Class A	2,586,983	6,752
*	SolarWinds Corp.	707,961	6,683
*,1	Digimarc Corp.	203,345	6,607
*	CEVA Inc.	340,106	6,595
*	Vishay Precision Group Inc.	193,135	6,485
*	Consensus Cloud Solutions Inc.	250,890	6,317
*	Instructure Holdings Inc.	244,960	6,222
*	Xperi Inc.	611,345	6,028
*,1	SoundHound AI Inc. Class A	2,887,706	5,804
*	OneSpan Inc.	513,027	5,515
*	NETGEAR Inc.	437,470	5,508
	American Software Inc. Class A	480,426	5,506
*	Thoughtworks Holding Inc.	1,334,463	5,445
	NVE Corp.	66,211	5,439
*,1	MicroVision Inc.	2,464,849	5,398
*,1	Applied Digital Corp.	859,903	5,366
*	Daktronics Inc.	589,507	5,258
*	Clearfield Inc.	183,278	5,253
*	Evolv Technologies Holdings Inc.	1,006,297	4,891
*	MeridianLink Inc.	284,055	4,846
*	Aviat Networks Inc.	146,823	4,581
*,1	Applied Optoelectronics Inc.	410,599	4,504
*	Domo Inc. Class B	455,433	4,468
*	Enfusion Inc. Class A	494,988	4,440
*	FARO Technologies Inc.	280,630	4,274
*	Eastman Kodak Co.	1,004,978	4,231
*	8x8 Inc.	1,611,712	4,061
	ON24 Inc.	632,961	4,007
*	LivePerson Inc.	987,967	3,843
*	Unisys Corp.	1,041,860	3,594
*,1	NextNav Inc.	650,077	3,341
	Ebix Inc.	328,973	3,250
*	Weave Communications Inc.	398,356	3,247
*	Blend Labs Inc. Class A	2,367,760	3,244
	Comtech Telecommunications Corp.	367,960	3,220
*	Ribbon Communications Inc.	1,182,439	3,169
*,1	Vuzix Corp.	857,111	3,111
*	SEMrush Holdings Inc. Class A	363,782	3,092
*,1	Tucows Inc. Class A	144,551	2,950

		Shares	Market Value ($000)
*	Red Violet Inc.	144,334	2,888
	Climb Global Solutions Inc.	66,690	2,868
	Immersion Corp.	426,793	2,821
*	CS Disco Inc.	399,811	2,655
*	Luna Innovations Inc.	452,007	2,649
*	Identiv Inc.	313,372	2,645
*	EverCommerce Inc.	256,682	2,574
*	Iteris Inc.	587,916	2,434
*	Rekor Systems Inc.	803,847	2,267
*	eMagin Corp.	1,106,683	2,202
*	inTEST Corp.	145,023	2,200
*	SoundThinking Inc.	118,135	2,115
	Information Services Group Inc.	476,239	2,086
*	Everspin Technologies Inc.	210,538	2,070
*	Turtle Beach Corp.	228,012	2,069
*,1	SkyWater Technology Inc.	343,438	2,067
*	Expensify Inc. Class A	634,087	2,061
*,1	Terawulf Inc.	1,623,947	2,046
*	Rackspace Technology Inc.	857,830	2,016
*,1	Atomera Inc.	321,354	2,012
*	908 Devices Inc.	301,499	2,008
*	Computer Task Group Inc.	191,847	1,982
*,1	Ouster Inc.	389,611	1,964
*	eGain Corp.	306,912	1,881
*	Brightcove Inc.	570,442	1,877
*	Upland Software Inc.	402,122	1,858
	PFSweb Inc.	236,404	1,759
*	Telos Corp.	734,969	1,757
*	Lantronix Inc.	388,934	1,731
	Richardson Electronics Ltd.	157,483	1,721
*	CoreCard Corp.	84,857	1,697
*	Arteris Inc.	258,459	1,683
[1]	Park City Group Inc.	191,260	1,675
*	Kopin Corp.	1,367,248	1,668
*	Edgio Inc.	1,892,566	1,613
*	Rimini Street Inc.	703,322	1,547
*	QuickLogic Corp.	177,291	1,525
*,1	Rigetti Computing Inc.	1,132,101	1,506
*	Kaltura Inc.	868,072	1,502
*,1	CompoSecure Inc.	228,189	1,472
*	WM Technology Inc.	1,072,342	1,415
*,1	Cipher Mining Inc.	563,659	1,313
*,1	BigBear.ai Holdings Inc.	867,100	1,309
*	AXT Inc.	530,891	1,274
*	Amtech Systems Inc.	167,022	1,273
*,1	CPI Card Group Inc.	63,608	1,178
*	Backblaze Inc. Class A	210,881	1,160
	PCTEL Inc.	277,156	1,153
*	Synchronoss Technologies Inc.	1,184,703	1,137
*,1	Meta Materials Inc.	5,342,305	1,132
*,1	Veritone Inc.	431,805	1,114
*	KVH Industries Inc.	218,168	1,113
*	Cambium Networks Corp.	150,465	1,103
*	Powerfleet Inc.	529,800	1,097
*	Intevac Inc.	350,734	1,091
*	Genasys Inc.	533,566	1,072
*	LiveVox Holdings Inc.	316,097	1,056
*	AstroNova Inc.	84,133	1,052

		Shares	Market Value ($000)
*	Viant Technology Inc. Class A	187,801	1,052
*	Aeva Technologies Inc.	1,365,249	1,044
	CSP Inc.	58,064	1,016
*	Quantum Corp.	1,535,792	937
*,1	Porch Group Inc.	1,153,541	926
*	SecureWorks Corp. Class A	135,366	841
*	Smith Micro Software Inc.	681,064	824
*	Transphorm Inc.	361,933	803
*	TransAct Technologies Inc.	118,370	760
*,1	Rubicon Technologies Inc. Class A	361,507	752
*	Pixelworks Inc.	662,328	748
*	Akoustis Technologies Inc.	989,060	745
*,1	Focus Universal Inc.	374,994	727
*,1	D-Wave Quantum Inc.	752,342	726
*	Sono-Tek Corp.	136,617	717
*	Key Tronic Corp.	152,077	680
*	Issuer Direct Corp.	34,289	645
	Frequency Electronics Inc.	91,652	636
*	LightPath Technologies Inc. Class A	424,658	616
*	GSI Technology Inc.	216,448	587
*	Airgain Inc.	152,243	559
*	Movano Inc.	512,874	559
*	M-Tron Industries Inc.	31,573	559
*	Intellicheck Inc.	242,394	538
*,1	Klaviyo Inc. Class A	15,404	531
*,1	Wrap Technologies Inc.	338,065	507
*	Data I/O Corp.	131,493	501
*	ClearSign Technologies Corp.	453,826	495
*	CVD Equipment Corp.	70,816	485
*	DZS Inc.	229,401	482
*	Inseego Corp.	1,104,106	464
*	Franklin Wireless Corp.	145,404	462
*	Casa Systems Inc.	538,466	456
*	CPS Technologies Corp.	163,173	454
*,1	Dave Inc.	70,421	447
*,1	Quantum Computing Inc.	378,953	409
*,1	Research Frontiers Inc.	361,375	390
*	Red Cat Holdings Inc.	402,998	390
*	AudioEye Inc.	77,975	386
*,1	Coda Octopus Group Inc.	62,138	385
*,1	ZeroFox Holdings Inc.	413,025	363
*	NetSol Technologies Inc.	188,484	343
*,1	Presto Automation Inc.	233,549	334
*	DecisionPoint Systems Inc.	63,907	320
*,1	AEye Inc.	1,519,255	319
*,1	Movella Holdings Inc.	588,741	316
*	One Stop Systems Inc.	168,631	312
*,1	Ondas Holdings Inc.	505,189	308
*,1	Stronghold Digital Mining Inc. Class A	69,830	304
*	Optical Cable Corp.	101,263	303
*,1	Inuvo Inc.	1,411,029	302
*	Research Solutions Inc.	121,964	301
*	authID Inc.	37,742	292
*	RF Industries Ltd.	89,996	271
*	LGL Group Inc.	60,908	261
*	Trio-Tech International	36,247	254
*	Aware Inc.	182,324	252
*	EMCORE Corp.	485,072	231

		Shares	Market Value ($000)
[1]	VirnetX Holding Corp.	905,638	230
*	BSQUARE Corp.	189,580	226
*	Duos Technologies Group Inc.	42,914	222
*,1	Neonode Inc.	138,213	221
*	SigmaTron International Inc.	70,216	220
*,1	Phunware Inc.	1,225,460	219
*,1	Alpine 4 Holdings Inc.	290,863	211
*,1	Glimpse Group Inc.	114,029	210
*,1	Greenidge Generation Holdings Inc. Class A	50,850	208
*	CalAmp Corp.	502,346	204
*	Electro-Sensors Inc.	51,274	204
[1]	BK Technologies Corp.	15,429	192
*	TSR Inc.	22,667	191
*	WidePoint Corp.	102,130	176
*	AmpliTech Group Inc.	82,824	170
*,1	Boxlight Corp. Class A	87,801	170
	SilverSun Technologies Inc.	44,899	149
*,1	Sobr Safe Inc.	134,425	148
*,1	Data Storage Corp.	39,704	129
*,1	VerifyMe Inc.	105,037	128
*,1	Vislink Technologies Inc.	33,437	123
*,1	Universal Security Instruments Inc.	47,378	113
*,1	Blackboxstocks Inc.	39,297	105
*,1	Cepton Inc.	26,619	101
*	Astrotech Corp.	9,822	99
*,1	Remark Holdings Inc.	178,848	89
	ClearOne Inc.	114,784	87
*	Bridgeline Digital Inc.	104,290	87
	Crexendo Inc.	39,194	83
*	BTCS Inc. (XNCM)	87,854	82
*,1	CISO Global Inc.	568,658	80
*,1	Marin Software Inc.	181,298	77
*	Socket Mobile Inc.	67,030	76
*,1	T Stamp Inc. Class A	42,631	70
	Taitron Components Inc. Class A	18,777	67
*	OMNIQ Corp.	39,407	63
*,1	Airspan Networks Holdings Inc.	394,024	59
*	Bio-key International Inc.	109,444	57
*,1	Auddia Inc.	154,558	56
*,1	MariaDB plc	116,967	56
*,1	Intrusion Inc.	157,729	55
*,1	Digital Ally Inc.	25,905	54
*,1	GSE Systems Inc.	255,595	52
*,1	CXApp Inc.	27,801	50
*,1	CYNGN Inc.	101,175	49
*	Nortech Systems Inc.	4,861	45
*	Interlink Electronics Inc.	4,277	39
*	Sonim Technologies Inc.	56,107	38
*,1	Intellinetics Inc.	8,204	38
*	ADDvantage Technologies Group Inc.	96,423	37
*,1	COMSovereign Holding Corp.	27,468	33
*,1	Cemtrex Inc.	6,604	32
*,1	Iveda Solutions Inc.	35,335	31
*,1	WiSA Technologies Inc.	45,800	27
*,1	Inpixon	229,798	26
*,1	FOXO Technologies Inc.	242,378	26
*,1	Sonic Foundry Inc.	39,497	26
*,1	Near Intelligence Inc.	101,090	25

		Shares	Market Value ($000)
*,1	DatChat Inc.	8,688	23
*,2	SRAX Inc.	284,252	20
*,1	Oblong Inc.	45,359	19
*,1	Sigma Additive Solutions Inc.	5,427	17
*,1	Verb Technology Co. Inc.	23,176	16
*	Castellum Inc.	53,169	12
*	WaveDancer Inc.	38,923	10
	Network-1 Technologies Inc.	1,145	3
*,2	BTCS Inc. (XNAS)	87,854	—
			15,393,689
Materials (4.1%)
	Reliance Steel & Aluminum Co.	816,082	214,001
	RPM International Inc.	1,798,033	170,471
	Crown Holdings Inc.	1,678,112	148,479
	AptarGroup Inc.	914,784	114,385
*	Cleveland-Cliffs Inc.	7,086,304	110,759
	Berry Global Group Inc.	1,643,440	101,745
	United States Steel Corp.	3,092,433	100,442
	Royal Gold Inc.	914,522	97,241
	Graphic Packaging Holding Co.	4,285,953	95,491
	Olin Corp.	1,753,574	87,644
*	Axalta Coating Systems Ltd.	3,092,479	83,188
	Eagle Materials Inc.	495,792	82,559
	Commercial Metals Co.	1,638,550	80,961
*	ATI Inc.	1,801,409	74,128
	Sonoco Products Co.	1,359,071	73,865
	Alcoa Corp.	2,486,455	72,256
	Element Solutions Inc.	3,076,515	60,330
	Ashland Inc.	715,704	58,459
	Chemours Co.	2,070,705	58,083
	Balchem Corp.	453,271	56,224
	Huntsman Corp.	2,301,259	56,151
	Westlake Corp.	438,614	54,682
	Cabot Corp.	788,963	54,651
*	Summit Materials Inc. Class A	1,665,613	51,867
	HB Fuller Co.	745,704	51,163
	Louisiana-Pacific Corp.	906,173	50,084
	Silgan Holdings Inc.	1,157,361	49,894
*	Livent Corp.	2,527,865	46,538
	Carpenter Technology Corp.	673,846	45,289
	Avient Corp.	1,264,136	44,649
	Alpha Metallurgical Resources Inc.	171,621	44,575
	NewMarket Corp.	96,255	43,800
	Arch Resources Inc.	251,141	42,860
*	MP Materials Corp.	2,004,118	38,279
	Warrior Met Coal Inc.	722,620	36,911
*	O-I Glass Inc.	2,160,229	36,141
	Innospec Inc.	351,371	35,910
*	Knife River Corp.	712,829	34,807
	Sensient Technologies Corp.	587,615	34,364
*,1	Ginkgo Bioworks Holdings Inc. Class A	18,700,824	33,848
	Hecla Mining Co.	8,060,298	31,516
	Quaker Chemical Corp.	191,006	30,561
	Scotts Miracle-Gro Co.	584,565	30,210
	Materion Corp.	288,139	29,364
	Greif Inc. Class A	411,220	27,474
	Worthington Industries Inc.	419,343	25,924
	Minerals Technologies Inc.	456,600	25,003

		Shares	Market Value ($000)
	Stepan Co.	299,102	22,424
	Tronox Holdings plc	1,615,016	21,706
*	Ingevity Corp.	454,636	21,645
	Sylvamo Corp.	488,637	21,471
	Orion SA	800,996	17,045
	Kaiser Aluminum Corp.	224,844	16,922
	Hawkins Inc.	280,276	16,494
	TriMas Corp.	595,239	14,738
*	Ecovyst Inc.	1,438,067	14,151
	Compass Minerals International Inc.	484,152	13,532
	Chase Corp.	106,034	13,491
*	TimkenSteel Corp.	558,700	12,135
	AdvanSix Inc.	387,692	12,049
	Koppers Holdings Inc.	301,919	11,941
	Ryerson Holding Corp.	405,300	11,790
	SunCoke Energy Inc.	1,145,725	11,629
	Mativ Holdings Inc.	790,850	11,277
*	Coeur Mining Inc.	4,784,243	10,621
*	Piedmont Lithium Inc.	266,603	10,584
*,1	PureCycle Technologies Inc.	1,873,375	10,510
	Schnitzer Steel Industries Inc. Class A	364,330	10,147
*	Perimeter Solutions SA	2,139,529	9,713
	Myers Industries Inc.	527,303	9,455
*	Clearwater Paper Corp.	240,617	8,722
	Haynes International Inc.	185,722	8,640
*	LSB Industries Inc.	809,794	8,284
	Olympic Steel Inc.	139,585	7,846
*	Aspen Aerogels Inc.	836,985	7,198
	United States Lime & Minerals Inc.	26,774	5,382
*	Century Aluminum Co.	727,614	5,232
	Mercer International Inc.	588,069	5,046
	Pactiv Evergreen Inc.	562,333	4,572
	American Vanguard Corp.	417,933	4,568
*	Alto Ingredients Inc.	954,700	4,220
	Ramaco Resources Inc. Class A	371,202	4,079
	Trinseo plc	494,079	4,037
*	McEwen Mining Inc.	567,159	3,687
*	Gatos Silver Inc.	666,494	3,452
*	Intrepid Potash Inc.	132,962	3,345
*	Core Molding Technologies Inc.	111,989	3,191
*	Rayonier Advanced Materials Inc.	887,868	3,143
*	Ranpak Holdings Corp. Class A	537,527	2,924
	FutureFuel Corp.	376,247	2,698
*,1	Danimer Scientific Inc. Class A	1,248,536	2,584
	Kronos Worldwide Inc.	295,057	2,287
*,1	Origin Materials Inc.	1,744,951	2,234
	Ramaco Resources Inc. Class B	176,583	2,107
	Tredegar Corp.	368,004	1,991
*	Dakota Gold Corp.	735,903	1,899
*	Universal Stainless & Alloy Products Inc.	117,252	1,537
	Northern Technologies International Corp.	110,166	1,473
*	Glatfelter Corp.	730,566	1,461
	Friedman Industries Inc.	90,921	1,218
*,1	Loop Industries Inc.	332,490	1,187
*,1	Smith-Midland Corp.	58,550	1,110
*	Ascent Industries Co.	108,067	959
*,1	5E Advanced Materials Inc.	422,291	954
*	Idaho Strategic Resources Inc.	169,246	853

		Shares	Market Value ($000)
*,1	Contango ORE Inc.	40,613	737
*,1	Hycroft Mining Holding Corp. Class A	2,350,391	701
*,1	Flotek Industries Inc.	157,035	696
*	Advanced Emissions Solutions Inc.	308,486	549
	Gold Resource Corp.	1,281,600	549
	Greif Inc. Class B	6,973	464
*	Ampco-Pittsburgh Corp.	171,738	452
*	US Gold Corp.	143,623	447
*	United States Antimony Corp.	1,198,945	442
*	Solitario Resources Corp.	785,656	428
*,1	US Goldmining Inc.	17,549	141
*	Paramount Gold Nevada Corp.	190,456	54
*	Save Foods Inc.	76,844	39
*	Golden Minerals Co.	54,570	35
*,1	Eightco Holdings Inc.	33,311	19
*,1	ASP Isotopes Inc.	20,461	19
*,1	Adamas One Corp.	26,000	18
*,1	Crown ElectroKinetics Corp.	8,521	4
			3,482,610
Real Estate (5.6%)
	Sun Communities Inc.	1,737,647	205,633
	Gaming & Leisure Properties Inc.	3,657,874	166,616
	Equity LifeStyle Properties Inc.	2,596,396	165,416
	WP Carey Inc.	2,977,271	161,011
	American Homes 4 Rent Class A	4,418,832	148,870
	Rexford Industrial Realty Inc.	2,883,114	142,282
	CubeSmart	3,136,931	119,611
	Omega Healthcare Investors Inc.	3,419,576	113,393
*	Zillow Group Inc. Class C	2,425,522	111,962
	Americold Realty Trust Inc.	3,540,441	107,665
	EastGroup Properties Inc.	630,667	105,025
	Lamar Advertising Co. Class A	1,225,515	102,294
*	Jones Lang LaSalle Inc.	666,440	94,088
	NNN REIT Inc.	2,532,194	89,488
	First Industrial Realty Trust Inc.	1,836,721	87,410
	Brixmor Property Group Inc.	4,182,625	86,915
	STAG Industrial Inc.	2,494,077	86,071
	Healthcare Realty Trust Inc. Class A	5,298,886	80,914
	Agree Realty Corp.	1,351,831	74,675
	Ryman Hospitality Properties Inc.	841,291	70,063
	Terreno Realty Corp.	1,171,850	66,561
	Kite Realty Group Trust	3,081,575	66,007
	Spirit Realty Capital Inc.	1,966,937	65,951
	Apartment Income REIT Corp. Class A	2,098,094	64,412
	Phillips Edison & Co. Inc.	1,636,112	54,875
	Rayonier Inc.	1,903,026	54,160
	PotlatchDeltic Corp.	1,112,551	50,499
	Vornado Realty Trust	2,218,077	50,306
	Kilroy Realty Corp.	1,491,928	47,160
	Essential Properties Realty Trust Inc.	2,163,330	46,793
[1]	Medical Properties Trust Inc.	8,367,809	45,605
	Apple Hospitality REIT Inc.	2,947,780	45,219
	Sabra Health Care REIT Inc.	3,214,688	44,813
	Independence Realty Trust Inc.	3,149,258	44,310
	EPR Properties	1,055,108	43,829
	Cousins Properties Inc.	2,087,090	42,514
	Physicians Realty Trust	3,357,111	40,923
	COPT Defense Properties	1,580,958	37,674

		Shares	Market Value ($000)
	Park Hotels & Resorts Inc.	3,051,604	37,596
	National Storage Affiliates Trust	1,159,048	36,788
	Broadstone Net Lease Inc.	2,552,250	36,497
	DigitalBridge Group Inc.	2,036,598	35,803
	LXP Industrial Trust	3,997,686	35,579
[1]	SL Green Realty Corp.	907,683	33,857
*	Howard Hughes Holdings Inc.	454,214	33,671
	Tanger Factory Outlet Centers Inc.	1,458,669	32,966
	Macerich Co.	2,999,819	32,728
	National Health Investors Inc.	613,524	31,511
	Highwoods Properties Inc.	1,476,903	30,439
	SITE Centers Corp.	2,458,452	30,313
	Innovative Industrial Properties Inc.	390,612	29,554
	Douglas Emmett Inc.	2,278,992	29,080
	Equity Commonwealth	1,532,850	28,158
	CareTrust REIT Inc.	1,361,843	27,918
	Four Corners Property Trust Inc.	1,250,484	27,748
	Sunstone Hotel Investors Inc.	2,918,243	27,286
	Global Net Lease Inc.	2,740,941	26,340
	St. Joe Co.	483,703	26,280
	Urban Edge Properties	1,621,060	24,737
	Kennedy-Wilson Holdings Inc.	1,658,246	24,443
	DiamondRock Hospitality Co.	2,932,608	23,549
	Pebblebrook Hotel Trust	1,721,034	23,389
*	Zillow Group Inc. Class A	508,902	22,794
	InvenTrust Properties Corp.	946,360	22,533
	Retail Opportunity Investments Corp.	1,759,410	21,782
*	Opendoor Technologies Inc.	7,953,529	20,997
	RLJ Lodging Trust	2,118,444	20,740
	Outfront Media Inc.	2,041,432	20,618
	JBG SMITH Properties	1,322,518	19,124
	Veris Residential Inc.	1,148,744	18,954
	Acadia Realty Trust	1,317,950	18,913
	LTC Properties Inc.	572,960	18,409
	Getty Realty Corp.	658,619	18,264
	Xenia Hotels & Resorts Inc.	1,533,160	18,061
	Service Properties Trust	2,337,004	17,972
[1]	eXp World Holdings Inc.	1,101,661	17,891
*	Cushman & Wakefield plc	2,270,875	17,304
	Alexander & Baldwin Inc.	1,027,894	17,197
	Elme Communities	1,254,403	17,110
	Uniti Group Inc.	3,385,458	15,979
	Empire State Realty Trust Inc. Class A	1,878,712	15,105
	Easterly Government Properties Inc. Class A	1,284,349	14,680
	NETSTREIT Corp.	940,292	14,650
*	Apartment Investment & Management Co. Class A	1,911,501	12,998
	Centerspace	215,438	12,982
*	Compass Inc. Class A	4,460,288	12,935
	American Assets Trust Inc.	658,614	12,810
	Hudson Pacific Properties Inc.	1,822,066	12,117
	Safehold Inc.	650,006	11,570
	RPT Realty	1,085,633	11,464
	Paramount Group Inc.	2,435,600	11,252
*	Redfin Corp.	1,588,540	11,183
	Newmark Group Inc. Class A	1,723,688	11,083
	Brandywine Realty Trust	2,439,358	11,075
	UMH Properties Inc.	785,580	11,014
	Plymouth Industrial REIT Inc.	506,499	10,611

		Shares	Market Value ($000)
	NexPoint Residential Trust Inc.	319,774	10,290
	Community Healthcare Trust Inc.	346,077	10,279
*	Anywhere Real Estate Inc.	1,593,384	10,245
	Piedmont Office Realty Trust Inc. Class A	1,746,672	9,816
	Marcus & Millichap Inc.	325,463	9,549
	Summit Hotel Properties Inc.	1,562,913	9,065
	Armada Hoffler Properties Inc.	885,171	9,064
[1]	Peakstone Realty Trust	505,751	8,416
[1]	CBL & Associates Properties Inc.	371,972	7,804
	Universal Health Realty Income Trust	190,841	7,716
*	Forestar Group Inc.	265,260	7,146
	Chatham Lodging Trust	732,012	7,005
	Gladstone Commercial Corp.	575,761	7,001
	Global Medical REIT Inc.	774,998	6,952
	Saul Centers Inc.	194,905	6,874
	Gladstone Land Corp.	477,861	6,800
[1]	Farmland Partners Inc.	657,391	6,745
	Whitestone REIT	699,454	6,736
*	Tejon Ranch Co.	377,330	6,120
	Alexander's Inc.	32,958	6,006
	Diversified Healthcare Trust	2,815,419	5,462
*	FRP Holdings Inc.	94,855	5,119
	RMR Group Inc. Class A	200,913	4,926
[1]	CTO Realty Growth Inc.	301,036	4,880
	Orion Office REIT Inc.	872,313	4,545
	One Liberty Properties Inc.	238,209	4,495
*	Seritage Growth Properties Class A	555,085	4,296
[1]	NexPoint Diversified Real Estate Trust	481,353	4,193
	Hersha Hospitality Trust Class A	421,602	4,157
	Postal Realty Trust Inc. Class A	273,920	3,698
	RE/MAX Holdings Inc. Class A	264,691	3,425
	Alpine Income Property Trust Inc.	200,992	3,288
	BRT Apartments Corp.	170,142	2,938
	Office Properties Income Trust	690,287	2,830
	Industrial Logistics Properties Trust	946,492	2,735
*	Stratus Properties Inc.	94,932	2,601
[1]	Braemar Hotels & Resorts Inc.	895,611	2,481
*	Star Holdings	195,370	2,446
	City Office REIT Inc.	563,275	2,394
	Franklin Street Properties Corp.	1,292,044	2,390
	Douglas Elliman Inc.	984,775	2,226
*,1	Ashford Hospitality Trust Inc.	555,235	1,327
	Modiv Industrial Inc. Class C	78,207	1,305
	Clipper Realty Inc.	224,804	1,164
*	Maui Land & Pineapple Co. Inc.	87,520	1,160
*,1	Offerpad Solutions Inc.	100,497	981
*	AMREP Corp.	56,666	953
*,1	WeWork Inc. Class A	269,746	812
	Creative Media & Community Trust Corp.	186,677	756
	Global Self Storage Inc.	148,984	724
*	Bluerock Homes Trust Inc.	54,467	704
*,1	Altisource Portfolio Solutions SA	172,263	687
*	Transcontinental Realty Investors Inc.	17,772	544
*	Sotherly Hotels Inc.	291,549	490
*,1	Doma Holdings Inc.	91,760	466
*,1	Fathom Holdings Inc.	102,907	420
*,1	LuxUrban Hotels Inc.	89,403	417
*	Rafael Holdings Inc. Class B	161,079	306

		Shares	Market Value ($000)
*	Comstock Holding Cos. Inc. Class A	52,330	246
*	InterGroup Corp.	7,341	224
*	American Realty Investors Inc.	14,206	208
*,1	American Strategic Investment Co.	21,669	197
[1]	CorEnergy Infrastructure Trust Inc.	234,448	188
*	Trinity Place Holdings Inc.	313,994	115
*	JW Mays Inc.	2,172	103
	Generation Income Properties Inc.	20,751	81
	InnSuites Hospitality Trust	51,409	65
*,1	Altisource Asset Management Corp.	9,199	63
*,1	New Concept Energy Inc.	46,966	54
*	Safe & Green Development Corp.	34,141	50
*	CKX Lands Inc.	3,384	44
*	Power REIT	36,007	42
*,1	Wheeler REIT Inc.	12,815	42
*	Alset Inc.	21,638	29
*,1	Avalon GloboCare Corp.	34,504	27
[1]	Medalist Diversified REIT Inc.	3,843	20
[1]	Strawberry Fields REIT Inc.	2,285	14
*,1	Appreciate Holdings Inc.	61,366	10
	Presidio Property Trust Inc. Class A	4,397	4
*,2	Spirit MTA REIT	653,668	—
			4,749,610
Utilities (1.8%)
	Vistra Corp.	4,814,768	159,754
	Essential Utilities Inc.	3,395,351	116,562
	OGE Energy Corp.	2,771,516	92,375
	UGI Corp.	2,906,064	66,839
	IDACORP Inc.	706,436	66,158
	National Fuel Gas Co.	1,268,654	65,856
	Portland General Electric Co.	1,399,757	56,662
	New Jersey Resources Corp.	1,353,441	54,990
	PNM Resources Inc.	1,195,471	53,330
	ONE Gas Inc.	775,767	52,969
	Ormat Technologies Inc.	755,076	52,795
	Southwest Gas Holdings Inc.	842,123	50,873
	Black Hills Corp.	934,440	47,273
	Otter Tail Corp.	580,053	44,038
	Spire Inc.	741,439	41,951
	ALLETE Inc.	791,250	41,778
	American States Water Co.	517,161	40,690
	Northwestern Energy Group Inc.	830,316	39,905
	California Water Service Group	805,323	38,100
	MGE Energy Inc.	513,314	35,167
	Avista Corp.	1,060,776	34,337
	Avangrid Inc.	973,269	29,363
	Clearway Energy Inc. Class C	1,312,017	27,762
	SJW Group	404,310	24,303
	Chesapeake Utilities Corp.	245,102	23,959
[1]	Hawaiian Electric Industries Inc.	1,556,683	19,163
	Northwest Natural Holding Co.	491,026	18,738
	Middlesex Water Co.	253,582	16,800
*,1	Sunnova Energy International Inc.	1,399,086	14,648
	Unitil Corp.	235,686	10,066
*	Montauk Renewables Inc.	913,593	8,323
	York Water Co.	201,358	7,549
	Consolidated Water Co. Ltd.	220,542	6,272
	Clearway Energy Inc. Class A	309,566	6,167

		Shares	Market Value ($000)
	Artesian Resources Corp. Class A	143,972	6,045
*	Altus Power Inc. Class A	904,505	4,749
	Genie Energy Ltd. Class B	316,380	4,660
*	Pure Cycle Corp.	273,022	2,621
*,1	Cadiz Inc.	681,992	2,257
	RGC Resources Inc.	100,782	1,744
	Global Water Resources Inc.	140,308	1,368
*	Spruce Power Holding Corp.	1,552,934	1,056
	Via Renewables Inc. Class A	37,181	270
			1,490,285
Total Common Stocks (Cost $77,982,730)			83,804,162
Preferred Stocks (0.0%)
	FAT Brands Inc. Pfd., 8.250%, 11/8/23	7,939	130
	Air T Funding Pfd., 8.000%, 6/7/24	576	11
Total Preferred Stocks (Cost $136)			141
Rights (0.0%)
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,1,2	Palisade Bio Inc. CVR	238,902	229
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Imara Inc. CVR	140,767	176
*,2	Strongbridge Biopharma plc CVR	687,671	125
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*,2	Surface Oncology Inc. CVR	579,706	54
*,2	Catalyst Biosciences Inc. CVR	475,977	48
*,2	Aduro Biotech Inc. CVR	150,581	28
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,1,2	Aeglea BioTherapeutics Inc. CVR	632,341	9
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,676	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	Ligand Pharmaceuticals Inc. General CVR Rights	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1,2	CinCor Pharma Inc. CVR	832	2
*	Ligand Pharmaceuticals Inc. Glucagon CVR Rights	395,811	1
*	Ligand Pharmaceuticals Inc. Roche CVR Rights	395,811	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	Biosante Pharmaceuticals Inc. CVR	44,795	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,2	Ikonics Corp. CVR	12,227	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,1,2	Disc Medicine Inc. CVR	238,398	—
*,2	Sesen Bio Inc. CVR	2,671,362	—
*,2	Chinook Therapeutics Inc. CVR	59	—
Total Rights (Cost $2,249)			1,429
Warrants (0.0%)
*	Ayala Pharmaceuticals Inc. Warrants Exp. 9/11/24	47,130	—
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	—

			Shares	Market Value ($000)
*,1,2	Imperalis Holding Corp. Warrants Exp. 4/13/28		930,380	—
Total Warrants (Cost $200)				—
		Coupon
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,071,476)	5.391%	20,730,111	2,072,804
Total Investments (101.6%) (Cost $80,056,791)				85,878,536
Other Assets and Liabilities—Net (-1.6%)				(1,351,700)
Net Assets (100%)				84,526,836
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,240,541,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,407,191,000 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2023	423	125,771	(4,672)
E-mini Russell 2000 Index	December 2023	5,059	454,956	(16,807)
E-mini S&P 500 Index	December 2023	116	25,088	(61)
E-mini S&P Mid-Cap 400 Index	December 2023	80	20,163	(648)
				(22,188)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/30/24	BANA	9,801	(5.331)	—	(613)
Chewy Inc. Class A	1/31/24	GSI	6,247	(5.331)	—	(596)
Lucid Group Inc.	1/31/24	GSI	10,893	(5.331)	—	(625)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
OneMain Holdings Inc.	1/31/24	GSI	1,149	(5.831)	—	(28)
OneMain Holdings Inc.	1/31/24	GSI	821	(5.831)	—	(20)
Sirius XM Holdings Inc.	1/31/24	GSI	15,960	(5.331)	2,094	—
Snowflake Inc. Class A	8/30/24	BANA	24,782	(5.331)	—	(748)
Wayfair Inc. Class A	8/30/24	BANA	8,984	(5.331)	—	(1,147)
					2,094	(3,777)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At September 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,421,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	83,800,519	—	3,643	83,804,162
Preferred Stocks	141	—	—	141
Rights	5	—	1,424	1,429
Warrants	—	—	—	—
Temporary Cash Investments	2,072,804	—	—	2,072,804
Total	85,873,469	—	5,067	85,878,536

Derivative Financial Instruments
Assets
Swap Contracts	—	2,094	—	2,094
Liabilities
Futures Contracts[1]	22,188	—	—	22,188
Swap Contracts	—	3,777	—	3,777
Total	22,188	3,777	—	25,965
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.